UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management LLC

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices) (Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq. Bingham McCutchen LLP	Thomas S. Harman, Esq. Bingham McCutchen LLP
2020 K Street, NW Washington, DC 20006	2020 K Street, NW Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 100.3%
Consumer Discretionary 31.2%
Amazon.com, Inc.*	7,300	2,370,894
Chipotle Mexican Grill, Inc.*	1,700	1,007,267
HomeAway, Inc.*	28,700	999,334
Lululemon Athletica, Inc.*	19,900	805,552
Michael Kors Holdings Ltd.*	11,150	988,447
Netflix, Inc.*	5,250	2,313,150
Priceline Group Inc. (The)*	1,400	1,684,200
Tesla Motors, Inc.*	13,850	3,324,831
Vince Holding Corp.*	17,200	629,864
Vipshop Holdings Ltd.*	7,200	1,351,728

		15,475,267

Energy 3.0%
Pioneer Natural Resources Co.	6,400	1,470,784

Financials 11.9%
Artisan Partners Asset Management, Inc.	13,150	745,342
Charles Schwab Corp. (The)	44,900	1,209,157
Financial Engines, Inc.	22,600	1,023,328
First Republic Bank	18,250	1,003,568
Portfolio Recovery Associates, Inc.*	32,500	1,934,725

		5,916,120

Health Care 14.7%
Catamaran Corp.*	33,650	1,485,984
Celgene Corp.*	20,900	1,794,892
Fluidigm Corp.*	11,100	326,340
Gilead Sciences, Inc.*	18,400	1,525,544
IPC The Hospitalist Co.*	8,100	358,182
Medidata Solutions, Inc.*	24,150	1,033,861
Salix Pharmaceuticals Ltd.*	6,450	795,608

		7,320,411

Industrials 5.2%
PACCAR, Inc.	11,650	731,970
Precision Castparts Corp.	4,800	1,211,520
XPO Logistics, Inc.*	21,900	626,778

		2,570,268

Information Technology 34.3%
Alliance Data Systems Corp.*	4,250	1,195,313
Cognizant Technology Solutions Corp., Cl A*	16,000	782,560
Envestnet, Inc.*	4,850	237,262
F5 Networks, Inc.*	4,600	512,624
Facebook, Inc., Cl A*	27,550	1,853,839

See Notes to Schedules of Portfolio Investments.

Fireeye, Inc.*	6,700	271,685
Google, Inc., Cl A*	1,200	701,604
Google, Inc., Cl C*	1,900	1,093,032
LinkedIn Corp., Cl A*	11,550	1,980,478
MercadoLibre, Inc.	9,800	934,920
Mitek Systems, Inc.*	58,700	195,471
Pandora Media, Inc.*	44,600	1,315,700
ServiceNow, Inc.*	6,850	424,426
Splunk, Inc.*	10,700	592,031
Twitter, Inc.*	17,500	716,975
Workday, Inc., Cl A*	2,400	215,664
Xoom Corp.*	28,650	755,214
Yelp, Inc.*	14,800	1,134,864
Zillow, Inc.*	14,600	2,086,778

		17,000,440

Total Common Stocks (Cost $31,441,567)		49,753,290

Total Investments (Cost $31,441,567) — 100.3%		49,753,290
Liabilities in Excess of Other Assets — (0.3)%		(143,259)

Net Assets — 100.0%		$49,610,031

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 92.9%
Australia 2.1%
Flight Centre Travel Group Ltd.	8,114	340,091
Fortescue Metals Group Ltd.	64,674	265,282

		605,373

Austria 1.1%
Voestalpine AG	6,772	322,280

Belgium 2.6%
Anheuser-Busch InBev NV	6,582	756,168

China 1.0%
Agricultural Bank of China Ltd., H Shares	699,480	308,658

Denmark 2.7%
A.P. Moller - Maersk A/S, Cl B	200	496,983
Danske Bank A/S	10,439	295,061

		792,044

France 19.0%
AXA SA	30,711	734,028
BNP Paribas	7,982	541,515
Cap Gemini SA	5,903	421,123
CNP Assurances	13,528	280,822
Credit Agricole SA	18,503	260,962
Publicis Groupe SA(a)	5,939	503,713
Renault SA	5,516	498,728
Sanofi-Aventis	3,455	367,026
Societe Generale SA	9,088	476,053
Valeo SA	3,889	522,350
Vinci SA	8,536	638,184
Vivendi SA*	15,400	376,829

		5,621,333

Germany 15.2%
Adidas AG	4,028	407,985
Allianz SE	2,787	464,436
BASF SE	5,084	591,938
Continental AG	2,035	471,341
Deutsche Lufthansa AG	17,495	375,629
Deutsche Post AG	17,321	626,383
Fresenius SE	2,806	418,422
Infineon Technologies AG	35,236	440,462
Siemens AG	5,316	702,079

		4,498,675

Italy 2.1%
Unipol Gruppo Finanziario SpA	111,937	632,721

See Notes to Schedules of Portfolio Investments.

Japan 20.5%
Aisin Seiki Co. Ltd.	8,100	322,225
Aozora Bank Ltd.	111,255	365,707
Canon, Inc.	13,500	439,228
Hino Motors Ltd.	20,928	288,185
Honda Motor Co. Ltd.	12,341	430,878
Marubeni Corp.	45,550	333,178
Mitsubishi UFJ Financial Group, Inc.	107,050	656,217
Mitsui & Co. Ltd.	22,708	364,027
NHK Spring Co. Ltd.	31,723	297,486
Resona Holdings, Inc.	80,743	470,247
Sekisui Chemical Co. Ltd.	28,012	324,348
Sumitomo Corp.	56,911	768,513
Sumitomo Mitsui Financial Group, Inc.	13,725	574,985
Toyota Motor Corp.	7,049	423,337

		6,058,561

Netherlands 3.1%
Aegon NV	34,857	304,229
Koninklijke Ahold NV	32,066	601,978

		906,207

Norway 1.7%
Telenor ASA	22,148	504,426

Russia 0.9%
Sberbank of Russia SP ADR	23,731	240,395
Sberbank of Russia SP ADR	2,409	24,500

		264,895

Switzerland 6.5%
Roche Holding AG	2,313	689,883
Swiss Life Holding AG*	2,621	621,557
Swiss Re Ltd.*	6,932	616,751

		1,928,191

Taiwan 1.4%
Hon Hai Precision Industry Co. Ltd.	122,271	409,508

United Kingdom 13.0%
AstraZeneca PLC	9,428	700,343
Bodycote PLC	35,755	420,689
British American Tobacco PLC	13,222	787,006
BT Group PLC	127,573	840,346
SABMiller PLC	9,277	537,901
WPP PLC	24,737	539,347

		3,825,632

Total Common Stocks (Cost $19,911,367)		27,434,672

Preferred Stock 2.0%
Germany 2.0%
Volkswagen AG, 1.78%	2,192	575,689

Total Preferred Stock (Cost $374,682)		575,689

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 1.0%
RidgeWorth Funds Securities Lending Joint Account(b)	288,859	288,859

Total Short-Term Investment (Cost $288,859)		288,859

Money Market Fund 1.2%
State Street Institutional Liquid Reserves Fund, Institutional Class 0.06%(c)	367,439	367,439

Total Money Market Fund (Cost $367,439)		367,439

Total Investments (Cost $20,942,347) — 97.1%		28,666,659
Other Assets in Excess of Liabilities — 2.9%		850,894

Net Assets — 100.0%		$29,517,553

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $274,374.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 97.9%
Australia 6.0%
AGL Energy Ltd.	1,583	23,107
ALS Ltd.	987	8,246
Alumina Ltd.*	7,258	9,239
Amcor Ltd.	3,469	34,117
AMP Ltd.	8,881	44,384
APA Group	2,378	15,450
Asciano Ltd.	2,803	14,881
ASX Ltd.	581	19,526
Aurizon Holdings Ltd.	6,417	30,134
Australia & New Zealand Banking Group Ltd.	8,239	259,017
Bank of Queensland Ltd.	1,080	12,414
Bendigo and Adelaide Bank Ltd.	1,173	13,494
BGP Holdings PLC*(a)(e)	737,041	—
BHP Billiton Ltd.	9,643	326,434
Boral Ltd.	2,204	10,911
Brambles Ltd.	4,474	38,770
Caltex Australia Ltd.	389	7,912
CFS Retail Property Trust REIT	6,095	11,724
Coca-Cola Amatil Ltd.	1,643	14,656
Cochlear Ltd.	165	9,600
Commonwealth Bank of Australia	4,840	369,126
Computershare Ltd.	1,359	15,993
Crown Ltd.	1,151	16,410
CSL Ltd.	1,433	89,925
Dexus Property Group REIT	16,604	17,379
Federation Centres Ltd., REIT	4,103	9,634
Flight Centre Travel Group Ltd.	161	6,748
Fortescue Metals Group Ltd.	4,475	18,356
Goodman Group	4,923	23,443
GPT Group REIT	5,083	18,405
Harvey Norman Holdings Ltd.	1,529	4,469
Iluka Resources Ltd.	1,204	9,230
Incitec Pivot Ltd.	4,681	12,800
Insurance Australia Group Ltd.	7,031	38,719
Leighton Holdings Ltd.	305	5,674
Lend Lease Group	1,569	19,396
Macquarie Group Ltd.	868	48,806
Metcash Ltd.	2,532	6,303
Mirvac Group REIT	10,524	17,714
National Australia Bank Ltd.	7,067	218,440
Newcrest Mining Ltd.*	2,202	21,843
Orica Ltd.	1,056	19,397

See Notes to Schedules of Portfolio Investments.

Origin Energy Ltd.	3,306	45,576
Qantas Airways Ltd.*	3,166	3,762
QBE Insurance Group Ltd.	3,749	38,427
Ramsay Health Care Ltd.	380	16,304
REA Group Ltd.	158	6,363
Rio Tinto Ltd.	1,308	73,152
Santos Ltd.	2,919	39,250
Scentre Group*	15,635	47,176
Seek Ltd.	924	13,810
Sonic Healthcare Ltd.	1,083	17,698
SP Ausnet	4,839	6,046
Stockland REIT	6,987	25,563
Suncorp Group Ltd.	3,863	49,321
Sydney Airport	3,261	12,976
TABCORP Holdings Ltd.	2,111	6,688
Tatts Group Ltd.	3,989	12,300
Telstra Corp. Ltd.	13,076	64,239
Toll Holdings Ltd.	1,960	9,426
TPG Telecom Ltd.	834	4,333
Transurban Group	5,245	36,549
Treasury Wine Estates Ltd.	1,861	8,792
Wesfarmers Ltd.	3,433	135,442
Westfield Corp., REIT	6,082	41,005
Westpac Banking Corp.	9,335	298,227
Woodside Petroleum Ltd.	1,979	76,641
Woolworths Ltd.	3,767	125,105
WorleyParsons Ltd.	597	9,801

		3,136,198

Austria 1.7%
Andritz AG	1,766	102,059
Erste Group Bank AG	6,777	219,188
Immofinanz AG*(a)(e)	23,278	82,236
OMV AG	3,572	161,408
Raiffeisen Bank International AG	2,843	90,763
Telekom Austria AG	5,373	52,531
Vienna Insurance Group	931	49,833
Voestalpine AG	2,719	129,397

		887,415

Belgium 2.1%
Ageas	1,430	57,049
Anheuser-Busch InBev NV	5,227	600,500
Belgacom SA	944	31,327
Colruyt SA	470	23,876
Delhaize Group SA	666	45,060
Groupe Bruxelles Lambert SA	525	54,556
KBC Groep NV*	1,628	88,611
Solvay SA	385	66,267
Telenet Group Holding NV*	319	18,180
UCB SA	735	62,228
Umicore	708	32,894

		1,080,548

See Notes to Schedules of Portfolio Investments.

Cayman Islands 0.1%
Sands China Ltd.	3,666	27,789
Wynn Macau Ltd.	1,952	7,682

		35,471

Denmark 1.4%
A.P. Moller - Maersk A/S, Cl B	23	57,153
A.P. Moller - Maersk A/S, Cl A	10	23,527
Carlsberg A/S, Cl B	378	40,717
Coloplast A/S, Cl B	392	35,450
Danske Bank A/S	2,316	65,462
DSV A/S	636	20,733
Novo Nordisk A/S, Cl B	7,033	323,695
Novozymes A/S, Cl B	845	42,383
Pandora A/S	407	31,208
TDC A/S	2,868	29,682
Tryg A/S	76	7,677
Vestas Wind Systems A/S*	791	39,907
William Demant Holding A/S*	80	7,264

		724,858

Finland 1.0%
Elisa Oyj	683	20,893
Fortum Oyj	2,038	54,724
Kone Oyj, Cl B	1,434	59,850
Metso Oyj	517	19,588
Neste Oil Oyj	616	12,020
Nokia Oyj	17,187	130,144
Nokian Renkaat Oyj	541	21,113
Orion Oyj, Cl B(b)	471	17,562
Sampo Oyj, Cl A	2,052	103,822
Stora Enso Oyj	2,640	25,702
UPM-Kymmene Oyj	2,524	43,132
Wartsila Oyj	679	33,676

		542,226

France 10.6%
Accor SA	700	36,414
Aeroports de Paris	123	16,206
Air Liquide SA	1,405	189,693
Alcatel-Lucent*	11,121	39,715
Alstom	883	32,192
Arkema SA	231	22,483
Atos Origin SA	322	26,825
AXA SA	7,425	177,466
BNP Paribas	4,334	294,027
Bollore SA	22	14,279
Bouygues SA	796	33,124
Bureau Veritas SA	906	25,147
Cap Gemini SA	589	42,020

See Notes to Schedules of Portfolio Investments.

Carrefour SA	2,465	90,931
Casino Guichard-Perrachon SA	232	30,761
Christian Dior SA	224	44,567
CNP Assurances	658	13,659
Compagnie de Saint – Gobain(b)	1,819	102,632
Compagnie Generale des Etablissements Michelin	747	89,255
Credit Agricole SA	4,084	57,600
Danone SA	2,325	172,680
Dassault Systemes SA	256	32,937
Edenred	833	25,259
Electricite de France	984	30,990
Essilor International SA	835	88,554
Eurazeo	165	13,726
European Aeronautic Defence and Space Co.	2,379	159,425
Eutelsat Communications	586	20,361
Fonciere Des Regions	120	13,011
France Telecom SA	7,592	119,811
GDF SUEZ	5,928	163,197
Gecina SA	91	13,271
Groupe Eurotunnel SA	1,914	25,886
Groupe Fnac*	39	2,032
ICADE REIT	151	16,190
Iliad SA	107	32,343
Imerys	140	11,797
JCDecaux SA	274	10,224
Klepierre	409	20,842
L’Oreal SA	985	169,742
Lafarge SA	765	66,412
Lagardere SCA	457	14,884
Legrand SA	1,087	66,510
LVMH Moet Hennessy Louis Vuitton SA	1,143	220,368
Natixis	3,785	24,266
Pernod-Ricard SA	869	104,356
Peugeot SA*	1,603	23,695
PPR	310	67,981
Publicis Groupe SA(b)	731	61,999
Remy Cointreau SA	106	9,752
Renault SA	788	71,247
Rexel SA	1,102	25,773
Safran SA	1,110	72,675
Sanofi-Aventis	4,880	518,404
Schneider Electric SA	2,134	200,893
Scor SE	629	21,636
Societe BIC SA	120	16,418
Societe Generale SA	2,943	154,162
Sodexo	386	41,518
Suez Environnement SA	1,149	21,995
Technip SA	418	45,726
Thales SA	374	22,623
Total SA	8,762	633,244
Unibail-Rodamco SE, REIT	398	115,781

See Notes to Schedules of Portfolio Investments.

Valeo SA	311	41,772
Vallourec SA	436	19,525
Veolia Environnement SA	1,686	32,125
Vinci SA	1,978	147,883
Vivendi SA*	4,868	119,117
Wendel SA	133	19,049
Zodiac Aerospace	761	25,759

		5,548,822

Germany 13.6%
Adidas AG	1,275	129,141
Allianz SE	2,782	463,603
Axel Springer AG	236	14,526
BASF SE	5,598	651,784
Bayer AG	5,040	711,866
Bayerische Motoren Werke AG	2,018	255,932
Beiersdorf AG	597	57,771
Brenntag AG	305	54,502
Celesio AG	310	11,036
Commerzbank AG*	5,898	92,714
Continental AG	670	155,183
Daimler AG	5,868	549,598
Deutsche Bank AG	6,213	218,599
Deutsche Boerse AG	1,176	91,272
Deutsche Lufthansa AG	1,357	29,136
Deutsche Post AG	5,895	213,182
Deutsche Telekom AG	18,989	332,821
Deutsche Wohnen AG	1,744	37,612
E.ON AG	12,195	251,815
Fraport AG	219	15,474
Fresenius Medical Care AG	1,318	88,595
Fresenius SE	767	114,373
GEA Group AG	1,080	51,138
Hannover Rueckversicherung AG	357	32,171
Heidelberg Cement AG	859	73,314
Henkel AG & Co. KGaA	712	71,658
Hochtief AG	141	12,204
Hugo Boss AG	189	28,248
Infineon Technologies AG	6,871	85,890
K+S AG	1,017	33,443
Kabel Deutschland Holding AG	146	21,381
Lanxess AG	558	37,665
Linde AG	1,131	240,510
MAN SE	210	25,952
Merck KGaA	766	66,489
Metro AG*	988	43,062
Muenchener Rueckversicherungs AG	1,093	242,307
Osram Licht AG*	542	27,337
ProSiebenSat.1 Media AG	1,333	59,385
RWE AG	2,983	128,114
SAP AG	5,615	433,638
Siemens AG	4,832	638,157

See Notes to Schedules of Portfolio Investments.

Sky Deutschland AG*	2,673	24,625
Telefonica Deutschland Holding AG*	1,646	13,611
ThyssenKrupp AG*	2,759	80,431
United Internet AG	709	31,237
Volkswagen AG	175	45,242

		7,087,744

Guernsey 0.0%(c)
Resolution Ltd.	2,247	12,125

Hong Kong 1.0%
AIA Group Ltd.	18,251	91,839
ASM Pacific Technology Ltd.	301	3,288
Bank of East Asia Ltd.	1,536	6,372
BOC Hong Kong Holdings Ltd.	5,608	16,244
Cathay Pacific Airways Ltd.	1,481	2,767
Cheung Kong (Holdings) Ltd.	2,106	37,335
Cheung Kong Infrastructure Holdings Ltd.	784	5,427
CLP Holdings Ltd.	2,871	23,485
First Pacific Co. Ltd.	2,641	2,971
Galaxy Entertainment Group Ltd.	3,524	28,100
Hang Lung Properties Ltd.	2,808	8,659
Hang Seng Bank Ltd.	1,159	18,977
Henderson Land Development Co. Ltd.	1,466	8,587
HK Electric Investments and HK Electric Investments Ltd.*	437	296
HKT Trust / HKT Ltd.	2,817	3,304
Hong Kong & China Gas Co. Ltd. (The)	9,561	20,947
Hong Kong Electric Holdings Ltd.	2,102	18,415
Hong Kong Exchanges & Clearing Ltd.	1,672	31,152
Hutchison Whampoa Ltd.	3,230	44,134
Hysan Development Co. Ltd.	801	3,762
Kerry Logistics Network Ltd.	435	687
Kerry Properties Ltd.	814	2,846
Li & Fung Ltd.	8,868	13,158
Link REIT (The)	3,502	18,842
MTR Corp.	1,818	7,014
New World Development Co. Ltd.	7,811	8,889
Noble Group Ltd.	13,576	14,916
NWS Holdings Ltd.	1,830	3,395
Orient Overseas International Ltd.	276	1,350
PCCW Ltd.	5,016	2,990
Shangri-La Asia Ltd.	1,965	3,088
Sino Land Co. Ltd.	3,726	6,115
SJM Holdings Ltd.	2,435	6,089
Sun Hung Kai Properties Ltd.*	175	229
Sun Hung Kai Properties Ltd.	2,459	33,758
Swire Pacific Ltd.	853	10,494
Swire Properties Ltd.	1,469	4,293
Techtronic Industries Co.	2,080	6,669
Wharf Holdings Ltd. (The)	2,296	16,590
Wheelock & Co. Ltd.	1,148	4,829
Yue Yuen Industrial (Holdings) Ltd.	931	3,153

		545,455

See Notes to Schedules of Portfolio Investments.

Ireland 0.9%
Bank of Ireland*	256,416	86,724
CRH PLC	7,756	199,024
Experian PLC	1,812	30,639
Irish Bank Resolution Corp. Ltd.*(a)(e)	131,459	—
Irish Bank Resolution Corp. Ltd.*(a)(b)(e)	8,839	—
James Hardie Industries SE	1,269	16,561
Kerry Group PLC, Cl A	1,671	125,502
Ryanair Holdings PLC	1,892	17,902

		476,352

Israel 1.2%
Bank Hapoalim BM	9,277	53,637
Bank Leumi Le-Israel BM*	11,632	45,389
Bezeq Israeli Telecommunication Corp. Ltd.	16,765	31,415
Delek Group Ltd.	41	16,966
Israel Chemicals Ltd.	3,907	33,474
Israel Corp. Ltd. (The)*	23	13,104
Mizrahi Tefahot Bank Ltd.	1,208	15,623
NICE Systems Ltd.	514	21,000
Teva Pharmaceutical Industries Ltd.	7,491	395,998

		626,606

Italy 7.8%
Assicurazioni Generali SpA	14,585	319,740
Atlantia SpA	5,157	147,020
Banca Monte dei Paschi di Siena SpA*(b)	1,240	2,403
Banco Popolare*	4,524	74,522
Enel Green Power SpA	21,858	61,896
Enel SpA	82,217	478,914
Eni SpA	31,775	869,320
Exor SpA	1,243	51,044
Fiat SpA*(b)	10,936	107,967
Finmeccanica SpA*	5,055	48,072
Intesa Sanpaolo SpA	145,281	448,794
Intesa Sanpaolo SpA - RSP	11,647	30,971
Luxottica Group SpA	2,088	120,854
Mediobanca SpA*	7,344	73,209
Pirelli & C SpA	2,971	47,679
Prysmian SpA	2,546	57,523
Saipem SpA*	3,307	89,207
Snam Rete Gas SpA	25,343	152,690
Telecom Italia SpA*	125,689	159,198
Telecom Italia SpA	75,269	74,362
Terna SpA(b)	18,829	99,314
UniCredit SpA	55,137	461,677
Unione di Banche Italiane ScpA	10,700	92,598
UnipolSai SpA	11,246	36,157

		4,105,131

See Notes to Schedules of Portfolio Investments.

Japan 21.0%
ABC-Mart, Inc.	111	5,939
Acom Co. Ltd.*	1,633	7,770
ADVANTEST Corp.	625	7,724
AEON Co. Ltd.	2,500	30,749
AEON Credit Service Co. Ltd.	449	11,741
AEON Mall Co. Ltd.	452	11,908
Air Water, Inc.	622	9,947
Aisin Seiki Co. Ltd.	799	31,785
Ajinomoto Co., Inc.	2,315	36,289
Alfresa Holdings Corp.	172	11,087
All Nippon Airways Co. Ltd.(b)	4,832	11,400
Amada Co. Ltd.	1,488	15,129
Aozora Bank Ltd.	4,467	14,683
Asahi Breweries Ltd.	1,535	48,184
Asahi Glass Co. Ltd.	4,201	24,757
Asahi Kasei Corp.	5,257	40,217
ASICS Corp.	668	15,582
Astellas Pharma, Inc.	8,305	109,116
Bank of Kyoto Ltd. (The)	1,343	12,210
Bank of Yokohama Ltd. (The)	4,910	28,257
Benesse Holdings, Inc.	300	13,015
Bridgestone Corp.	2,582	90,353
Brother Industries Ltd.	984	17,047
Calbee, Inc.	258	7,116
Canon, Inc.	4,285	139,414
Casio Computer Co. Ltd.	930	13,495
Central Japan Railway Co.	572	81,589
Chiba Bank Ltd. (The)	3,099	21,872
Chiyoda Corp.	653	7,909
Chubu Electric Power Co., Inc.*	2,683	33,344
Chugai Pharmaceutical Co. Ltd.	933	26,294
Chugoku Bank Ltd. (The)	683	10,504
Chugoku Electric Power Co., Inc. (The)	1,237	16,875
Chuo Mitsui Trust Holdings, Inc.	12,969	59,273
Citizen Holdings Co. Ltd.	1,102	8,648
Credit Saison Co. Ltd.	657	13,671
Dai Nippon Printing Co. Ltd.	2,335	24,386
Dai-ichi Life Insurance Co. Ltd. (The)	3,374	50,258
Daicel Corp.	1,218	11,638
Daido Steel Co. Ltd.	1,177	6,018
Daihatsu Motor Co. Ltd.	801	14,240
Daiichi Sankyo Co. Ltd.	2,532	47,238
Daikin Industries Ltd.	931	58,743
Dainippon Sumitomo Pharma Co. Ltd.	664	7,636
Daito Trust Construction Co. Ltd.	303	35,622
Daiwa House Industry Co. Ltd.	2,359	48,901
Daiwa Securities Group, Inc.	6,596	57,102
DeNa Co. Ltd.	441	5,964
DENSO Corp.	1,930	92,113
Dentsu, Inc.	858	34,937

See Notes to Schedules of Portfolio Investments.

Don Quijote Co. Ltd.	227	12,660
East Japan Railway Co.	1,332	104,911
Eisai Co. Ltd.	1,000	41,893
Electric Power Development Co. Ltd.	488	15,848
FamilyMart Co. Ltd.	246	10,600
FANUC Ltd.	724	124,853
Fast Retailing Co. Ltd.	210	69,091
Fuji Electric Holdings Co. Ltd.	2,332	11,049
Fuji Heavy Industries Ltd.	2,330	64,515
FUJIFILM Holdings Corp.	1,838	51,255
Fujitsu Ltd.	7,394	55,398
Fukuoka Financial Group, Inc.	3,223	15,557
Gree, Inc.	442	3,874
GungHo Online Entertainment, Inc.	1,742	11,246
Gunma Bank Ltd. (The)	1,583	9,360
Hachijuni Bank Ltd. (The)	1,737	10,751
Hakuhodo DY Holdings, Inc.	946	9,394
Hamamatsu Photonics K.K.	299	14,669
Hankyu Hanshin Holdings, Inc.	4,765	27,187
Hikari Tsushin, Inc.	66	4,984
Hino Motors Ltd.	1,078	14,844
Hirose Electric Co. Ltd.	128	19,016
Hiroshima Bank Ltd. (The)	2,085	9,961
Hisamitsu Pharmaceutical Co., Inc.	258	11,537
Hitachi Chemical Co. Ltd.	436	7,213
Hitachi Construction Machinery Co. Ltd.	449	8,944
Hitachi High-Technologies Corp.	259	6,161
Hitachi Ltd.	18,268	133,802
Hitachi Metals Ltd.	851	12,886
Hokuhoku Financial Group, Inc.	4,925	10,501
Hokuriku Electric Power Co.	703	9,320
Honda Motor Co. Ltd.	6,162	215,142
Hoya Corp.	1,726	57,349
Hulic Co. Ltd.	946	12,466
Ibiden Co. Ltd.	473	9,525
Idemitsu Kosan Co. Ltd.	367	7,974
IHI Corp.	5,497	25,612
Iida Group Holdings Co. Ltd.	513	7,793
Inpex Corp.	3,576	54,361
Isetan Mitsukoshi Holdings Ltd.	1,481	19,297
Isuzu Motors Ltd.	4,946	32,711
ITOCHU Corp.	5,975	76,733
Itochu Techno-Solutions Corp.	106	4,609
Iyo Bank Ltd. (The)	1,081	10,927
J. Front Retailing Co. Ltd.	2,010	14,107
Japan Airlines Co. Ltd.	251	13,875
Japan Display, Inc.*	1,432	8,792
Japan Exchange Group, Inc.	1,032	25,417
Japan Prime Realty Investment Corp. REIT	3	10,765
Japan Real Estate Investment Corp. REIT	5	29,120
Japan Retail Fund Investment Corp. REIT	9	20,238

See Notes to Schedules of Portfolio Investments.

Japan Tobacco, Inc.	4,158	151,577
JFE Holdings, Inc.	2,048	42,272
JGC Corp.	864	26,251
Joyo Bank Ltd. (The)	2,831	15,090
JS Group Corp.	1,110	29,956
JSR Corp.	745	12,781
JTEKT Corp.	856	14,424
JX Holdings, Inc.	8,913	47,686
Kajima Corp.	3,523	15,580
Kakaku.com, Inc.	500	8,761
Kamigumi Co. Ltd.	972	8,942
Kaneka Corp.	1,167	7,303
Kansai Electric Power Co., Inc. (The)*	2,932	27,640
Kansai Paint Co. Ltd.	966	16,144
Kao Corp.	2,048	80,602
Kawasaki Heavy Industries Ltd.	5,917	22,545
KDDI Corp.	2,204	134,431
Keikyu Corp.	1,953	17,543
Keio Corp.	2,409	18,929
Keisei Electric Railway Co. Ltd.	1,150	11,454
Keyence Corp.	181	78,963
Kikkoman Corp.	658	13,705
Kintetsu Corp.	6,768	24,652
Kirin Holdings Co. Ltd.	3,255	47,007
Kobe Steel Ltd.	12,096	18,149
Koito Manufacturing Co. Ltd.	404	10,349
Komatsu Ltd.	3,707	86,066
Konami Corp.	420	9,283
Konica Minolta Holdings, Inc.	1,994	19,703
Kubota Corp.	4,488	63,617
Kuraray Co. Ltd.	1,437	18,213
Kurita Water Industries Ltd.	471	10,912
Kyocera Corp.	1,289	61,177
Kyowa Hakko Kirin Co. Ltd.	961	13,006
Kyushu Electric Power Co., Inc.*	1,778	20,026
Lawson, Inc.	274	20,556
M3, Inc.	770	12,253
Mabuchi Motor Co. Ltd.	105	7,960
Makita Corp.	469	28,981
Marubeni Corp.	6,552	47,925
Marui Group Co. Ltd.	930	8,932
Maruichi Steel Tube Ltd.	197	5,289
Mazda Motor Corp.	10,713	50,231
McDonald’s Holdings Co. (Japan) Ltd.	278	7,807
Medipal Holdings Corp.	562	7,966
Meiji Holdings Co. Ltd.	256	16,956
Miraca Holdings, Inc.	234	11,341
Mitsubishi Chemical Holdings Corp.	5,644	25,015
Mitsubishi Corp.	5,578	116,014
Mitsubishi Electric Corp.	7,669	94,628
Mitsubishi Estate Co. Ltd.	4,729	116,749

See Notes to Schedules of Portfolio Investments.

Mitsubishi Gas Chemical Co., Inc.	1,612	10,311
Mitsubishi Heavy Industries Ltd.	12,050	75,175
Mitsubishi Logistics Corp.	514	7,697
Mitsubishi Materials Corp.	4,654	16,309
Mitsubishi Motors Corp.	2,563	28,285
Mitsubishi Tanabe Pharma Corp.	937	14,031
Mitsubishi UFJ Financial Group, Inc.	48,180	295,344
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,955	11,232
Mitsui & Co. Ltd.	6,896	110,548
Mitsui Chemicals, Inc.	3,405	9,310
Mitsui Fudosan Co. Ltd.	3,323	112,051
Mitsui O.S.K. Lines Ltd.	4,521	16,825
Mizuho Financial Group, Inc.	86,993	178,615
MS&AD Insurance Group Holdings, Inc.	2,011	48,575
Murata Manufacturing Co. Ltd.	805	75,339
Nabtesco Corp.	455	10,061
Nagoya Railroad Co. Ltd.	3,324	13,256
Namco Bandai Holdings, Inc.	741	17,350
NEC Corp.	9,739	31,052
Nexon Co. Ltd.	455	4,343
NGK Insulators Ltd.	1,126	25,564
NGK Spark Plug Co. Ltd.	746	21,046
NHK Spring Co. Ltd.	661	6,199
Nidec Corp.	806	49,456
Nikon Corp.	1,421	22,373
Nintendo Co. Ltd.	422	50,508
Nippon Building Fund, Inc. REIT	5	29,219
Nippon Electric Glass Co. Ltd.	1,555	9,056
Nippon Express Co. Ltd.	3,319	16,086
Nippon Meat Packers, Inc.	715	13,968
Nippon Paint Co. Ltd.	576	12,190
Nippon Prologis REIT, Inc.	5	11,658
Nippon Steel Corp.	30,172	96,498
Nippon Telegraph & Telephone Corp.	1,489	92,863
Nippon Yusen Kabushiki Kaisha	6,727	19,390
Nissan Motor Co. Ltd.	9,868	93,610
Nisshin Seifun Group, Inc.	860	10,263
Nissin Foods Holdings Co. Ltd.	247	12,703
Nitori Holdings Co. Ltd.	285	15,586
Nitto Denko Corp.	621	29,099
NKSJ Holdings, Inc.	1,385	37,296
NOK Corp.	399	8,015
Nomura Holdings, Inc.	14,412	102,003
Nomura Real Estate Holdings, Inc.	518	9,802
Nomura Research Institute Ltd.	423	13,320
NSK Ltd.	1,952	25,377
NTT Data Corp.	538	20,659
NTT DoCoMo, Inc.	6,142	105,009
NTT Urban Development Corp.	517	5,818
Obayashi Corp.	2,705	19,305
Odakyu Electric Railway Co. Ltd.	2,610	25,120

See Notes to Schedules of Portfolio Investments.

OJI Paper Co. Ltd.	3,325	13,687
Olympus Corp.*	952	32,797
Omron Corp.	853	35,954
Ono Pharmaceutical Co. Ltd.	345	30,378
Oracle Corp. Japan	161	7,040
Oriental Land Co. Ltd.	198	33,920
ORIX Corp.	5,264	87,244
Osaka Gas Co. Ltd.	7,807	32,829
Otsuka Corp.	204	9,887
Otsuka Holdings Co. Ltd.	1,511	46,834
Panasonic Corp.	8,762	106,730
Park24 Co. Ltd.	409	7,437
Rakuten, Inc.	3,025	39,087
Resona Holdings, Inc.	8,873	51,676
Ricoh Co. Ltd.	2,791	33,253
Rinnai Corp.	138	13,323
Rohm Co. Ltd.	403	23,113
Sankyo Co. Ltd.	225	8,651
Sanrio Co. Ltd.	187	5,433
Santen Pharmaceutical Co. Ltd.	310	17,442
SBI Holdings, Inc.	844	10,331
Secom Co. Ltd.	833	50,898
Sega Sammy Holdings, Inc.	778	15,306
Seiko Epson Corp.	518	22,038
Sekisui Chemical Co. Ltd.	1,775	20,553
Sekisui House Ltd.	2,256	30,932
Seven & I Holdings Co. Ltd.	2,848	119,987
Seven Bank Ltd.	2,481	10,139
Sharp Corp.*	6,076	19,493
Shikoku Electric Power Co., Inc.*	745	10,399
Shimadzu Corp.	987	9,051
Shimamura Co. Ltd.	94	9,242
Shimano, Inc.	329	36,503
Shimizu Corp.	2,463	17,432
Shin-Etsu Chemical Co. Ltd.	1,629	99,022
Shinsei Bank Ltd.	6,871	15,464
Shionogi & Co. Ltd.	1,244	25,959
Shiseido Co. Ltd.	1,500	27,348
Shizuoka Bank Ltd. (The)	2,112	22,828
Showa Shell Sekiyu Kabushiki Kaisha	786	8,930
SMC Corp.	219	58,606
Softbank Corp.	3,630	270,284
Sony Corp.	4,214	69,966
Sony Financial Holdings, Inc.	725	12,367
Stanley Electric Co. Ltd.	598	15,590
Sumitomo Chemical Co. Ltd.	6,204	23,455
Sumitomo Corp.	4,467	60,321
Sumitomo Electric Industries Ltd.	2,993	42,101
Sumitomo Heavy Industries Ltd.	2,304	10,962
Sumitomo Metal Mining Co. Ltd.	2,181	35,415
Sumitomo Mitsui Financial Group, Inc.	4,810	201,507

See Notes to Schedules of Portfolio Investments.

Sumitomo Realty & Development Co. Ltd.	1,417	60,804
Sumitomo Rubber Industries Ltd.	713	10,290
Suntory Beverage & Food Ltd.	552	21,659
Suruga Bank Ltd.	753	14,613
Suzuken Co. Ltd.	296	11,015
Suzuki Motor Corp.	1,447	45,322
Sysmex Corp.	569	21,372
T&D Holdings, Inc.	2,413	32,799
Taiheiyo Cement Corp.	4,895	19,714
Taisei Corp.	4,037	22,356
Taisho Pharmaceutical Holdings Co. Ltd.	132	9,629
Taiyo Nippon Sanso Corp.	1,009	8,934
Takashimaya Co. Ltd.	1,104	10,713
Takeda Pharmaceutical Co. Ltd.	2,985	138,458
TDK Corp.	514	24,100
Teijin Ltd.	3,895	9,766
Terumo Corp.	1,233	27,568
THK Co. Ltd.	475	11,197
Tobu Railway Co. Ltd.	4,255	22,261
Toho Co. Ltd.	473	11,094
Toho Gas Co. Ltd.	1,706	9,380
Tohoku Electric Power Co., Inc.	1,886	22,136
Tokio Marine Holdings, Inc.	2,749	90,417
Tokyo Electric Power Co., Inc. (The)*	6,023	25,090
Tokyo Electron Ltd.	681	46,034
Tokyo Gas Co. Ltd.	9,492	55,469
Tokyo Tatemono Co. Ltd.	1,715	15,863
Tokyu Corp.	4,735	33,559
Tokyu Fudosan Holdings Corp.	1,719	13,558
TonenGeneral Sekiyu KK	1,178	11,186
Toppan Printing Co. Ltd.	2,331	18,040
Toray Industries, Inc.	6,113	40,188
Toshiba Corp.	15,977	74,598
TOTO Ltd.	1,239	16,694
Toyo Seikan Kaisha Ltd.	683	10,491
Toyo Suisan Kaisha Ltd.	371	11,444
Toyoda Gosei Co. Ltd.	273	5,670
Toyota Industries Corp.	681	35,157
Toyota Motor Corp.	10,425	626,087
Toyota Tsusho Corp.	887	25,505
Trend Micro, Inc.	439	14,452
Uni-Charm Corp.	476	28,366
United Urban Investment Corp., REIT	9	14,525
USS Co. Ltd.	920	15,702
West Japan Railway Co.	654	28,793
Yahoo Japan Corp.	6,099	28,176
Yakult Honsha Co. Ltd.	366	18,534
Yamada Denki Co. Ltd.	3,832	13,655
Yamaguchi Financial Group, Inc.	882	9,298
Yamaha Corp.	658	10,399
Yamaha Motor Co. Ltd.	1,167	20,079

See Notes to Schedules of Portfolio Investments.

Yamato Holdings Co. Ltd.	1,444	29,919
Yamato Kogyo Co. Ltd.	175	5,131
Yamazaki Baking Co. Ltd.	461	5,757
Yaskawa Electric Corp.	895	10,840
Yokogawa Electric Corp.	896	11,330
Yokohama Rubber Co. Ltd. (The)	857	7,411

		10,999,633

Jersey 0.2%
Petrofac Ltd.	432	8,894
Randgold Resources Ltd.	141	11,759
Shire PLC	1,072	83,842

		104,495

Luxembourg 0.6%
Altice SA*	284	19,786
ArcelorMittal	4,084	60,564
Millicom International Cellular SA	183	16,762
RTL Group SA*	223	24,807
SES	1,243	47,147
Tenaris SA	5,898	138,909

		307,975

Macau 0.0%(c)
MGM China Holdings Ltd.	1,193	4,148

Mauritius 0.0%(c)
Golden Agri-Resources Ltd.	22,250	9,904

Netherlands 3.5%
Aegon NV	8,458	73,821
Akzo Nobel NV	1,120	83,965
ASML Holding NV	1,669	155,427
CNH Industrial NV	11,793	121,111
Corio NV REIT	304	15,527
Delta Lloyd NV	927	23,534
Fugro NV	318	18,208
Gemalto NV	358	37,109
Heineken Holding NV	455	29,915
Heineken NV	1,076	77,249
ING Groep NV*	17,929	251,885
Koninklijke Ahold NV	4,344	81,550
Koninklijke Boskalis Westminster NV	405	23,228
Koninklijke DSM NV	805	58,631
Koninklijke KPN NV*	14,470	52,724
Koninklijke Philips Electronics NV	4,530	143,753
Koninklijke Vopak NV	318	15,545
OCI*	434	16,937
QIAGEN NV*	1,396	33,834
Randstad Holding NV	580	31,442
Reed Elsevier NV	3,256	74,679
TNT Express NV	2,043	18,491
Unilever NV	7,605	332,764
Wolters Kluwer NV	1,358	40,203
Ziggo NV	700	32,369

		1,843,901

See Notes to Schedules of Portfolio Investments.

New Zealand 0.7%
Auckland International Airport Ltd.	19,368	66,135
Contact Energy Ltd.	7,777	36,157
Fletcher Building Ltd.	13,795	106,409
Ryman Healthcare Ltd.	7,536	56,414
Telecom Corp. of New Zealand Ltd.	37,686	88,429
Xero Ltd.*	1,298	29,537

		383,081

Norway 2.0%
Aker Solutions ASA	1,430	24,852
DnB NOR ASA	8,882	162,469
Gjensidige Forsikring ASA	1,741	31,222
Norsk Hydro ASA	12,223	65,421
Orkla ASA	7,409	66,011
Seadrill Ltd.	3,412	135,337
StatoilHydro ASA	10,143	311,540
Telenor ASA	6,892	156,967
Yara International ASA	1,674	83,866

		1,037,685

Portugal 0.9%
Banco Espirito Santo SA*	47,418	39,088
EDP - Energias de Portugal SA	43,761	219,554
Galp Energia SGPS SA	7,223	132,334
Jeronimo Martins SGPS SA	4,715	77,572

		468,548

Singapore 1.1%
Ascendas REIT	6,435	11,870
CapitaCommercial Trust, REIT	6,355	8,664
CapitaLand Ltd.	8,077	20,729
CapitaMall Trust REIT	7,632	12,089
CapitaMalls Asia Ltd.(a)	3,284	6,189
City Developments Ltd.	1,289	10,575
ComfortDelGro Corp. Ltd.	6,364	12,760
DBS Group Holdings Ltd.	5,406	72,620
Genting Singapore PLC	19,283	20,568
Global Logistic Properties Ltd.	9,750	21,112
Jardine Cycle & Carriage Ltd.	336	11,927
Keppel Corp. Ltd.	4,561	39,468
Keppel Land Ltd.	1,677	4,546
Keppel REIT	290	298
Olam International Ltd.	1,567	3,242
Oversea-Chinese Banking Corp. Ltd.	8,133	62,291
SembCorp Industries Ltd.	3,098	13,342
SembCorp Marine Ltd.	2,634	8,661
Singapore Airlines Ltd.	1,701	14,147
Singapore Exchange Ltd.	2,533	14,118
Singapore Press Holdings Ltd.	5,044	16,869

See Notes to Schedules of Portfolio Investments.

Singapore Technologies Engineering Ltd.	4,897	14,924
Singapore Telecommunications Ltd.	25,121	77,565
StarHub Ltd.	1,451	4,853
United Overseas Bank Ltd.	4,010	72,424
UOL Group Ltd.	1,115	5,830
Wilmar International Ltd.	6,054	15,488
Yangzijiang Shipbuilding Holdings Ltd.	4,623	4,004

		581,173

Spain 5.6%
Abertis Infraestructuras SA	2,365	54,421
Actividades de Construccion y Servicios SA	1,021	46,695
Amadeus IT Holding SA, Cl A	2,225	91,766
Banco Bilbao Vizcaya Argentaria SA	34,508	439,867
Banco de Sabadell SA	19,948	68,069
Banco Popular Espanol SA	10,239	68,419
Banco Santander SA	69,065	721,575
Bankia SA*	26,948	52,250
Criteria Caixacorp SA	10,267	63,362
Distribuidora Internacional de Alimentacion SA	3,618	33,312
Enagas	1,187	38,196
Ferrovial SA	2,360	52,561
Gas Natural SDG SA(b)	2,049	64,713
Grifols SA	872	47,660
Iberdrola SA	29,825	228,006
Inditex SA	1,276	196,388
Mapfre SA	5,404	21,541
Red Electrica Corporacion SA	633	57,900
Repsol YPF SA	5,036	132,813
Telefonica SA	23,959	410,745
Zardoya Otis SA*	1,079	19,207

		2,909,466

Sweden 2.2%
Alfa Laval AB	871	22,448
Assa Abloy AB, Cl B	925	47,070
Atlas Copco AB, Cl A	1,858	53,697
Atlas Copco AB, Cl B	1,080	28,853
Boliden AB	669	9,707
Electrolux AB, Cl B	588	14,873
Elekta AB, B SHS	902	11,475
Getinge AB	491	12,904
Hennes & Mauritz AB, Cl B	2,627	114,806
Hexagon AB, Cl B	704	22,696
Husqvarna AB, Cl B	986	7,666
Industrivarden AB, Cl C	290	5,729
Investor AB, Cl B	1,261	47,314
Kinnevik Investment AB, Cl B	651	27,749
Lundin Petroleum AB*	546	11,048
Nordea Bank AB	8,406	118,638
Sandvik AB	2,951	40,324
Securitas AB, Cl B	765	9,074

See Notes to Schedules of Portfolio Investments.

Skandinaviska Enskilda Banken AB, Cl A	4,204	56,187
Skanska AB, Cl B	1,052	24,011
SKF AB, Cl B	1,096	27,968
Svenska Cellulosa AB, Cl B	1,624	42,316
Svenska Handelsbanken AB, Cl A	1,381	67,608
Swedbank AB, Cl A	2,506	66,461
Swedish Match AB	504	17,500
Tele2 AB, B SHS	779	9,176
Telefonaktiebolaget LM Ericsson, Cl B	8,422	101,784
TeliaSonera AB	6,591	48,148
Volvo AB, Cl B	4,230	58,276

		1,125,506

Switzerland 2.9%
ABB Ltd.*	2,424	55,817
Actelion Ltd.*	113	14,297
Adecco SA*	188	15,476
Aryzta AG*	91	8,620
Baloise Holding AG	52	6,128
Barry Callebaut AG*	2	2,718
Cie Financiere Richemont SA	575	60,333
Coca-Cola HBC AG*	336	7,717
Credit Suisse Group AG*	1,671	47,786
EMS-Chemie Holding AG	11	4,391
Geberit AG	43	15,095
Givaudan SA*	11	18,346
Glencore PLC	19,379	107,969
Holcim Ltd.*	240	21,096
Julius Baer Group Ltd.*	235	9,688
Kuehne + Nagel International AG	57	7,585
Lindt & Spruengli AG PC	1	5,090
Lonza Group AG*	56	6,094
Nestle SA	3,554	275,327
Novartis AG	2,535	229,545
Pargesa Holding SA	29	2,605
Partners Group Holding AG	20	5,467
Roche Holding AG	774	230,856
Schindler Holding AG PC	53	8,056
Schindler Holding AG RS	24	3,618
SGS SA	6	14,378
Sika AG	2	8,178
Sonova Holding AG	54	8,239
STMicroelectronics NV	2,605	23,371
Sulzer AG	30	4,208
Swatch Group AG (The) BS	35	21,135
Swatch Group AG (The) RS	47	5,220
Swiss Life Holding AG*	36	8,537
Swiss Prime Site AG*	58	4,807
Swiss Re Ltd.*	366	32,564
Swisscom AG	26	15,114
Syngenta AG	98	36,501
Transocean Ltd.	376	16,900

See Notes to Schedules of Portfolio Investments.

UBS AG*	4,023	73,809
Wolseley PLC	485	26,586
Zurich Insurance Group AG*	164	49,433

		1,518,700

United Kingdom 9.8%
3i Group PLC	1,613	11,094
Aberdeen Asset Management PLC	1,591	12,359
Admiral Group PLC	320	8,483
Aggreko PLC	426	12,029
AMEC PLC	494	10,272
Anglo American PLC	2,544	62,259
Antofagasta PLC	656	8,566
ARM Holdings PLC	2,570	38,749
ASOS PLC*	79	4,002
Associated British Foods PLC	650	33,917
AstraZeneca PLC	2,300	170,852
Aviva PLC	5,376	46,968
Babcock International Group PLC	915	18,196
BAE Systems PLC	5,805	43,007
Barclays PLC	29,829	108,633
BG Group PLC	6,220	131,465
BHP Billiton PLC	3,853	124,594
BP PLC	33,690	296,876
British American Tobacco PLC	3,442	204,876
British Land Co. PLC (The) REIT	1,747	21,003
British Sky Broadcasting Group PLC	1,746	27,012
BT Group PLC	14,431	95,060
Bunzl PLC	553	15,351
Burberry Group PLC	735	18,654
Capita Group PLC	1,202	23,554
Capital Shopping Centres Group PLC REIT	1,599	8,527
Carnival PLC	306	11,563
Centrica PLC	9,264	49,561
Cobham PLC	1,789	9,562
Compass Group PLC	3,262	56,775
Croda International PLC	226	8,513
Diageo PLC	4,581	146,293
Direct Line Insurance Group PLC	2,736	12,633
easyJet PLC	265	6,191
Fresnillo PLC	299	4,462
G4S PLC	2,831	12,364
GKN PLC	2,707	16,822
GlaxoSmithKline PLC	8,864	237,256
Hammerson PLC REIT	1,183	11,743
Hargreaves Lansdown PLC	356	7,543
HSBC Holdings PLC	34,355	348,596
ICAP PLC	912	5,931
IMI PLC	467	11,884
Imperial Tobacco Group PLC	1,756	79,037
Inmarsat PLC	745	9,531
InterContinental Hotels Group PLC	447	18,521

See Notes to Schedules of Portfolio Investments.

International Consolidated Airlines Group SA*	5,940	37,667
Intertek Group PLC	269	12,655
Investec PLC	955	8,809
ITV PLC	6,976	21,275
J Sainsbury PLC	2,037	10,999
Johnson Matthey PLC	342	18,144
Kingfisher PLC	4,335	26,634
Land Securities Group PLC REIT	1,439	25,514
Legal & General Group PLC	10,795	41,642
Lloyds Banking Group PLC*	104,159	132,356
London Stock Exchange Group PLC	294	10,098
Marks & Spencer Group PLC	2,976	21,656
Meggitt PLC	1,302	11,275
Melrose Industries PLC	1,778	7,918
National Grid PLC	6,805	97,827
Next PLC	270	29,920
Old Mutual PLC	8,934	30,228
Pearson PLC	1,494	29,506
Persimmon PLC*	504	10,980
Prudential PLC	4,671	107,199
Reckitt Benckiser Group PLC	1,182	103,167
Reed Elsevier PLC	2,119	34,089
Rexam PLC	1,445	13,230
Rio Tinto PLC	2,321	123,475
Rolls-Royce Holdings PLC*	3,430	62,751
Royal Bank of Scotland Group PLC*	4,528	25,448
Royal Dutch Shell PLC, Cl A	7,111	294,326
Royal Dutch Shell PLC, Cl B	4,461	194,109
Royal Mail PLC*	1,186	10,128
RSA Insurance Group PLC	1,847	15,008
SABMiller PLC	1,758	101,933
Sage Group PLC (The)	1,874	12,319
Schroders PLC	227	9,736
Scottish & Southern Energy PLC	1,763	47,279
Segro PLC	1,233	7,284
Severn Trent PLC	397	13,126
Smith & Nephew PLC	1,631	29,002
Smiths Group PLC	655	14,539
Sports Direct International PLC*	491	5,937
Standard Chartered PLC	4,428	90,482
Standard Life PLC	4,336	27,761
Subsea 7 SA	2,558	47,708
Tate & Lyle PLC	775	9,079
Tesco PLC	14,770	71,838
Travis Perkins PLC	408	11,437
TUI Travel PLC	743	5,061
Tullow Oil PLC	1,660	24,247
Unilever PLC	2,341	106,209
United Utilities Group PLC	1,132	17,087
Vodafone Group PLC	48,231	160,958
Weir Group PLC (The)	354	15,867

See Notes to Schedules of Portfolio Investments.

Whitbread PLC	331	24,976
William Hill PLC	1,432	8,038
WM Morrison Supermarkets PLC	3,661	11,491
WPP PLC	2,455	53,527

		5,116,093

Total Common Stocks (Cost $27,622,848)		51,219,259

Preferred Stocks 1.0%
Germany 1.0%
Bayerische Motoren Werke AG, 4.08%	317	30,389
Fuchs Petrolub AG, (Preference Shares)	424	19,171
Henkel AG & Co. KGaA, 1.13%	1,086	125,553
Porsche AG, 2.67%	933	97,209
Volkswagen AG, 1.78%	881	231,379

Total Preferred Stocks (Cost $108,264)		503,701

Rights 0.0%(c)
Austria 0.0%(a)(c)(d)(e)
IMMOEAST AG*	175,419	—

Hong Kong 0.0%(c)
HKT Trust / HKT Ltd.*	507	147

Total Rights (Cost $—)		147

Exchange Traded Funds 0.5%
iShares MSCI Australia Index Fund	395	10,321
iShares MSCI Austria Investable Market Index Fund	192	3,759
iShares MSCI Belgium Investable Market Index Fund	125	2,149
iShares MSCI Denmark Capped ETF	52	2,764
iShares MSCI EAFE Fund	1,175	80,335
iShares MSCI EMU Index Fund	1,581	66,908
iShares MSCI Germany Index Fund	404	12,637
iShares MSCI Hong Kong Index Fund	39	814
iShares MSCI Ireland Capped ETF	42	1,504
iShares MSCI Israel Capped ETF	52	2,716
iShares MSCI Italy Index Fund	878	15,260
iShares MSCI Japan Index Fund	3,331	40,105
iShares MSCI Netherlands Investable Market Index Fund	42	1,075
iShares MSCI New Zealand Capped ETF	45	1,896
iShares MSCI Norway Capped ETF	152	5,002
iShares MSCI Singapore Index Fund	140	1,893
iShares MSCI Spain Index Fund	100	4,282
iShares MSCI Sweden Index Fund	98	3,459
iShares MSCI United Kingdom Index Fund	478	9,981

Total Exchange Traded Funds (Cost $268,888)		266,860

Trust 0.0%(c)
Singapore 0.0%(c)
Hutchison Port Holdings Trust	17,843	12,847

Total Trust (Cost $13,281)		12,847

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 0.4%
RidgeWorth Funds Securities Lending Joint Account(f)	206,803	206,803

Total Short-Term Investment (Cost $206,803)		206,803

Money Market Fund 0.2%
State Street Institutional Liquid Reserves Fund, Institutional Class 0.06%(g)	90,730	90,730

Total Money Market Fund (Cost $90,730)		90,730

Total Investments (Cost $28,310,814) — 100.0%		52,300,347
Liabilities in Excess of Other Assets — (0.0)%(c)		(12,527)

Net Assets — 100.0%		$52,287,820

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board (See Note 2(a)).
(b)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was 193,631.
(c)	Less than 0.05% of Net Assets.
(d)	Escrowed rights that are not tradable.
(e)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

BS	– Bearer Shares
MSCI	– Morgan Stanley Capital International
PC	– Participation Certificate
REIT	– Real Estate Investment Trust
RS	– Registered Shares
RSP	– Retirement Savings Plan

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.7%
Consumer Discretionary 21.4%
Amazon.com, Inc.*	18,321	5,950,294
BorgWarner, Inc.	69,885	4,555,803
Chipotle Mexican Grill, Inc.*	5,004	2,964,920
DR Horton, Inc.	158,124	3,886,688
Johnson Controls, Inc.	56,987	2,845,361
Las Vegas Sands Corp.	53,748	4,096,673
Michael Kors Holdings Ltd.*	33,663	2,984,225
Netflix, Inc.*	9,377	4,131,506
Priceline Group Inc. (The)*	5,266	6,334,998
Scripps Networks Interactive, Cl A	38,315	3,108,879
Starbucks Corp.	77,995	6,035,253
Ulta Salon Cosmetics & Fragrance, Inc.*	15,827	1,446,746
Under Armour, Inc., Cl A*(a)	65,944	3,923,009
VF Corp.	63,887	4,024,881
Viacom, Inc., Cl B	40,418	3,505,453

		59,794,689

Consumer Staples 6.4%
Colgate-Palmolive Co.	70,646	4,816,644
Costco Wholesale Corp.	44,877	5,168,035
Estee Lauder Cos., Inc. (The), Cl A	54,264	4,029,645
WhiteWave Foods Co. (The), Cl A*	115,175	3,728,215

		17,742,539

Energy 5.7%
EOG Resources, Inc.	45,458	5,312,222
Phillips 66	24,047	1,934,100
Schlumberger Ltd.	72,505	8,551,965

		15,798,287

Financials 5.4%
Discover Financial Services	51,966	3,220,853
Genworth Financial, Inc., Cl A*	184,504	3,210,370
Morgan Stanley	117,304	3,792,438
Santander Consumer USA Holdings, Inc.	81,893	1,592,000
T. Rowe Price Group, Inc.	39,825	3,361,628

		15,177,289

Health Care 15.7%
Alexion Pharmaceuticals, Inc.*	44,257	6,915,156
Biogen Idec, Inc.*	26,337	8,304,319
Cerner Corp.*(a)	58,002	2,991,743
Express Scripts Holding Co.*	55,936	3,878,043
Gilead Sciences, Inc.*	125,492	10,404,542
HCA Holdings, Inc.*	30,758	1,734,136

See Notes to Schedules of Portfolio Investments.

Illumina, Inc.*	12,817	2,288,347
Mylan, Inc.*	116,093	5,985,755
Pharmacyclics, Inc.*(a)	15,267	1,369,603

		43,871,644

Industrials 13.8%
BE Aerospace, Inc.*	15,760	1,457,642
Cummins, Inc.	32,433	5,004,088
Delta Air Lines, Inc.	96,052	3,719,133
Eaton Corp. PLC	23,972	1,850,159
Fluor Corp.	37,352	2,872,369
Fortune Brands Home & Security, Inc.	89,433	3,571,060
HD Supply Holdings, Inc.*	75,850	2,153,382
Honeywell International, Inc.	51,537	4,790,364
IHS, Inc., CL A*	13,249	1,797,492
J.B. Hunt Transport Services, Inc.	38,596	2,847,613
Precision Castparts Corp.	16,645	4,201,198
Union Pacific Corp.	42,910	4,280,272

		38,544,772

Information Technology 29.0%
3D Systems Corp.*(a)	17,776	1,063,005
Analog Devices, Inc.	60,766	3,285,618
Apple, Inc.	176,134	16,368,133
ARM Holdings PLC SP ADR	62,976	2,849,034
Baidu, Inc. SP ADR*	8,064	1,506,436
Cognizant Technology Solutions Corp., Cl A*	67,295	3,291,398
Facebook, Inc., Cl A*	111,874	7,528,001
Google, Inc., Cl A*	13,741	8,033,950
Google, Inc., Cl C*	13,741	7,904,923
LinkedIn Corp., Cl A*	10,408	1,784,660
Palo Alto Networks, Inc.*	19,664	1,648,826
QUALCOMM, Inc.	91,840	7,273,728
Salesforce.com, Inc.*	73,216	4,252,385
Splunk, Inc.*	34,624	1,915,746
Twitter, Inc.*	1,473	60,349
Visa, Inc., Cl A	30,475	6,421,387
Workday, Inc., Cl A*	27,336	2,456,413
Xilinx, Inc.	66,492	3,145,737

		80,789,729

Materials 2.3%
Monsanto Co.	37,043	4,620,744
Vulcan Materials Co.	27,980	1,783,725

		6,404,469

Total Common Stocks (Cost $156,630,448)		278,123,418

Short-Term Investment 2.5%
RidgeWorth Funds Securities Lending Joint Account(b)	6,844,750	6,844,750

Total Short-Term Investment (Cost $6,844,750)		6,844,750

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	1,426,988	1,426,988

Total Money Market Fund (Cost $1,426,988)		1,426,988

Total Investments (Cost $164,902,186) — 102.7%		286,395,156
Liabilities in Excess of Other Assets — (2.7)%		(7,463,907)

Net Assets — 100.0%		$278,931,249

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $6,718,062.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 97.8%
Consumer Discretionary 9.0%
Comcast Corp., Cl A	543,820	29,192,258
DR Horton, Inc.	959,916	23,594,735
Johnson Controls, Inc.	904,828	45,178,062
Mattel, Inc.	612,340	23,862,890
Pearson PLC SP ADR	613,419	12,151,830
PulteGroup, Inc.	252,592	5,092,255
PVH Corp.	150,560	17,555,296
Walt Disney Co. (The)	341,460	29,276,780
WPP PLC SP ADR	226,879	24,727,542

		210,631,648

Consumer Staples 2.3%
Procter & Gamble Co. (The)	669,700	52,631,723

Energy 10.6%
Chevron Corp.	523,520	68,345,536
ConocoPhillips	409,310	35,090,146
Exxon Mobil Corp.	695,399	70,012,771
Occidental Petroleum Corp.	336,487	34,533,661
Schlumberger Ltd.	351,350	41,441,733

		249,423,847

Financials 25.4%
American Tower Corp., REIT	409,890	36,881,902
Ameriprise Financial, Inc.	312,920	37,550,400
Aon PLC	257,290	23,179,256
BlackRock, Inc.	68,005	21,734,398
Citigroup, Inc.	1,337,130	62,978,823
Crown Castle International Corp., REIT	318,800	23,674,088
Franklin Resources, Inc.	632,950	36,609,828
JPMorgan Chase & Co.	943,340	54,355,251
MetLife, Inc.	917,450	50,973,522
Morgan Stanley	967,377	31,275,298
Simon Property Group, Inc., REIT	179,117	29,783,575
T. Rowe Price Group, Inc.	496,850	41,939,109
Travelers Cos., Inc. (The)	306,620	28,843,743
U.S. Bancorp	1,418,220	61,437,290
Wells Fargo & Co.	1,045,760	54,965,146

		596,181,629

Health Care 12.8%
Agilent Technologies, Inc.	625,499	35,928,663
Baxter International, Inc.	456,171	32,981,163
Cigna Corp.	729,880	67,127,064
Johnson & Johnson	444,520	46,505,682

See Notes to Schedules of Portfolio Investments.

Merck & Co., Inc.	1,009,770	58,415,194
Pfizer, Inc.	2,009,100	59,630,088

		300,587,854

Industrials 18.2%
Caterpillar, Inc.	113,100	12,290,577
Cummins, Inc.	148,100	22,850,349
Delta Air Lines, Inc.	616,380	23,866,234
Eaton Corp. PLC	75,650	5,838,667
FedEx Corp.	76,780	11,622,956
Flowserve Corp.	376,347	27,981,399
Fluor Corp.	304,903	23,447,041
General Dynamics Corp.	195,890	22,830,979
General Electric Co.	1,673,470	43,978,792
Honeywell International, Inc.	310,500	28,860,975
Illinois Tool Works, Inc.	273,010	23,904,756
Ingersoll-Rand PLC	299,100	18,696,741
J.B. Hunt Transport Services, Inc.	222,120	16,388,014
Pentair PLC	149,630	10,791,316
Republic Services, Inc.	651,929	24,753,744
Rockwell Automation, Inc.	141,990	17,771,468
Rockwell Collins, Inc.	263,600	20,597,704
Union Pacific Corp.	120,580	12,027,855
United Parcel Service, Inc., Cl B	226,354	23,237,502
United Technologies Corp.	297,830	34,384,473

		426,121,542

Information Technology 13.9%
Cisco Systems, Inc.	2,733,630	67,930,705
EMC Corp.	1,562,970	41,168,630
Intel Corp.	1,336,450	41,296,305
Maxim Integrated Products, Inc.	712,510	24,089,963
Microsoft Corp.	1,048,797	43,734,835
NetApp, Inc.	668,570	24,416,176
Oracle Corp.	1,239,590	50,240,583
Texas Instruments, Inc.	704,850	33,684,782

		326,561,979

Materials 1.1%
Airgas, Inc.	125,270	13,643,156
Ashland, Inc.	108,206	11,766,320

		25,409,476

Telecommunication Services 1.4%
Verizon Communications, Inc.	688,080	33,667,754

Utilities 3.1%
Duke Energy Corp.	485,688	36,033,193
NextEra Energy, Inc.	344,612	35,315,838

		71,349,031

Total Common Stocks (Cost $1,714,828,365)		2,292,566,483

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	31,403,031	31,403,031

Total Money Market Fund (Cost $31,403,031)		31,403,031

Total Investments (Cost $1,746,231,396) — 99.1%		2,323,969,514
Other Assets in Excess of Liabilities — 0.9%		21,373,230

Net Assets — 100.0%		$2,345,342,744

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.1%
Consumer Discretionary 12.2%
CST Brands, Inc.	1,300,000	44,850,000
Johnson Controls, Inc.	665,000	33,203,450
KB Home(a)	1,900,000	35,492,000
Kohl’s Corp.	815,000	42,934,200
M.D.C. Holdings, Inc.(a)	2,515,000	76,179,350
Mattel, Inc.	650,000	25,330,500
Pearson PLC SP ADR	1,950,000	38,629,500
PVH Corp.	460,000	53,636,000
Ralph Lauren Corp.	340,000	54,634,600
Regal Entertainment Group, Cl A(a)	2,453,050	51,759,355
WPP PLC SP ADR	470,000	51,225,300

		507,874,255

Consumer Staples 1.6%
Bunge Ltd.	400,000	30,256,000
Coty, Inc., Cl A(a)	2,048,500	35,090,805

		65,346,805

Energy 7.3%
Baker Hughes, Inc.	950,000	70,727,500
Cabot Oil & Gas Corp.	935,000	31,920,900
Noble Energy, Inc.	630,000	48,799,800
Seadrill Ltd.(a)	1,550,000	61,922,500
Tidewater, Inc.	1,650,000	92,647,500

		306,018,200

Financials 26.4%
Allstate Corp. (The)	680,000	39,929,600
American Campus Communities, Inc., REIT	1,500,000	57,360,000
Ameriprise Financial, Inc.	975,000	117,000,000
Aon PLC	430,000	38,738,700
BankUnited, Inc.	945,000	31,638,600
Brown & Brown, Inc.	950,000	29,174,500
Comerica, Inc.	1,275,000	63,954,000
Crown Castle International Corp., REIT	650,000	48,269,000
DDR Corp., REIT	2,250,000	39,667,500
Hartford Financial Services Group, Inc. (The)	3,225,000	115,487,250
Health Care REIT, Inc.	460,000	28,828,200
Invesco Ltd.	1,900,000	71,725,000
Lazard Ltd., Cl A	1,180,000	60,840,800
MB Financial, Inc.	1,525,000	41,251,250
Mid-America Apartment Communities, Inc., REIT	720,650	52,643,482
Prologis, Inc., REIT	435,000	17,874,150
Regions Financial Corp.	6,000,000	63,720,000

See Notes to Schedules of Portfolio Investments.

T. Rowe Price Group, Inc.	1,025,000	86,520,250
Taubman Centers, Inc., REIT	400,000	30,324,000
Umpqua Holdings Corp.	1,269,850	22,755,712
Zions Bancorp.	1,450,000	42,731,500

		1,100,433,494

Health Care 13.4%
Agilent Technologies, Inc.	1,275,000	73,236,000
Cigna Corp.	1,535,000	141,173,950
Hill-Rom Holdings, Inc.	1,207,100	50,106,721
Omnicare, Inc.	1,320,000	87,872,400
STERIS Corp.	1,700,000	90,916,000
WellPoint, Inc.	1,075,000	115,680,750

		558,985,821

Industrials 17.3%
A.O. Smith Corp.	1,325,000	65,693,500
Alaska Air Group, Inc.	450,000	42,772,500
CSX Corp.	1,375,000	42,363,750
Cummins, Inc.	255,000	39,343,950
Dover Corp.	255,000	23,192,250
Fluor Corp.	400,000	30,760,000
Ingersoll-Rand PLC	1,030,000	64,385,300
J.B. Hunt Transport Services, Inc.	510,000	37,627,800
KAR Auction Services, Inc.	1,143,550	36,444,939
Manitowoc Co., Inc. (The)	1,475,000	48,468,500
Parker Hannifin Corp.	475,000	59,721,750
Pentair PLC	250,000	18,030,000
Republic Services, Inc.	1,175,000	44,614,750
Rockwell Automation, Inc.	435,000	54,444,600
Timken Co. (The)	460,000	31,206,400
Towers Watson & Co., Cl A	480,000	50,030,400
Tyco International Ltd.	675,000	30,780,000

		719,880,389

Information Technology 10.4%
Intersil Corp., Cl A	6,050,000	90,447,500
Juniper Networks, Inc.*	3,440,000	84,417,600
Maxim Integrated Products, Inc.	1,050,000	35,500,500
NetApp, Inc.	3,320,000	121,246,400
Seagate Technology PLC	835,000	47,444,700
Symantec Corp.	2,450,000	56,105,000

		435,161,700

Materials 5.5%
Ashland, Inc.	310,000	33,709,400
Cabot Corp.	640,000	37,113,600
Martin Marietta Materials, Inc.(a)	295,750	39,053,788
MeadWestvaco Corp.	800,000	35,408,000
Rock Tenn Co., Cl A	485,000	51,211,150
Sherwin-Williams Co. (The)	150,000	31,036,500

		227,532,438

See Notes to Schedules of Portfolio Investments.

Utilities 4.0%
American Water Works Co., Inc.	634,700	31,385,915
Exelon Corp.	1,175,000	42,864,000
NextEra Energy Partners LP*	330,000	11,058,300
NRG Energy, Inc.	2,150,000	79,980,000

		165,288,215

Total Common Stocks (Cost $3,411,730,413)		4,086,521,317

Short-Term Investment 4.0%
RidgeWorth Funds Securities Lending Joint Account(b)	164,854,350	164,854,350

Total Short-Term Investment (Cost $164,854,350)		164,854,350

Money Market Fund 2.4%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	101,277,461	101,277,461

Total Money Market Fund (Cost $101,277,461)		101,277,461

Total Investments (Cost $3,677,862,224) — 104.5%		4,352,653,128
Liabilities in Excess of Other Assets — (4.5)%		(185,559,688)

Net Assets — 100.0%		$4,167,093,440

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $160,933,371.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.9%
Consumer Discretionary 19.6%
Amazon.com, Inc.*	1,103	358,232
Johnson Controls, Inc.	10,373	517,924
Las Vegas Sands Corp.	7,307	556,940
NIKE, Inc., CL B	5,234	405,897
Polaris Industries, Inc.	2,964	386,031
Priceline Group Inc. (The)*	631	759,093
Starbucks Corp.	6,304	487,803
VF Corp.	7,959	501,417

		3,973,337

Consumer Staples 2.2%
Estee Lauder Cos., Inc. (The), Cl A	6,104	453,283

Energy 7.3%
EOG Resources, Inc.	5,331	622,981
Halliburton Co.	8,915	633,054
Phillips 66	2,890	232,443

		1,488,478

Financials 6.4%
American Express Co.	5,626	533,739
Charles Schwab Corp. (The)	10,318	277,864
Morgan Stanley	15,216	491,933

		1,303,536

Health Care 21.3%
Alexion Pharmaceuticals, Inc.*	4,628	723,125
Biogen Idec, Inc.*	2,475	780,392
Cerner Corp.*	7,744	399,436
Gilead Sciences, Inc.*	11,054	916,487
Illumina, Inc.*	1,881	335,834
McKesson Corp.	2,861	532,747
Mylan, Inc.*	12,506	644,809

		4,332,830

Industrials 8.6%
Cummins, Inc.	3,565	550,044
Delta Air Lines, Inc.	11,603	449,268
Fluor Corp.	4,852	373,119
Precision Castparts Corp.	1,510	381,124

		1,753,555

Information Technology 30.5%
Adobe Systems, Inc.*	7,686	556,159
Analog Devices, Inc.	10,336	558,868
Apple, Inc.	13,055	1,213,201

See Notes to Schedules of Portfolio Investments.

ARM Holdings PLC SP ADR	4,280	193,627
Facebook, Inc., Cl A*	7,184	483,411
Google, Inc., CL C*	1,061	610,372
Google, Inc., Cl A*	1,061	620,335
QUALCOMM, Inc.	4,805	380,556
Salesforce.com, Inc.*	7,289	423,345
Visa, Inc., Cl A	2,864	603,473
Xilinx, Inc.	11,599	548,749

		6,192,096

Materials 4.0%
Monsanto Co.	4,736	590,769
PPG Industries, Inc.	995	209,099

		799,868

Total Common Stocks (Cost $13,004,188)		20,296,983

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	25,437	25,437

Total Money Market Fund (Cost $25,437)		25,437

Total Investments (Cost $13,029,625) — 100.0%		20,322,420
Liabilities in Excess of Other Assets — (0.0)%(b)		(1,593)

Net Assets — 100.0%		$20,320,827

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.
(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014 (Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.8%
Consumer Discretionary 18.3%
American Axle & Manufacturing Holdings, Inc.*	80,168	1,514,374
Asbury Automotive Group, Inc.*	26,292	1,807,312
Beazer Homes USA, Inc.*	57,947	1,215,728
Belmond Ltd., CI A*	75,363	1,095,778
Buffalo Wild Wings, Inc.*	9,454	1,566,622
Capella Education Co.	30,391	1,652,967
Carmike Cinemas, Inc.*	31,974	1,123,247
Five Below, Inc.*	60,268	2,405,296
G-III Apparel Group Ltd.*	20,045	1,636,875
Gray Television, Inc.*	140,413	1,843,623
Hibbett Sports, Inc.*(a)	32,530	1,762,150
HomeAway, Inc.*	47,593	1,657,188
Krispy Kreme Doughnuts, Inc.*	65,382	1,044,804
Lumber Liquidators Holdings, Inc.*(a)	23,313	1,770,622
Movado Group, Inc.	20,413	850,610
Noodles & Co.*(a)	43,373	1,491,597
Restoration Hardware Holdings, Inc.*	13,449	1,251,429
RetailMeNot, Inc.*(a)	29,026	772,382
Ryland Group, Inc. (The)	38,972	1,537,056
Strayer Education, Inc.*	28,474	1,495,170
Tenneco, Inc.*	35,440	2,328,408
Zoe’s Kitchen, Inc.*	5,067	174,203

		31,997,441

Consumer Staples 2.4%
Boulder Brands, Inc.*	71,528	1,014,267
Hain Celestial Group, Inc. (The)*	10,424	925,026
United Natural Foods, Inc.*	34,054	2,216,915

		4,156,208

Energy 4.7%
C&J Energy Services, Inc.*	52,002	1,756,628
Callon Petroleum Co.*	66,480	774,492
Comstock Resources, Inc.	24,507	706,782
Helix Energy Solutions Group, Inc.*	31,009	815,847
Kodiak Oil & Gas Corp.*	118,826	1,728,918
RigNet, Inc.*	26,606	1,431,935
Willbros Group, Inc.*	89,889	1,110,129

		8,324,731

Financials 9.1%
Cardtronics, Inc.*	72,871	2,483,444
Cathay General Bancorp	35,610	910,192
eHealth, Inc.*	23,721	900,686

See Notes to Schedules of Portfolio Investments.

Encore Capital Group, Inc.*(a)	45,625	2,072,287
Financial Engines, Inc.	43,745	1,980,774
MGIC Investment Corp.*	159,332	1,472,228
Portfolio Recovery Associates, Inc.*	67,018	3,989,581
Radian Group, Inc.	81,494	1,206,926
Stifel Financial Corp.*	20,713	980,761

		15,996,879

Health Care 20.2%
ABIOMED, Inc.*(a)	29,181	733,610
Acadia Healthcare Co., Inc.*	25,581	1,163,936
Air Methods Corp.*(a)	31,562	1,630,177
Align Technology, Inc.*	35,254	1,975,634
Anika Therapeutics, Inc.*	14,706	681,329
Arena Pharmaceuticals, Inc.*	110,497	647,512
Auxilium Pharmaceuticals, Inc.*(a)	25,756	516,665
AVANIR Pharmaceuticals, Inc.*(a)	180,846	1,019,971
Cambrex Corp.*	22,428	464,260
Cepheid, Inc.*	29,900	1,433,406
Endologix, Inc.*	56,142	853,920
Fluidigm Corp.*	34,375	1,010,625
HealthSouth Corp.	52,536	1,884,466
HeartWare International, Inc.*	20,718	1,833,543
HMS Holdings Corp.*	39,655	809,359
ICON PLC*	34,799	1,639,381
Insmed, Inc.*	30,266	604,715
Isis Pharmaceuticals, Inc.*(a)	13,336	459,425
Keryx Biopharmaceuticals, Inc.*(a)	91,755	1,411,192
Lannett Co., Inc.*	22,674	1,125,084
LifePoint Hospitals, Inc.*	37,460	2,326,266
Ligand Pharmaceuticals, Inc.*	12,327	767,849
Medidata Solutions, Inc.*	19,613	839,633
Neurocrine Biosciences, Inc.*	41,923	622,137
NPS Pharmaceuticals, Inc.*	37,184	1,228,931
NuVasive, Inc.*	46,076	1,638,923
Omnicell, Inc.*	49,848	1,431,136
Pacira Pharmaceuticals, Inc.*	12,296	1,129,511
Puma Biotechnology, Inc.*	7,109	469,194
Sangamo BioSciences, Inc.*(a)	40,645	620,649
Team Health Holdings, Inc.*	48,040	2,399,118

		35,371,557

Industrials 18.2%
Allegiant Travel Co.	16,699	1,966,641
Astronics Corp.*	18,652	1,052,905
Chart Industries, Inc.*	13,341	1,103,834
Corporate Executive Board Co. (The)	15,583	1,063,072
EMCOR Group, Inc.	24,945	1,110,801
H&E Equipment Services, Inc.*	46,549	1,691,591
HEICO Corp.	34,080	1,770,115
Hub Group, Inc., Cl A*	35,359	1,782,094
JetBlue Airways Corp.*(a)	87,703	951,577

See Notes to Schedules of Portfolio Investments.

Kforce, Inc.	65,174	1,411,017
MSA Safety, Inc.	13,721	788,683
Mueller Water Products, Inc., Cl A	232,979	2,012,939
Powell Industries, Inc.	25,466	1,664,967
Power Solutions International, Inc.*	10,014	720,708
Proto Labs, Inc.*	24,974	2,045,870
Rexnord Corp.*	38,626	1,087,322
Simpson Manufacturing Co., Inc.	41,352	1,503,559
Spirit Airlines, Inc.*	16,525	1,045,041
TrueBlue, Inc.*	75,204	2,073,374
Universal Forest Products, Inc.	24,832	1,198,641
USG Corp.*	61,944	1,866,373
Woodward, Inc.	37,874	1,900,517

		31,811,641

Information Technology 21.2%
Aspen Technology, Inc.*	50,429	2,339,906
Bottomline Technologies, Inc.*	70,388	2,106,009
ChannelAdvisor Corp.*	39,285	1,035,553
CommVault Systems, Inc.*	15,112	743,057
Cornerstone OnDemand, Inc.*	46,693	2,148,812
Demandware, Inc.*	16,120	1,118,244
Ellie Mae, Inc.*	48,535	1,510,894
FleetMatics Group PLC*	22,114	715,167
Guidewire Software, Inc.*	35,460	1,441,804
Heartland Payment Systems, Inc.	27,750	1,143,577
Imperva, Inc.*	32,792	858,494
Infoblox, Inc.*	75,100	987,565
Integrated Device Technology, Inc.*	153,333	2,370,528
Marketo, Inc.*	51,161	1,487,762
MAXIMUS, Inc.	54,144	2,329,275
Proofpoint, Inc.*	45,128	1,690,495
PROS Holdings, Inc.*	18,115	478,961
QLIK Technologies, Inc.*	65,650	1,485,003
Qualys, Inc.*	53,264	1,367,287
SciQuest, Inc.*	41,740	738,381
Synaptics, Inc.*(a)	27,035	2,450,452
Ultimate Software Group, Inc.*	20,055	2,770,999
Universal Display Corp.*(a)	45,411	1,457,693
Yelp, Inc.*(a)	17,863	1,369,735
Zillow, Inc.*(a)	7,424	1,061,112

		37,206,765

Materials 3.7%
Flotek Industries, Inc.*	63,073	2,028,428
Globe Specialty Metals, Inc.	50,036	1,039,748
Headwaters, Inc.*	181,992	2,527,869
Stillwater Mining Co.*	48,458	850,438

		6,446,483

Telecommunication Services 1.0%
8x8, Inc.*	209,980	1,696,638

Total Common Stocks (Cost $136,874,792)		173,008,343

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 7.5%
RidgeWorth Funds Securities Lending Joint Account(b)	13,039,050	13,039,050

Total Short-Term Investment (Cost $13,039,050)		13,039,050

Money Market Fund 0.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(c)	832,362	832,362

Total Money Market Fund (Cost $832,362)		832,362

Total Investments (Cost $150,746,204) — 106.8%		186,879,755
Liabilities in Excess of Other Assets — (6.8)%		(11,843,452)

Net Assets — 100.0%		$175,036,303

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $12,712,070.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 99.7%
Consumer Discretionary 23.0%
AMC Entertainment Holdings, Inc., Cl A	1,490,800	37,076,196
Arcos Dorados Holdings, Inc., Cl A	2,499,900	27,998,880
Brunswick Corp.	253,800	10,692,594
Chico’s FAS, Inc.	1,625,400	27,566,784
CST Brands, Inc.	700,200	24,156,900
Destination Maternity Corp.	149,029	3,393,390
Einstein Noah Restaurant Group, Inc.	140,100	2,250,006
Guess?, Inc.	1,649,054	44,524,458
HSN, Inc.	924,600	54,773,304
Lithia Motors, Inc., Cl A	300,600	28,277,442
Matthews International Corp., Cl A	290,800	12,088,556
Meredith Corp.	515,900	24,948,924
NutriSystem, Inc.	421,450	7,211,010
Ruth’s Hospitality Group, Inc.	275,300	3,399,955
Scholastic Corp.	496,700	16,932,503
Sonic Automotive, Inc., Cl A	745,700	19,895,276
Sotheby’s	248,600	10,438,714
Thor Industries, Inc.	627,200	35,668,864

		391,293,756

Consumer Staples 1.1%
WD-40 Co.	255,650	19,229,993

Energy 9.0%
Bristow Group, Inc.	499,900	40,301,938
CARBO Ceramics, Inc.	454,700	70,078,364
LinnCo LLC	245,972	7,696,464
Patterson-UTI Energy, Inc.	480,400	16,785,176
Tidewater, Inc.	334,000	18,754,100

		153,616,042

Financials 25.9%
Alexander & Baldwin, Inc.	424,000	17,574,800
Banco Latinoamericano de Expectaciones SA, Cl E	234,150	6,947,231
Bank of Hawaii Corp.	385,100	22,601,519
Campus Crest Communities, Inc., REIT	971,700	8,414,922
CareTrust REIT, Inc.*	180,400	3,571,920
Cash America International, Inc.	926,250	41,153,287
Cohen & Steers, Inc.	319,300	13,851,234
CubeSmart, REIT	2,338,300	42,837,656
Evercore Partners, Inc., Cl A	522,350	30,108,254
Hanover Insurance Group, Inc. (The)	634,150	40,046,572
HCC Insurance Holdings, Inc.	512,700	25,091,538
Horace Mann Educators Corp.	553,900	17,320,453

See Notes to Schedules of Portfolio Investments.

JMP Group, Inc.	493,600	3,736,552
Medical Properties Trust, Inc., REIT	1,197,600	15,856,224
Monmouth Real Estate Investment Corp., Cl A REIT	100,700	1,011,028
Oppenheimer Holdings, Inc., Cl A	177,300	4,253,427
Parkway Properties, Inc., REIT	1,478,100	30,522,765
Post Properties, Inc., REIT	465,200	24,869,592
StanCorp Financial Group, Inc.	917,000	58,688,000
Trust Co Bank Corp. NY	371,500	2,481,620
UMB Financial Corp.	471,850	29,910,572

		440,849,166

Health Care 4.7%
Ensign Group, Inc.	180,400	5,606,832
Hill-Rom Holdings, Inc.	445,000	18,471,950
Landauer, Inc.	290,100	12,184,200
STERIS Corp.	807,057	43,161,408

		79,424,390

Industrials 22.7%
AAR Corp.	476,200	13,124,072
ABM Industries, Inc.	589,900	15,915,502
Barnes Group, Inc.	83,700	3,225,798
China Yuchai International Ltd.	107,500	2,281,150
CLARCOR, Inc.	465,800	28,809,730
EMCOR Group, Inc.	502,500	22,376,325
Granite Construction, Inc.	243,200	8,750,336
Great Lakes Dredge & Dock Corp.*	981,800	7,844,582
Grupo Aeroportuario del Pacifico SA de CV SP ADR	236,376	15,983,745
Grupo Aeroportuario del Sureste SAB de CV ADR	4,150	527,133
Herman Miller, Inc.	1,215,000	36,741,600
Interface, Inc.	2,025,871	38,167,410
Kelly Services, Inc., Cl A	576,800	9,903,656
Knoll, Inc.	872,000	15,111,760
Luxfer Holdings PLC ADR	471,300	8,931,135
Macquarie Infrastructure Co. LLC	302,100	18,841,977
Manitowoc Co., Inc. (The)	437,800	14,386,108
MSA Safety, Inc.	350,000	20,118,000
Mueller Water Products, Inc., Cl A	2,637,008	22,783,749
Progressive Waste Solutions Ltd.	1,903,024	48,850,626
Ritchie Bros Auctioneers, Inc.	349,800	8,622,570
Sun Hydraulics Corp.	45,100	1,831,060
Tennant Co.	139,200	10,623,744
Viad Corp.	472,600	11,266,784

		385,018,552

Information Technology 5.6%
Black Box Corp.	242,850	5,692,404
Daktronics, Inc.	1,032,700	12,309,784
Fair Isaac Corp.	654,400	41,724,544
Plantronics, Inc.	729,750	35,064,488

		94,791,220

See Notes to Schedules of Portfolio Investments.

Materials 6.5%
A. Schulman, Inc.	318,600	12,329,820
Cabot Corp.	721,900	41,862,981
Carpenter Technology Corp.	342,600	21,669,450
Globe Specialty Metals, Inc.	121,800	2,531,004
Haynes International, Inc.	150,200	8,499,818
Hecla Mining Co.	6,962,000	24,018,900

		110,911,973

Utilities 1.2%
ALLETE, Inc.	32,700	1,679,145
Avista Corp.	55,350	1,855,332
California Water Service Group	696,200	16,848,040

		20,382,517

Total Common Stocks (Cost $1,250,179,875)		1,695,517,609

Money Market Fund 0.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.06%(a)	1,190,727	1,190,727

Total Money Market Fund (Cost $1,190,727)		1,190,727

Total Investments (Cost $1,251,370,602) — 99.8%		1,696,708,336
Other Assets in Excess of Liabilities — 0.2%		2,563,589

Net Assets — 100.0%		$1,699,271,925

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 71.9%(a)
RidgeWorth International Equity Fund	93,536	1,181,360
RidgeWorth International Equity Index Fund	5,009	29,351
RidgeWorth Large Cap Growth Stock Fund	537,971	5,455,030
RidgeWorth Large Cap Value Equity Fund	226,273	4,059,344
RidgeWorth Mid-Cap Value Equity Fund	115,177	1,724,207
RidgeWorth Select Large Cap Growth Stock Fund	2,832	83,958
RidgeWorth Small Cap Growth Stock Fund	41,583	685,712
RidgeWorth Small Cap Value Equity Fund	37,063	688,265

Total Equity Funds (Cost $10,055,423)		13,907,227

Fixed Income Funds 10.8%(a)
RidgeWorth Corporate Bond Fund	264	2,375
RidgeWorth High Income Fund	17,419	128,204
RidgeWorth Intermediate Bond Fund	152	1,495
RidgeWorth Seix Floating Rate High Income Fund	15,425	139,906
RidgeWorth Seix High Yield Fund	13,019	131,366
RidgeWorth Total Return Bond Fund	148,399	1,573,032
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	10,402	105,369

Total Fixed Income Funds (Cost $2,101,102)		2,081,747

Exchange Traded Funds 16.5%
Consumer Discretionary Select Sector SPDR Fund	1,181	78,820
Consumer Staples Select Sector SPDR Fund	1,015	45,289
Energy Select Sector SPDR Fund	891	89,189
Financial Select Sector SPDR Fund	5,276	119,976
Health Care Select Sector SPDR Fund	1,761	107,122
Industrial Select Sector SPDR Fund	1,500	81,090
iShares Barclays 20+ Year Treasury Bond Fund	533	60,506
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	223	25,725
iShares Core S&P 500 Fund	7,726	1,522,022
iShares Core U.S. Aggregate Bond Fund	3,620	396,028
iShares Dow Jones U.S. Real Estate Index Fund	181	12,994
iShares MSCI EAFE Fund	3,370	230,407
iShares MSCI Emerging Markets Index Fund	4,287	185,327
iShares Russell 2000 Index Fund	348	41,346
Market Vectors Gold Miners Fund	197	5,211
Materials Select Sector SPDR Fund	571	28,345
Technology Select Sector SPDR Fund	4,132	158,462
Utilities Select Sector SPDR Fund	116	5,134

Total Exchange Traded Funds (Cost $2,345,711)		3,192,993

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	176,539	176,539

Total Money Market Fund (Cost $176,539)		176,539

Total Investments (Cost $14,678,775) — 100.1%		19,358,506
Liabilities in Excess of Other Assets — (0.1)%		(22,388)

Net Assets — 100.0%		$19,336,118

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 29.1%(a)
RidgeWorth International Equity Fund	113,997	1,439,786
RidgeWorth International Equity Index Fund	8,364	49,016
RidgeWorth Large Cap Growth Stock Fund	710,467	7,204,139
RidgeWorth Large Cap Value Equity Fund	298,266	5,350,895
RidgeWorth Mid-Cap Value Equity Fund	152,019	2,275,721
RidgeWorth Select Large Cap Growth Stock Fund	3,711	110,042
RidgeWorth Small Cap Growth Stock Fund	54,180	893,433
RidgeWorth Small Cap Value Equity Fund	48,754	905,366

Total Equity Funds (Cost $14,630,767)		18,228,398

Fixed Income Funds 52.7%(a)
RidgeWorth Corporate Bond Fund	4,535	40,817
RidgeWorth High Income Fund	270,902	1,993,839
RidgeWorth Intermediate Bond Fund	1,341	13,213
RidgeWorth Seix Floating Rate High Income Fund	240,030	2,177,076
RidgeWorth Seix High Yield Fund	202,639	2,044,630
RidgeWorth Total Return Bond Fund	2,373,615	25,160,316
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	162,559	1,646,720

Total Fixed Income Funds (Cost $32,839,238)		33,076,611

Exchange Traded Funds 16.9%
Consumer Discretionary Select Sector SPDR Fund	1,223	81,623
Consumer Staples Select Sector SPDR Fund	1,057	47,163
Energy Select Sector SPDR Fund	956	95,696
Financial Select Sector SPDR Fund	5,637	128,185
Health Care Select Sector SPDR Fund	1,901	115,638
Industrial Select Sector SPDR Fund	1,574	85,090
iShares Barclays 20+ Year Treasury Bond Fund	8,277	939,605
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	3,485	402,029
iShares Core S&P 500 Fund	11,112	2,189,064
iShares Core U.S. Aggregate Bond Fund	51,013	5,580,822
iShares Dow Jones U.S. Real Estate Index Fund	244	17,517
iShares MSCI EAFE Fund	6,083	415,895
iShares MSCI Emerging Markets Index Fund	5,568	240,705
iShares Russell 2000 Index Fund	573	68,078
Market Vectors Gold Miners Fund	235	6,216
Materials Select Sector SPDR Fund	584	28,990
Technology Select Sector SPDR Fund	4,483	171,923
Utilities Select Sector SPDR Fund	171	7,568

Total Exchange Traded Funds (Cost $9,338,721)		10,621,807

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	575,256	575,256

Total Money Market Fund (Cost $575,256)		575,256

Total Investments (Cost $57,383,982) — 99.6%		62,502,072
Other Assets in Excess of Liabilities — 0.4%		275,170

Net Assets — 100.0%		$62,777,242

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 62.7%(a)
RidgeWorth International Equity Fund	272,834	3,445,897
RidgeWorth International Equity Index Fund	7,110	41,664
RidgeWorth Large Cap Growth Stock Fund	1,594,899	16,172,275
RidgeWorth Large Cap Value Equity Fund	677,334	12,151,367
RidgeWorth Mid-Cap Value Equity Fund	348,675	5,219,669
RidgeWorth Select Large Cap Growth Stock Fund	16,511	489,545
RidgeWorth Small Cap Growth Stock Fund	124,184	2,047,792
RidgeWorth Small Cap Value Equity Fund	111,899	2,077,962

Total Equity Funds (Cost $30,697,630)		41,646,171

Fixed Income Funds 19.0%(a)
RidgeWorth Corporate Bond Fund	700	6,301
RidgeWorth High Income Fund	105,154	773,935
RidgeWorth Intermediate Bond Fund	164	1,612
RidgeWorth Seix Floating Rate High Income Fund	93,464	847,717
RidgeWorth Seix High Yield Fund	78,841	795,508
RidgeWorth Total Return Bond Fund	898,403	9,523,075
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	63,404	642,284

Total Fixed Income Funds (Cost $12,053,822)		12,590,432

Exchange Traded Funds 17.5%
Consumer Discretionary Select Sector SPDR Fund	3,137	209,363
Consumer Staples Select Sector SPDR Fund	2,883	128,640
Energy Select Sector SPDR Fund	2,472	247,447
Financial Select Sector SPDR Fund	14,677	333,755
Health Care Select Sector SPDR Fund	4,975	302,629
Industrial Select Sector SPDR Fund	4,173	225,592
iShares Barclays 20+ Year Treasury Bond Fund	3,231	366,783
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,432	165,196
iShares Core S&P 500 Fund	25,509	5,025,273
iShares Core U.S. Aggregate Bond Fund	22,002	2,407,019
iShares Dow Jones U.S. Real Estate Index Fund	586	42,069
iShares MSCI EAFE Fund	12,933	884,229
iShares MSCI Emerging Markets Index Fund	12,758	551,528
iShares Russell 2000 Index Fund	1,327	157,661
Market Vectors Gold Miners Fund	293	7,750
Materials Select Sector SPDR Fund	1,435	71,234
Technology Select Sector SPDR Fund	11,554	443,096
Utilities Select Sector SPDR Fund	416	18,412

Total Exchange Traded Funds (Cost $8,848,345)		11,587,676

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	602,350	602,350

Total Money Market Fund (Cost $602,350)		602,350

Total Investments (Cost $52,202,147) — 100.1%		66,426,629
Liabilities in Excess of Other Assets — (0.1)%		(65,720)

Net Assets — 100.0%		$66,360,909

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 45.7%(a)
RidgeWorth International Equity Fund	413,824	5,226,594
RidgeWorth International Equity Index Fund	13,499	79,104
RidgeWorth Large Cap Growth Stock Fund	2,481,807	25,165,521
RidgeWorth Large Cap Value Equity Fund	1,032,304	18,519,531
RidgeWorth Mid-Cap Value Equity Fund	533,094	7,980,422
RidgeWorth Select Large Cap Growth Stock Fund	6,798	201,568
RidgeWorth Small Cap Growth Stock Fund	187,655	3,094,430
RidgeWorth Small Cap Value Equity Fund	167,229	3,105,436

Total Equity Funds (Cost $46,408,721)		63,372,606

Fixed Income Funds 35.2%(a)
RidgeWorth Corporate Bond Fund	481	4,330
RidgeWorth High Income Fund	411,286	3,027,064
RidgeWorth Intermediate Bond Fund	1,358	13,372
RidgeWorth Seix Floating Rate High Income Fund	364,858	3,309,261
RidgeWorth Seix High Yield Fund	307,522	3,102,900
RidgeWorth Total Return Bond Fund	3,476,246	36,848,210
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	246,677	2,498,838

Total Fixed Income Funds (Cost $46,612,114)		48,803,975

Exchange Traded Funds 18.3%
Consumer Discretionary Select Sector SPDR Fund	4,971	331,764
Consumer Staples Select Sector SPDR Fund	4,473	199,585
Energy Select Sector SPDR Fund	4,016	402,002
Financial Select Sector SPDR Fund	23,499	534,367
Health Care Select Sector SPDR Fund	7,917	481,591
Industrial Select Sector SPDR Fund	6,690	361,661
iShares Barclays 20+ Year Treasury Bond Fund	12,631	1,433,871
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	5,621	648,439
iShares Core S&P 500 Fund	38,986	7,680,242
iShares Core U.S. Aggregate Bond Fund	89,199	9,758,371
iShares Dow Jones U.S. Real Estate Index Fund	859	61,668
iShares MSCI EAFE Fund	20,154	1,377,929
iShares MSCI Emerging Markets Index Fund	19,484	842,293
iShares Russell 2000 Index Fund	2,923	347,282
Market Vectors Gold Miners Fund	484	12,802
Materials Select Sector SPDR Fund	2,567	127,426
Technology Select Sector SPDR Fund	18,703	717,260
Utilities Select Sector SPDR Fund	534	23,635

Total Exchange Traded Funds (Cost $20,486,168)		25,342,188

See Notes to Schedules of Portfolio Investments.

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,093,659	1,093,659

Total Money Market Fund (Cost $1,093,659)		1,093,659

Total Investments (Cost $114,600,662) — 100.0%		138,612,428
Other Assets in Excess of Liabilities — 0.0%(c)		24,657

Net Assets — 100.0%		$138,637,085

(a)	Affiliated investments. Investments are in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI	– Morgan Stanley Capital International
SPDR	– Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 3.1%
Credit Card 2.2%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20(a)	580,000	579,988
Barclays Dryrock Issuance Trust, Series 2014-2, Cl A, 0.491%, 03/16/20(b)	930,000	930,000
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.502%, 03/16/20(b)	413,000	413,229
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.432%, 01/15/19(b)	823,000	819,173
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	1,811,000	1,816,308

		4,558,698

Other 0.9%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(c)	1,655,186	1,778,700

Total Asset-Backed Securities (Cost $6,203,129)		6,337,398

Collateralized Mortgage Obligations 8.0%
Agency Collateralized Mortgage Obligations 4.6%
Federal Home Loan Mortgage Corporation
Series 3745, Cl AY, REMIC, 4.000%, 10/15/30	126,000	133,295
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	37,503
Series 3788, Cl YB, 3.500%, 01/15/26	5,200,000	5,420,355
Series 3800, Cl CB, 3.500%, 02/15/26	42,000	43,714
Series 3806, Cl L, 3.500%, 02/15/26	399,000	413,801
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	27,045
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	817,756
Series 4077, Cl B, 3.000%, 07/15/27	731,000	712,988
Series 4313, Cl LY, 3.000%, 03/15/29	174,000	169,004

		7,775,461

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,417,008
Series 2012-93, Cl CY, 1.500%, 09/25/27	232,000	191,004

		1,608,012

		9,383,473

Commercial Mortgage Backed Securities 3.4%
GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(c)	746,000	772,842
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(c)	1,195,000	1,185,145

		1,957,987

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(b)(c)	440,000	498,911

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.570%, 02/15/46(b)(c)	1,314,000	1,463,428

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2, Cl C, 5.510%, 11/15/43(b)(c)	906,000	1,023,204

See Notes to Schedules of Portfolio Investments.

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(c)	866,000	965,901

WFRBS Commercial Mortgage Trust 2011-C3
Series 2011-C3, Cl D, 5.550%, 03/15/44(b)(c)	1,019,000	1,086,068

		6,995,499

Total Collateralized Mortgage Obligations (Cost $16,251,778)		16,378,972

Corporate Bonds 23.3%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	568,000	571,878

Agriculture 0.3%
Japan Tobacco, Inc., 2.100%, 07/23/18(c)	693,000	699,059

Airlines 0.8%
American Airlines Pass Through Trust, 4.950%, 01/15/23(c)	1,034,447	1,119,789
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	416,000	421,720

		1,541,509

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(c)	434,000	462,583
Volkswagen International Finance, 2.375%, 03/22/17(c)	381,000	392,929

		855,512

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	306,000	317,732

Banks 5.9%
Bank of America Corp., 2.600%, 01/15/19	550,000	556,470
Bank of America Corp., 4.000%, 04/01/24, MTN	388,000	395,966
Bank of America NA, 1.250%, 02/14/17	696,000	696,862
Citigroup, Inc., 2.500%, 09/26/18	827,000	840,479
Citigroup, Inc., 4.950%, 11/07/43	539,000	575,544
Credit Suisse New York, 2.300%, 05/28/19, MTN	800,000	801,285
Fifth Third Bank, 1.450%, 02/28/18	685,000	682,700
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	701,000	710,528
HSBC Bank PLC, 3.500%, 06/28/15(c)	447,000	460,552
Huntington National Bank (The), 1.300%, 11/20/16	602,000	604,619
Intesa Sanpaolo SpA, 5.017%, 06/26/24(c)	457,000	462,399
JPMorgan Chase & Co., 3.625%, 05/13/24	623,000	625,498
JPMorgan Chase & Co., Series V, 5.000%(b)(d)	653,000	650,580
KeyBank NA, 1.650%, 02/01/18	831,000	831,715
Morgan Stanley, Series F, 3.875%, 04/29/24	396,000	400,799
Morgan Stanley, 5.000%, 11/24/25	636,000	678,337
PNC Funding Corp., 3.300%, 03/08/22	87,000	88,723
US Bank NA, 1.100%, 01/30/17	719,000	721,711
Wells Fargo & Co., 1.250%, 02/13/15, MTN	589,000	592,439
Wells Fargo & Co., 4.100%, 06/03/26, MTN	684,000	692,618

		12,069,824

Beverages 0.3%
SABMiller Holdings, Inc., 2.450%, 01/15/17(c)	683,000	703,827

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	414,000	427,185

Commercial Services 0.8%
ERAC USA Finance LLC, 2.750%, 03/15/17(c)	260,000	268,135
ERAC USA Finance LLC, 3.850%, 11/15/24(c)	210,000	211,555
ERAC USA Finance LLC, 5.250%, 10/01/20(c)	401,000	455,522
ERAC USA Finance LLC, 5.600%, 05/01/15(c)	589,000	612,741

		1,547,953

See Notes to Schedules of Portfolio Investments.

Computers 0.8%
Apple, Inc., 2.850%, 05/06/21	690,000	695,944
IBM Corp., 0.875%, 10/31/14	993,000	994,969

		1,690,913

Diversified Financial Services 2.4%
American Express Credit Corp., 2.375%, 03/24/17, MTN	254,000	262,588
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	733,000	815,427
General Electric Capital Corp., 3.450%, 05/15/24, MTN	659,000	661,358
John Deere Capital Corp., 1.250%, 12/02/14, MTN	524,000	526,192
Lazard Group LLC, 4.250%, 11/14/20	660,000	691,479
MassMutual Global Funding LLC, 2.000%, 04/05/17(c)	370,000	378,258
Nomura Holdings, Inc., 2.750%, 03/19/19, MTN	280,000	284,843
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	693,000	695,245
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	241,000	247,620
Woodside Finance Ltd., 4.600%, 05/10/21(c)	383,000	418,062

		4,981,072

Electric 0.3%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	177,000	219,451
Dominion Resources, Inc., 1.950%, 08/15/16	195,000	199,374
Exelon Generation Co. LLC, 6.200%, 10/01/17	222,000	252,932

		671,757

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	190,000	210,884

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	323,000	332,549
UnitedHealth Group, Inc., 4.250%, 03/15/43	152,000	148,545

		481,094

Insurance 1.4%
American International Group, Inc., 5.850%, 01/16/18, MTN	559,000	638,144
Arch Capital Group US, Inc., 5.144%, 11/01/43	513,000	555,065
Berkshire Hathaway, Inc., 3.200%, 02/11/15	517,000	526,110
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(c)	224,000	242,178
Nationwide Financial Services, Inc., 5.375%, 03/25/21(c)	650,000	723,858
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	207,000	222,071

		2,907,426

Media 0.4%
Comcast Corp., 4.650%, 07/15/42	286,000	296,522
Time Warner, Inc., 4.900%, 06/15/42	436,000	444,030

		740,552

Mining 2.0%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	144,000	158,303
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	885,000	929,034
Barrick International Barbados Corp., 6.350%, 10/15/36(c)	685,000	720,269
Barrick North America Finance LLC, 5.750%, 05/01/43	127,000	131,559
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	542,000	543,828
Newmont Mining Corp., 6.250%, 10/01/39	1,445,000	1,518,684

		4,001,677

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	194,000	197,410
General Electric Co., 4.125%, 10/09/42	194,000	191,604
General Electric Co., 5.250%, 12/06/17	181,000	204,213

		593,227

See Notes to Schedules of Portfolio Investments.

Oil & Gas 0.5%
BP Capital Markets PLC, 2.248%, 11/01/16	301,000	310,347
Continental Resources, Inc., 3.800%, 06/01/24(c)	338,000	341,652
Ensco PLC, 4.700%, 03/15/21	241,000	262,543

		914,542

Oil & Gas Services 0.6%
Schlumberger Investment SA, 3.300%, 09/14/21(c)	292,000	302,878
Weatherford International Ltd., 5.125%, 09/15/20	174,000	194,886
Weatherford International Ltd., 5.950%, 04/15/42	319,000	361,775
Weatherford International Ltd., 6.500%, 08/01/36	349,000	414,842

		1,274,381

Pharmaceuticals 0.5%
Express Scripts Holding Co., 2.650%, 02/15/17	270,000	280,504
Mylan, Inc., 3.125%, 01/15/23(c)	148,000	142,282
Novartis Securities Investment Ltd., 5.125%, 02/10/19	162,000	184,650
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	310,000	374,824

		982,260

Pipelines 0.6%
DCP Midstream Operating LP, 5.600%, 04/01/44	184,000	203,273
Enterprise Products Operating LLC, 4.850%, 03/15/44	370,000	381,749
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	660,000	656,045

		1,241,067

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	291,000	285,366
American Tower Corp., 5.000%, 02/15/24	565,000	613,663
Digital Realty Trust LP, 5.875%, 02/01/20(e)	472,000	524,584

		1,423,613

Retail 0.4%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	892,000	880,098

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	131,000	135,805
Intel Corp., 1.950%, 10/01/16	226,000	231,907
Intel Corp., 4.250%, 12/15/42	109,000	106,797
Intel Corp., 4.800%, 10/01/41	624,000	660,820
TSMC Global Ltd., 1.625%, 04/03/18(c)	657,000	647,433

		1,782,762

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	177,000	176,763
Oracle Corp., 2.375%, 01/15/19	219,000	222,685

		399,448

Telecommunication Services 1.8%
AT&T, Inc., 2.375%, 11/27/18	665,000	676,151
AT&T, Inc., 4.350%, 06/15/45	168,000	159,250
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	711,000	713,761
Cisco Systems, Inc., 2.125%, 03/01/19	366,000	368,844
Cisco Systems, Inc., 5.500%, 02/22/16	229,000	247,489
Verizon Communications, Inc., 6.550%, 09/15/43	1,129,000	1,420,780

		3,586,275

Total Corporate Bonds (Cost $45,577,764)		47,497,527

See Notes to Schedules of Portfolio Investments.

Municipal Bond 1.0%
New York 1.0%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	1,918,000	1,940,920

Total Municipal Bond (Cost $1,917,943)		1,940,920

U.S. Government Agency Mortgages 24.9%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	761,412	790,758
Pool #J14245, 3.000%, 01/01/26	405,182	420,861
Pool #J17791, 3.000%, 01/01/27	493,018	511,648
Pool #J18800, 3.000%, 04/01/27(a)	1,235,910	1,282,769
Pool #G14517, 2.500%, 07/01/27	1,309,569	1,330,666
Pool #J20118, 2.500%, 08/01/27	92,302	93,789
Pool #G14599, 2.500%, 11/01/27	1,133,987	1,152,255
Pool #E09023, 2.000%, 02/01/28	700,562	692,087
Pool #G30614, 3.500%, 12/01/32	1,797,862	1,879,913
Pool #A12413, 5.000%, 08/01/33	187,670	208,465
Pool #G05052, 5.000%, 10/01/33	119,333	132,389
Pool #G01779, 5.000%, 04/01/35	243,796	270,688
Pool #G01838, 5.000%, 07/01/35	54,801	60,844
Pool #G01837, 5.000%, 07/01/35	960,767	1,066,625
Pool #A37619, 4.500%, 09/01/35	32,747	35,490
Pool #G04997, 5.000%, 01/01/37	64,021	71,034
Pool #G05254, 5.000%, 01/01/37	656,817	728,845
Pool #Q06160, 4.000%, 02/01/37	142,214	150,864
Pool #G03296, 6.000%, 09/01/37	482,516	547,929
Pool #G05326, 5.000%, 02/01/38	244,956	271,749
Pool #G04337, 5.500%, 04/01/38	69,566	77,542
Pool #G08347, 4.500%, 06/01/39	263,246	285,076
Pool #G08353, 4.500%, 07/01/39	1,642,292	1,778,585
Pool #G06079, 6.000%, 07/01/39	110,750	124,323
Pool #A87874, 4.000%, 08/01/39	338,448	359,602
Pool #A89384, 4.000%, 10/01/39	101,320	107,482
Pool #A89148, 4.000%, 10/01/39	514,901	546,219
Pool #G08372, 4.500%, 11/01/39	960,027	1,039,515
Pool #A93101, 5.000%, 07/01/40	117,128	129,745
Pool #G06990, 5.500%, 08/01/40	1,092,318	1,217,562
Pool #A93996, 4.500%, 09/01/40	385,596	417,699
Pool #G06061, 4.000%, 10/01/40	739,738	784,732
Pool #A94362, 4.000%, 10/01/40	476,286	506,262
Pool #A94742, 4.000%, 11/01/40	80,861	85,893
Pool #A95084, 4.000%, 11/01/40	88,291	94,757
Pool #A95085, 4.000%, 11/01/40(a)	647,189	686,553
Pool #A95796, 4.000%, 12/01/40	325,305	345,091
Pool #A95822, 4.000%, 12/01/40	780,550	829,204
Pool #A97047, 4.500%, 02/01/41	85,057	92,095
Pool #G06802, 4.500%, 10/01/41	757,300	819,981

		22,027,586

Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	163,756	159,181
Pool #AM3851, 3.020%, 07/01/23	1,249,000	1,260,981
Pool #AM4353, 3.740%, 09/01/23	118,797	127,016
Pool #AM5146, 3.470%, 01/01/24	397,708	416,615
Pool #AM5696, 3.370%, 05/01/24	1,262,000	1,312,912
Pool #AL3274, 3.000%, 05/01/27	1,147,357	1,194,713
Pool #AP9623, 2.000%, 10/01/27	378,712	374,342
Pool #AB6472, 2.000%, 10/01/27	479,438	473,905

See Notes to Schedules of Portfolio Investments.

Pool #AL2716, 2.000%, 12/01/27	399,796	395,182
Pool #AB7142, 2.500%, 12/01/27	326,648	332,267
Pool #AB7158, 2.500%, 12/01/27	450,528	458,280
Pool #AR1524, 2.000%, 01/01/28	1,022,568	1,010,767
Pool #AR6867, 2.000%, 02/01/28	567,319	560,771
Pool #AB1763, 4.000%, 11/01/30	172,035	185,058
Pool #MA0804, 4.000%, 07/01/31	467,284	502,949
Pool #MA0949, 3.500%, 01/01/32	225,907	236,932
Pool #AP9592, 3.500%, 10/01/32	1,220,970	1,280,256
Pool #MA1630, 4.000%, 10/01/33	249,921	267,844
Pool #745044, 4.500%, 08/01/35	307,519	333,565
Pool #878094, 6.000%, 04/01/36	1,441,592	1,634,252
Pool #190370, 6.000%, 06/01/36	491,756	555,415
Pool #AI7951, 4.500%, 08/01/36	395,867	428,900
Pool #890547, 4.000%, 11/01/36	945,786	1,005,149
Pool #AJ5974, 4.000%, 12/01/36	132,624	140,948
Pool #995082, 5.500%, 08/01/37	696,993	783,410
Pool #890248, 6.000%, 08/01/37	136,735	155,002
Pool #889529, 6.000%, 03/01/38	26,883	30,274
Pool #995243, 4.500%, 08/01/38	504,852	546,979
Pool #AU4728, 4.000%, 09/01/38	421,306	447,750
Pool #930672, 4.500%, 03/01/39	188,265	205,933
Pool #AC1877, 4.500%, 09/01/39	269,612	292,242
Pool #AC5445, 5.000%, 11/01/39	295,618	331,849
Pool #AE0215, 4.000%, 12/01/39	214,200	227,645
Pool #932441, 4.000%, 01/01/40	1,255,875	1,334,702
Pool #AC9564, 4.500%, 02/01/40	358,405	391,634
Pool #AD1649, 4.000%, 03/01/40	229,121	243,503
Pool #AE0216, 4.000%, 08/01/40	494,676	525,725
Pool #AD8033, 4.000%, 08/01/40	89,987	95,635
Pool #AB1343, 4.500%, 08/01/40	675,285	739,075
Pool #AE4192, 4.000%, 10/01/40	681,541	724,987
Pool #AE4113, 4.000%, 10/01/40	146,347	155,533
Pool #AE0624, 4.000%, 11/01/40	253,115	269,002
Pool #AE4414, 4.000%, 11/01/40	760,357	808,082
Pool #AE5143, 4.000%, 11/01/40	102,570	109,008
Pool #AE9284, 4.000%, 11/01/40	191,821	203,861
Pool #AE0625, 4.000%, 12/01/40	233,889	249,525
Pool #AH3586, 4.000%, 01/01/41	486,344	516,870
Pool #MA0639, 4.000%, 02/01/41	350,746	372,761
Pool #AL0240, 4.000%, 04/01/41	550,309	585,830
Pool #AB2694, 4.500%, 04/01/41	478,327	519,991
Pool #AL0215, 4.500%, 04/01/41	1,252,175	1,358,826
Pool #AB3274, 4.500%, 07/01/41	1,711,074	1,866,134

		28,739,968

Total U.S. Government Agency Mortgages (Cost $49,535,417)		50,767,554

U.S. Treasury Obligations 37.4%
U.S. Treasury Bond 3.9%
3.625%, 02/15/44	7,591,000	8,010,873

U.S. Treasury Notes 33.5%
0.500%, 10/15/14	17,148,000	17,169,435
0.500%, 06/15/16	4,643,000	4,648,804
0.875%, 02/28/17	15,619,000	15,676,353
1.500%, 01/31/19(f)	11,944,000	11,936,535
2.500%, 05/15/24	18,952,000	18,925,353

		68,356,480

Total U.S. Treasury Obligations (Cost $76,058,840)		76,367,353

See Notes to Schedules of Portfolio Investments.

Foreign Government Bonds 1.1%
Sovereign 1.1%
Brazilian Government International Bond, 7.125%, 01/20/37	232,000	293,480
Colombia Government International Bond, 7.375%, 09/18/37	134,000	182,240
Indonesia Government International Bond, 6.625%, 02/17/37(c)	621,000	689,310
Mexico Government International Bond, 5.550%, 01/21/45	614,000	698,425
Turkey Government International Bond, 6.875%, 03/17/36	408,000	480,420

Total Foreign Government Bonds (Cost $2,188,670)		2,343,875

Short-Term Investment 0.3%
RidgeWorth Funds Securities Lending Joint Account(g)	522,000	522,000

Total Short-Term Investment (Cost $522,000)		522,000

Money Market Fund 2.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	5,672,573	5,672,573

Total Money Market Fund (Cost $5,672,573)		5,672,573

Total Investments (Cost $203,928,114) — 101.9%		207,828,172
Liabilities in Excess of Other Assets — (1.9)%		(3,820,935)

Net Assets — 100.0%		$204,007,237

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 9.4% of net assets as of June 30, 2014.
(d)	Perpetual maturity.
(e)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $511,077.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 97.5%
Aerospace/Defense 1.2%
L-3 Communications Corp., 3.950%, 05/28/24	451,000	454,079

Agriculture 1.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(a)	450,000	453,934

Airlines 3.0%
American Airlines Pass Through Trust, 4.950%, 01/15/23(a)	665,695	720,614
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26	442,000	448,078

		1,168,692

Auto Manufacturers 2.3%
General Motors Co., 6.250%, 10/02/43(a)	759,000	870,953

Auto Parts & Equipment 1.0%
Delphi Corp., 4.150%, 03/15/24	387,000	401,838

Banks 21.9%
Bank of America Corp., 2.600%, 01/15/19	537,000	543,317
Bank of America Corp., 4.000%, 04/01/24, MTN	527,000	537,820
Bank of America NA, 1.250%, 02/14/17	410,000	410,508
Citigroup, Inc., 2.500%, 09/26/18	794,000	806,941
Citigroup, Inc., 4.950%, 11/07/43	479,000	511,476
Credit Suisse New York, 2.300%, 05/28/19, MTN	636,000	637,021
Fifth Third Bank, 1.450%, 02/28/18	625,000	622,901
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	726,000	735,868
Intesa Sanpaolo SpA, 5.017%, 06/26/24(a)	360,000	364,253
JPMorgan Chase & Co., 3.625%, 05/13/24	608,000	610,438
JPMorgan Chase & Co., Series V, 5.000%(b)(c)	529,000	527,040
KeyBank NA, 1.650%, 02/01/18	299,000	299,257
Morgan Stanley, Series F, 3.875%, 04/29/24	285,000	288,454
Morgan Stanley, 5.000%, 11/24/25	610,000	650,607
Morgan Stanley, Series H, 5.450%(b)(c)	204,000	207,721
PNC Funding Corp., 3.300%, 03/08/22	88,000	89,743
Wells Fargo & Co., 4.100%, 06/03/26, MTN	540,000	546,803

		8,390,168

Beverages 1.0%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	392,000	403,954

Commercial Services 3.0%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	334,000	344,450
ERAC USA Finance LLC, 2.800%, 11/01/18(a)	353,000	364,589
ERAC USA Finance LLC, 3.850%, 11/15/24(a)	167,000	168,237
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	251,000	285,127

		1,162,403

Computers 1.9%
Apple, Inc., 2.850%, 05/06/21	710,000	716,117

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 12.8%
American Express Credit Corp., 1.750%, 06/12/15, MTN	705,000	713,942
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	587,000	653,009
General Electric Capital Corp., 3.450%, 05/15/24, MTN	601,000	603,150
Lazard Group LLC, 4.250%, 11/14/20	636,000	666,334
Lazard Group LLC, 6.850%, 06/15/17	596,000	676,176
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	266,000	271,937
Nomura Holdings, Inc., 2.750%, 03/19/19, MTN	296,000	301,120
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	419,000	430,509
Woodside Finance Ltd., 4.600%, 05/10/21(a)	531,000	579,610

		4,895,787

Electric 3.7%
Dominion Resources, Inc., 1.950%, 08/15/16	220,000	224,934
Exelon Generation Co. LLC, 6.200%, 10/01/17	316,000	360,030
FirstEnergy Transmission LLC, 5.450%, 07/15/44(a)	618,000	626,154
Pacific Gas & Electric Co., 5.125%, 11/15/43	202,000	226,371

		1,437,489

Healthcare - Services 0.6%
UnitedHealth Group, Inc., 4.250%, 03/15/43	220,000	214,999

Insurance 5.9%
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	221,000	249,668
American International Group, Inc., 5.850%, 01/16/18, MTN	555,000	633,578
Arch Capital Group US, Inc., 5.144%, 11/01/43	521,000	563,721
AXIS Specialty Finance PLC, 5.150%, 04/01/45	246,000	254,506
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	308,000	332,995
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	202,000	216,707

		2,251,175

Media 1.1%
Comcast Corp., 4.650%, 07/15/42	241,000	249,866
Time Warner, Inc., 4.900%, 06/15/42	159,000	161,929

		411,795

Mining 3.9%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	157,000	164,812
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	554,000	582,524
Barrick North America Finance LLC, 5.750%, 05/01/43	174,000	180,246
Newmont Mining Corp., 6.250%, 10/01/39	526,000	552,822

		1,480,404

Miscellaneous Manufacturer 1.0%
General Electric Co., 5.250%, 12/06/17	335,000	377,962

Oil & Gas 1.9%
Continental Resources, Inc., 3.800%, 06/01/24(a)	268,000	270,896
Ensco PLC, 4.700%, 03/15/21	433,000	471,706

		742,602

Oil & Gas Services 2.9%
Weatherford International Ltd., 5.125%, 09/15/20	201,000	225,127
Weatherford International Ltd., 5.950%, 04/15/42	257,000	291,461
Weatherford International Ltd., 6.500%, 08/01/36	514,000	610,970

		1,127,558

Pharmaceuticals 3.0%
AstraZeneca PLC, 1.950%, 09/18/19	105,000	104,432
Express Scripts Holding Co., 2.650%, 02/15/17	485,000	503,868
Mylan, Inc., 3.125%, 01/15/23(a)	117,000	112,480
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	346,000	418,352

		1,139,132

See Notes to Schedules of Portfolio Investments.

Pipelines 4.9%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 03/15/24	469,000	495,381
DCP Midstream Operating LP, 5.600%, 04/01/44	183,000	202,168
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	728,000	723,638
NuStar Logistics LP, 4.800%, 09/01/20	470,000	477,050

		1,898,237

Real Estate Investment Trust 4.4%
American Tower Corp., 3.500%, 01/31/23	535,000	524,642
American Tower Corp., 5.000%, 02/15/24	558,000	606,059
Digital Realty Trust LP, 5.875%, 02/01/20(d)	515,000	572,375

		1,703,076

Retail 2.5%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	569,000	561,408
Wesfarmers Ltd., 1.874%, 03/20/18(a)	381,000	380,783

		942,191

Semiconductors 4.1%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	245,692
Intel Corp., 4.250%, 12/15/42	553,000	541,826
Intel Corp., 4.800%, 10/01/41	233,000	246,749
TSMC Global Ltd., 1.625%, 04/03/18(a)	531,000	523,268

		1,557,535

Telecommunication Services 8.3%
AT&T, Inc., 2.375%, 11/27/18	643,000	653,783
AT&T, Inc., 4.350%, 06/15/45	105,000	99,531
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	686,000	688,664
Cisco Systems, Inc., 2.125%, 03/01/19	364,000	366,828
Verizon Communications, Inc., 6.550%, 09/15/43	1,089,000	1,370,442

		3,179,248

Total Corporate Bonds (Cost $35,955,840)		37,381,328

Short-Term Investment 1.5%
RidgeWorth Funds Securities Lending Joint Account(e)	590,440	590,440

Total Short-Term Investment (Cost $590,440)		590,440

Money Market Fund 1.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	642,535	642,535

Total Money Market Fund (Cost $642,535)		642,535

Total Investments (Cost $37,188,815) — 100.7%		38,614,303
Liabilities in Excess of Other Assets — (0.7)%		(259,222)

Net Assets — 100.0%		$38,355,081

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 20.0% of net assets as of June 30, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	Perpetual maturity.
(d)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $578,085.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

OTC Credit Default Swap Contract – Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Depreciation
Target Corp.	Barclays Bank PLC	$75,000	1.000%	06/20/19	4.193%	$(2,187)	$(2,209)	$(22)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract – Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Depreciation
Kohl’s Corp.	JPMorgan	$75,000	1.000%	09/20/19	12.492%	$(729)	$(930)	$(201)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Georgia Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 96.5%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	610,982

California 5.2%
California State, GO, 5.000%, 02/01/20	1,910,000	2,267,246
California State, GO, 5.000%, 02/01/38	4,000,000	4,425,920

		6,693,166

Georgia 87.5%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	2,885,000	3,307,970
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,912,607
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,440,000	1,661,400
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38	4,000,000	4,529,880
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33	3,000,000	3,434,040
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,307,800
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	4,235,000	4,572,657
Atlanta Development Authority, Series A, RB, 4.375%, 09/01/36, Pre-refunded 09/01/2015 @ 100, XLCA	1,000,000	1,048,410
Atlanta GA Department of Aviation, Series C, AMT, RB, 5.000%, 01/01/30	1,500,000	1,638,030
Barrow County, GO, 5.000%, 10/01/25, Pre-refunded 10/01/2015 @ 100, NATL-RE	2,000,000	2,120,960
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	157,569
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,262,260
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/ County Guaranteed, AMT	1,000,000	1,031,170
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,308,219
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,094,310
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	618,330
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	1,000,000	1,185,990
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.250%, 10/01/23	1,500,000	1,788,465
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29	6,300,000	7,056,567
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	135,000	139,791
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,177,990
Forsyth County, GO, 5.000%, 03/01/25	6,825,000	7,872,160
Forsyth County School District, GO, 5.000%, 02/01/20	3,385,000	4,027,778
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, Country Guaranteed	645,000	757,520
Fulton County Development Authority, 5.000%, 05/01/39	5,145,000	5,723,452
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42	3,025,000	3,242,255
Fulton County Development Authority, RB, 5.000%, 10/01/22	750,000	885,180

See Notes to Schedules of Portfolio Investments.

Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,459,965
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/20	2,485,000	2,934,089
Fulton County Water & Sewerage Revenue, RB, 5.000%, 01/01/29	975,000	1,121,972
Georgia State, Series D, GO, 5.000%, 05/01/15	600,000	624,426
Georgia State, Series D, GO, 5.000%, 02/01/22	1,590,000	1,936,429
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,210,522
Georgia State Road & Tollway Authority, RB, 5.000%, 06/01/18	1,105,000	1,272,153
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 06/01/19	1,750,000	2,048,008
Georgia State Road & Tollway Authority, Series A, RB, 5.000%, 03/01/21, ST GTD	1,175,000	1,415,264
Greene County Development Authority, RB, 5.000%, 11/15/37	1,955,000	2,129,171
Gwinnett County School District, GO, 5.000%, 02/01/18	1,800,000	2,066,112
Gwinnett County School District, GO, 5.000%, 02/01/20	1,495,000	1,783,326
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,473,182
Gwinnett County Water & Sewerage Authority, RB, 5.000%, 08/01/22, Country Guaranteed	1,500,000	1,796,835
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,553,474
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,152,500
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,955,000	3,014,011
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	1,000,000	1,125,150
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	3,845,000	4,532,255
Private Colleges & Universities Authority, Series A, RB, 5.000%, 10/01/43	3,500,000	3,911,740
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	2,000,000	2,251,300
Richmond County Board of Education, GO, 5.000%, 10/01/15, State Aid Withholding	1,500,000	1,590,330
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,691,172

		112,956,146

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	860,000	904,668

North Carolina 0.8%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	1,017,996

Puerto Rico 0.0%(b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	24,121

South Carolina 1.8%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	2,000,000	2,314,900

Total Municipal Bonds (Cost $117,313,097)		124,521,979

Money Market Fund 1.9%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(c)	2,471,332	2,471,332

Total Money Market Fund (Cost $2,471,332)		2,471,332

Total Investments (Cost $119,784,429) — 98.4%		126,993,311
Other Assets in Excess of Liabilities — 1.6%		2,091,165

Net Assets — 100.0%		$129,084,476

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2014.
(b)	Less than 0.05% of Net Assets.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST GTD	– State Guaranteed
XLCA	– Security guaranteed by XL Capital Assurance, Inc.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 94.6%
Alabama 5.7%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,873,940
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,306,780

		4,180,720

Alaska 3.3%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,405,140

California 14.7%
California State, GO, 5.000%, 05/01/31	1,500,000	1,722,150
California State, GO, 5.000%, 05/01/32	2,000,000	2,287,120
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,438,520
Los Angeles Department of Water & Power, Series B, RB, 5.000%, 07/01/43(b)	2,500,000	2,785,950
Orange County Community Facilities District, Series A, 5.000%, 08/15/34	1,000,000	1,087,570
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/34	445,000	479,074

		10,800,384

District of Columbia 8.7%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,351,880
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.000%, 10/01/27(c)	3,500,000	4,024,510

		6,376,390

Florida 5.6%
Lake County School Board, Series A, COP, 5.000%, 06/01/29, AGM(c)	1,000,000	1,119,430
Orlando FL Contract Tourist DE, Series A, RB, 5.250%, 11/01/32	1,000,000	1,166,260
Polk County Public Facilities, RB, 5.000%, 12/01/28	1,595,000	1,839,992

		4,125,682

Georgia 2.0%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,448,813

Idaho 3.8%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37(b)	2,500,000	2,806,975

Illinois 3.4%
Chicago Transit Authority, RB, 5.000%, 12/01/44(c)	1,250,000	1,350,087
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,136,600

		2,486,687

Kansas 2.3%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,688,235

Maine 4.0%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,934,850

Maryland 1.4%
Baltimore County, GO, 5.000%, 08/01/15	1,000,000	1,052,700

See Notes to Schedules of Portfolio Investments.

Massachusetts 2.4%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,768,395

Michigan 2.8%
University of Michigan, Series A, RB, 0.010%, 04/01/38	2,055,000	2,055,000

Minnesota 2.3%
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/40(c)	1,500,000	1,675,425

New Jersey 3.1%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,271,182

New York 1.6%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,145,110

North Carolina 2.3%
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	1,500,000	1,655,760

Oregon 4.0%
Oregon State Department of Transportation, Series A, RB, 5.000%, 11/15/30(c)	2,500,000	2,964,925

Pennsylvania 3.2%
Pennsylvania State, GO, 5.000%, 06/15/18	2,000,000	2,313,980

Texas 15.4%
Arlington Higher Education Finance Corp., Series A, RB, 4.000%, 08/15/44, PSF-GTD	1,000,000	996,490
Arlington Higher Education Finance Corp., Series A, RB, 5.000%, 08/15/39, PSF-GTD	1,000,000	1,120,570
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,726,240
Texas State, GO, 5.000%, 04/01/28	1,350,000	1,574,829
Texas State, Series A, GO, 5.000%, 10/01/28(c)	1,000,000	1,199,050
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD(c)	1,500,000	1,702,695

		11,319,874

Washington 2.6%
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,907,391

Total Municipal Bonds (Cost $65,039,830)		69,383,618

Money Market Fund 23.5%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	17,194,815	17,194,815

Total Money Market Fund (Cost $17,194,815)		17,194,815

Total Investments (Cost $82,234,645) — 118.1%		86,578,433
Liabilities in Excess of Other Assets — (18.1)%		(13,275,948)

Net Assets — 100.0%		$73,302,485

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
COP	– Certificate of Participation
GO	– General Obligation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.3%
Aerospace/Defense 0.1%
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	770,000	781,550

Chemicals 0.3%
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	2,897,011	2,888,697

Commercial Services 0.1%
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(a)(b)	953,846	920,938

Health Care 0.0%(c)
Community Health Care Systems, Inc., 2017 Term Loan E, 3.480%, 01/25/17(a)(b)	28,750	28,810
Community Health Care Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	76,629	77,038

		105,848

Healthcare - Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	724,682	722,290

Information Technology 0.3%
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	3,170,000	3,178,781

Insurance 0.3%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	2,344,643	2,357,843
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	770,000	798,105

		3,155,948

Lodging 0.3%
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.400%-7.500%, 01/26/18(a)(b)(d)	3,320,000	3,096,332

Media 0.4%
Clear Channel Communications, Inc., Term Loan D, 6.900%, 01/30/19(a)(b)	4,620,000	4,594,405

Packaging & Containers 0.2%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/08/20(a)(b)	2,804,500	2,779,680

Retail 1.0%
JC Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	2,371,050	2,397,013
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	1,835,400	1,832,335
Sears Holding Corporation., Term Loan, 5.500%, 06/30/18(a)(b)	4,761,075	4,810,400
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	1,755,306	1,574,386

		10,614,134

Semiconductors 0.3%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)(b)	3,831,646	3,828,465

Telecommunication Services 0.6%
Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 01/30/19(a)(b)	1,275,575	1,275,779
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)	1,474,957	1,474,500
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	965,000	965,801
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/05/20(a)(b)	2,585,000	2,576,108

		6,292,188

See Notes to Schedules of Portfolio Investments.

Telecommunications 0.3%
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	1,308,046	1,315,607
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	1,511,954	1,520,693

		2,836,300

Total Bank Loans (Cost $45,647,390)		45,795,556

Corporate Bonds 80.6%
Advertising 0.6%
Affinion Group, Inc., 7.875%, 12/15/18	2,825,000	2,563,688
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22(b)	3,299,000	3,389,722

		5,953,410

Aerospace/Defense 2.0%
BE Aerospace, Inc., 5.250%, 04/01/22	1,945,000	2,117,619
Bombardier, Inc., 6.000%, 10/15/22(b)	7,655,000	7,846,375
TransDigm, Inc., 6.000%, 07/15/22(b)	4,070,000	4,181,925
TransDigm, Inc., 6.500%, 07/15/24(b)	4,070,000	4,237,887
Triumph Group, Inc., 5.250%, 06/01/22(b)	2,930,000	2,937,325

		21,321,131

Airlines 2.2%
Air Canada, 6.750%, 10/01/19(b)	3,360,000	3,654,000
Air Canada, 7.750%, 04/15/21(b)	3,490,000	3,708,125
Air Canada, 8.750%, 04/01/20(b)	7,950,000	8,904,000
American Airlines, 2013-2 Class B, 5.600%, 07/15/20(b)	4,121,896	4,327,991
United Airlines Pass Through Trust, 2014-1 Class B, 4.750%, 10/11/23, Series B	2,494,000	2,534,528

		23,128,644

Auto Manufacturers 0.2%
General Motors Co., 3.500%, 10/02/18(b)	2,000,000	2,045,000
General Motors Co. Escrow, 7.200%(e)(f)(g)(h)	17,182,000	—
General Motors Co. Escrow, 8.375%(e)(f)(g)(h)	36,800,000	—

		2,045,000

Auto Parts & Equipment 0.3%
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(b)	3,300,000	3,477,375

Banks 1.3%
CIT Group, Inc., 5.375%, 05/15/20	1,295,000	1,390,101
JPMorgan Chase & Co., Series S, 6.750%(a)(i)	4,865,000	5,235,956
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(b)	5,110,000	5,173,875
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(b)	1,645,000	1,784,825

		13,584,757

Building Materials 1.6%
Cemex Finance LLC, 9.375%, 10/12/22(b)	5,600,000	6,587,000
Cemex SAB de CV, 7.250%, 01/15/21(b)	3,925,000	4,317,500
Masco Corp., 5.950%, 03/15/22	2,640,000	2,917,200
US Concrete, Inc., 8.500%, 12/01/18(b)	1,330,000	1,443,050
USG Corp., 5.875%, 11/01/21(b)	1,730,000	1,833,800

		17,098,550

Chemicals 0.2%
Nufarm Australia Ltd., 6.375%, 10/15/19(b)(e)	1,685,000	1,762,931

Coal 0.8%
CONSOL Energy, Inc., 5.875%, 04/15/22(b)	3,340,000	3,498,650
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	1,862,000	1,955,100
Peabody Energy Corp., 6.250%, 11/15/21(e)	3,005,000	2,993,731

		8,447,481

See Notes to Schedules of Portfolio Investments.

Commercial Services 4.9%
Cenveo Corp., 6.000%, 08/01/19(b)	4,900,000	4,900,000
Cenveo Corp., 11.500%, 05/15/17(e)	3,310,000	3,492,050
Ceridian LLC/Comdata, Inc., 8.125%, 11/15/17(b)	1,982,000	2,001,820
Harland Clarke Holdings Corp., 6.875%, 03/01/20(b)	1,680,000	1,780,800
Harland Clarke Holdings Corp., 9.250%, 03/01/21(b)	5,465,000	5,724,588
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	13,287,000	14,599,091
National Money Mart Co., 10.375%, 12/15/16	2,665,000	2,808,244
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(b)	4,577,000	4,988,930
Quad/Graphics, Inc., 7.000%, 05/01/22(b)	5,195,000	5,195,000
TMS International Corp., 7.625%, 10/15/21(b)	4,350,000	4,643,625
United Rentals North America, Inc., 5.750%, 11/15/24	2,435,000	2,529,356

		52,663,504

Computers 0.3%
j2 Global, Inc., 8.000%, 08/01/20	3,020,000	3,269,150

Diversified Financial Services 4.5%
CNG Holdings, Inc., 9.375%, 05/15/20(b)	2,740,000	2,277,625
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	2,210,175
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(b)	1,975,000	2,093,500
DFC Finance Corp., 10.500%, 06/15/20(b)	3,550,000	3,625,437
Enova International, Inc., 9.750%, 06/01/21(b)	2,725,000	2,714,781
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	4,865,000	5,010,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,700,000	5,034,875
International Lease Finance Corp., 6.250%, 05/15/19	3,585,000	4,015,200
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,735,175
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(b)(e)	2,610,000	2,740,500
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21(e)	2,345,000	2,350,863
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	2,340,000	2,340,000
Navient Corp., 4.875%, 06/17/19, MTN	2,600,000	2,679,560
Navient Corp., 5.500%, 01/15/19, MTN	1,190,000	1,264,375
Navient Corp., 6.125%, 03/25/24, MTN	5,740,000	5,818,925
Walter Investment Management Corp., 7.875%, 12/15/21(b)	2,525,000	2,638,625

		48,550,566

Electric 2.3%
Calpine Corp., 5.875%, 01/15/24(b)	1,715,000	1,809,325
Calpine Corp., 6.000%, 01/15/22(b)	2,225,000	2,397,438
Dynegy, Inc., 5.875%, 06/01/23(e)	7,217,000	7,271,127
GenOn Energy, Inc., 9.500%, 10/15/18	5,655,000	6,206,362
GenOn Energy, Inc., 9.875%, 10/15/20	2,070,000	2,251,125
NRG Energy, Inc., 6.250%, 05/01/24(b)	5,070,000	5,298,150

		25,233,527

Electrical Components & Equipment 0.1%
GrafTech International Ltd., 6.375%, 11/15/20	1,450,000	1,493,500

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(b)	1,600,000	1,712,000

Engineering & Construction 0.6%
Aguila 3 SA, 7.875%, 01/31/18(b)	6,485,000	6,841,675

Entertainment 1.4%
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,424,625
Gibson Brands Escrow Corp., 8.875%, 08/01/18(b)	1,235,000	1,270,506
Gibson Brands, Inc., 8.875%, 08/01/18(b)	1,412,000	1,452,595
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20(b)	5,430,000	5,592,900
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(b)(e)	2,205,000	2,249,100
Mohegan Tribal Gaming Authority, 9.750%, 09/01/21(e)	960,000	1,065,600
WMG Acquisition Corp., 5.625%, 04/15/22(b)	2,378,000	2,392,863

		15,448,189

See Notes to Schedules of Portfolio Investments.

Environmental Control 0.9%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(e)	7,195,000	7,482,800
Tervita Corp., 10.875%, 02/15/18(b)(e)	2,545,000	2,570,450

		10,053,250

Exploration & Production 0.2%
Jones Energy Holdings/Jones Energy Finance Corp., 6.750%, 04/01/22(b)	2,393,000	2,524,615

Food 2.6%
HJ Heinz Co., 4.250%, 10/15/20(e)	12,330,000	12,407,062
Post Holdings, Inc., 6.000%, 12/15/22(b)(e)	3,485,000	3,554,700
Post Holdings, Inc., 6.750%, 12/01/21(b)	6,105,000	6,486,563
Post Holdings, Inc., 7.375%, 02/15/22(b)	1,680,000	1,816,500
Post Holdings, Inc., 7.375%, 02/15/22	3,445,000	3,724,906

		27,989,731

Forest Products & Paper 0.4%
Resolute Forest Products, Inc., 5.875%, 05/15/23	4,699,000	4,628,515

Gas 0.3%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(b)(d)	1,302,000	1,305,255
Sabine Pass LNG LP, 6.500%, 11/01/20	1,330,000	1,439,725

		2,744,980

Healthcare - Products 1.0%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,531,150
Physio-Control International, Inc., 9.875%, 01/15/19(b)	6,127,000	6,770,335
Teleflex, Inc., 5.250%, 06/15/24(b)	2,798,000	2,825,980

		11,127,465

Healthcare - Services 1.4%
HCA, Inc., 3.750%, 03/15/19	4,770,000	4,811,738
MedImpact Holdings, Inc., 10.500%, 02/01/18(b)	4,240,000	4,600,400
MPH Acquisition Holdings LLC, 6.625%, 04/01/22(b)	5,030,000	5,268,925

		14,681,063

Holding Companies-Diversified 0.3%
Nielsen Co. Luxembourg SARL (The), 5.500%, 10/01/21(b)	3,335,000	3,443,388

Home Builders 0.3%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(b)	1,695,000	1,762,800
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(b)	1,605,000	1,629,075

		3,391,875

Household Products/Wares 0.3%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(b)	863,000	920,174
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	2,165,000	2,357,144

		3,277,318

Insurance 1.2%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,710,000	2,411,900
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	5,480,000	5,447,361
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a)	1,825,000	1,714,588
Genworth Financial, Inc., 6.150%, 11/15/66(a)	1,125,000	1,070,156
MBIA, Inc., 5.700%, 12/01/34	72,000	68,040
MBIA, Inc., 6.625%, 10/01/28(e)	2,500,000	2,550,000

		13,262,045

Internet 0.7%
Mood Media Corp., 9.250%, 10/15/20(b)(e)	2,010,000	1,809,000
Pacnet Ltd., 9.000%, 12/12/18(b)	800,000	866,000
Zayo Group LLC./Zayo Capital Inc., 8.125%, 01/01/20	4,175,000	4,550,750

		7,225,750

See Notes to Schedules of Portfolio Investments.

Iron/Steel 0.1%
Essar Steel Minnesota LLC, 11.500%, 05/15/20(b)	1,590,000	1,607,888

Leisure Time 0.2%
Viking Cruises Ltd., 8.500%, 10/15/22(b)	1,505,000	1,663,025

Lodging 1.4%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(b)	2,070,000	2,163,150
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(b)	4,005,000	4,315,387
Golden Nugget Escrow, Inc., 8.500%, 12/01/21(b)(e)	2,490,000	2,614,500
Wynn Macau Ltd., 5.250%, 10/15/21(b)	6,280,000	6,452,700

		15,545,737

Media 6.4%
Block Communications, Inc., 7.250%, 02/01/20(b)	2,690,000	2,864,850
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,895,112
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22(j)	5,920,000	6,008,800
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,465,000	2,554,356
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	6,970,000	7,126,825
Clear Channel Communications, Inc., 9.000%, 03/01/21	2,145,000	2,295,150
Clear Channel Communications, Inc., PIK, 14.000%, 02/01/21(e)	2,685,000	2,765,550
Columbus International, Inc., 7.375%, 03/30/21(b)	2,370,000	2,553,675
DISH DBS Corp., 5.000%, 03/15/23	4,575,000	4,660,781
DISH DBS Corp., 5.125%, 05/01/20	1,910,000	2,007,888
DISH DBS Corp., 5.875%, 07/15/22(j)	5,810,000	6,303,850
Lee Enterprises, Inc., 9.500%, 03/15/22(b)	1,375,000	1,467,813
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21	825,000	946,688
Nielsen Finance LLC/Neilsen Finance Co., 5.000%, 04/15/22(b)	1,285,000	1,294,638
Numericable Group SA, 6.000%, 05/15/22(b)	4,900,000	5,096,000
Numericable Group SA, 6.250%, 05/15/24(b)	2,450,000	2,557,187
Sirius XM Radio, Inc., 6.000%, 07/15/24(b)(e)	2,530,000	2,631,200
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(b)	1,870,000	2,071,025
Univision Communications, Inc., 5.125%, 05/15/23(b)	1,545,000	1,635,769
Univision Communications, Inc., 6.750%, 09/15/22(b)	3,925,000	4,342,031
VTR Finance BV, 6.875%, 01/15/24(b)	4,530,000	4,864,033

		68,943,221

Mining 2.4%
Constellium, 5.750%, 05/15/24(b)	1,285,000	1,349,250
First Quantum Minerals Ltd., 6.750%, 02/15/20(b)	3,001,000	3,091,030
First Quantum Minerals Ltd., 7.000%, 02/15/21(b)	4,871,000	5,011,041
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(b)(e)	1,895,000	2,032,388
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(b)(e)	6,115,000	6,657,706
Imperial Metals Corp., 7.000%, 03/15/19(b)	5,860,000	6,013,825
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,112,725

		25,267,965

Miscellaneous Manufacturer 0.6%
Bombardier, Inc., 5.750%, 03/15/22(b)(e)	1,065,000	1,091,625
Bombardier, Inc., 6.125%, 01/15/23(b)(j)	4,830,000	4,974,900

		6,066,525

See Notes to Schedules of Portfolio Investments.

Oil & Gas 10.0%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21	2,525,000	2,613,375
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 9.250%, 08/15/21	4,513,000	4,874,040
CITGO Petroleum Corp., 11.500%, 07/01/17(b)	4,155,000	4,404,300
EnQuest PLC, 7.000%, 04/15/22(b)	3,100,000	3,200,750
Halcon Resources Corp., 8.875%, 05/15/21	9,515,000	10,228,625
Halcon Resources Corp., 9.750%, 07/15/20	5,012,000	5,469,345
Hercules Offshore, Inc., 7.500%, 10/01/21(b)(e)	2,565,000	2,545,763
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(b)(d)	4,980,000	4,980,000
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(b)	2,820,000	2,918,700
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	923,400
MEG Energy Corp., 6.375%, 01/30/23(b)	3,880,000	4,122,500
MEG Energy Corp., 7.000%, 03/31/24(b)	5,450,000	6,008,625
North Atlantic Drilling Ltd., 6.250%, 02/01/19(b)	6,600,000	6,517,500
Oasis Petroleum, Inc., 6.875%, 03/15/22(b)	1,615,000	1,760,350
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,692,300
Ocean Rig UDW, Inc., 7.250%, 04/01/19(b)(e)	4,405,000	4,360,950
Offshore Drilling Holding SA, 8.375%, 09/20/20(b)	3,725,000	4,125,437
Parsley Energy LLC/Parsley Finance Corp., 7.500%, 02/15/22(b)	3,200,000	3,416,000
PetroQuest Energy, Inc., 10.000%, 09/01/17	1,935,000	2,041,619
Precision Drilling Corp., 5.250%, 11/15/24(b)	2,775,000	2,788,875
Range Resources Corp., 5.000%, 03/15/23	3,270,000	3,482,550
Rex Energy Corp., 8.875%, 12/01/20	2,880,000	3,196,800
Sanchez Energy Corp., 6.125%, 01/15/23(b)	1,915,000	1,977,238
SandRidge Energy, Inc., 7.500%, 03/15/21	4,255,000	4,611,356
Seadrill Ltd., 6.125%, 09/15/17(b)	3,275,000	3,446,937
Seventy Seven Energy, Inc., 6.500%, 07/15/22(b)	1,205,000	1,235,125
United Refining Co., 10.500%, 02/28/18(j)	8,583,000	9,376,927

		107,319,387

Oil & Gas Services 0.7%
Forum Energy Technologies, Inc., 6.250%, 10/01/21(b)	2,661,000	2,820,660
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	4,575,000	4,563,563

		7,384,223

Pharmaceuticals 1.6%
Catamaran Corp., 4.750%, 03/15/21	4,200,000	4,242,000
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(b)	4,630,000	4,803,625
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/18(b)	2,160,000	2,327,400
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(b)	5,525,000	6,118,937

		17,491,962

Pipelines 2.7%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21	1,530,000	1,637,100
Access Midstream Partners LP/ACMP Finance Corp., 6.125%, 07/15/22	1,635,000	1,806,675
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22(b)	4,520,000	4,757,300
Energy Transfer Equity LP, 5.875%, 01/15/24(b)	2,610,000	2,727,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	1,050,000	1,118,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.250%, 06/15/22	315,000	344,138
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	2,302,000	2,500,547
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	8,705,000	9,205,537
Southern Star Central Corp., 5.125%, 07/15/22(b)	1,185,000	1,193,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,050,000	2,142,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	1,475,000	1,574,562

		29,007,697

Real Estate 1.1%
CBRE Services, Inc., 5.000%, 03/15/23	4,925,000	4,974,250
Forestar USA Real Estate Group, Inc., 8.500%, 06/01/22(b)	899,000	930,465
Howard Hughes Corp., 6.875%, 10/01/21(b)	6,035,000	6,457,450

		12,362,165

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.9%
CTR Partnership LP/CareTrust Capital Corp., 5.875%, 06/01/21(b)	992,000	999,440
iStar Financial, Inc., 4.000%, 11/01/17	3,955,000	3,969,831
iStar Financial, Inc., 5.000%, 07/01/19	2,640,000	2,640,000
MPT Operating Partnership LP/MPT Finance Corp., 5.500%, 05/01/24	1,495,000	1,536,113

		9,145,384

Retail 2.9%
Group 1 Automotive, Inc., 5.000%, 06/01/22(b)	2,680,000	2,680,000
Guitar Center, Inc., 6.500%, 04/15/19(b)	1,255,000	1,242,450
Guitar Center, Inc., 9.625%, 04/15/20(b)(e)	5,380,000	5,124,450
JC Penney Corp., Inc., 5.650%, 06/01/20(e)	5,765,000	5,044,375
JC Penney Corp., Inc., 6.375%, 10/15/36(e)	4,592,000	3,742,480
Landry’s Holdings II, Inc., 10.250%, 01/01/18(b)	720,000	763,200
rue21, Inc., 9.000%, 10/15/21(b)(e)	1,645,000	1,192,625
Sears Holdings Corp., 6.625%, 10/15/18(e)	10,045,000	9,253,956
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16(b)(e)	2,555,000	2,350,600

		31,394,136

Semiconductors 0.7%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(b)	2,315,000	2,364,194
Micron Technology, Inc., 5.875%, 02/15/22(b)(e)	4,875,000	5,228,437

		7,592,631

Software 1.2%
Activision Blizzard, Inc., 5.625%, 09/15/21(b)	4,625,000	4,983,438
Activision Blizzard, Inc., 6.125%, 09/15/23(b)	2,625,000	2,887,500
Audatex North America, Inc., 6.000%, 06/15/21(b)	2,392,000	2,553,460
Audatex North America, Inc., 6.125%, 11/01/23(b)	204,000	217,770
Blackboard, Inc., 7.750%, 11/15/19(b)	2,160,000	2,257,200

		12,899,368

Telecommunication Services 12.6%
Alcatel-Lucent USA, Inc., 6.750%, 11/15/20(b)	2,490,000	2,651,850
Altice Financing SA, 6.500%, 01/15/22(b)	4,240,000	4,515,600
Altice SA, 7.750%, 05/15/22(b)	4,085,000	4,360,737
Avanti Communications Group PLC, 10.000%, 10/01/19(b)	6,365,000	6,746,900
Avaya, Inc., 7.000%, 04/01/19(b)	1,985,000	1,985,000
Avaya, Inc., 9.000%, 04/01/19(b)	2,130,000	2,212,538
B Communications Ltd., 7.375%, 02/15/21(b)	8,645,000	9,293,375
CenturyLink, Inc., Series V, 5.625%, 04/01/20	3,595,000	3,792,725
DigitalGlobe, Inc., 5.250%, 02/01/21(e)	2,550,000	2,524,500
Level 3 Financing, Inc., 6.125%, 01/15/21(b)	6,895,000	7,386,269
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,317,600
NII International Telecom SCA, 7.875%, 08/15/19(b)(e)	4,815,000	4,164,975
NII International Telecom SCA., 11.375%, 08/15/19(b)(e)	3,705,000	3,278,925
Nortel Networks Ltd., 10.750%, 07/15/16(h)(j)	3,885,000	4,458,037
SBA Telecommunications, Inc., 5.750%, 07/15/20	3,565,000	3,778,900
Softbank Corp., 4.500%, 04/15/20(b)	2,615,000	2,657,494
Sprint Capital Corp., 6.875%, 11/15/28	7,690,000	7,766,900
Sprint Capital Corp., 6.900%, 05/01/19(j)	3,854,000	4,249,035
Sprint Communications, Inc., 7.000%, 08/15/20(j)	4,175,000	4,618,594
Sprint Corp., 7.125%, 06/15/24(b)	3,440,000	3,646,400
Sprint Corp., 7.875%, 09/15/23(b)	3,570,000	3,971,625
T-Mobile USA, Inc., 6.125%, 01/15/22	3,630,000	3,852,338
T-Mobile USA, Inc., 6.250%, 04/01/21	2,340,000	2,486,250
T-Mobile USA, Inc., 6.542%, 04/28/20	3,140,000	3,391,200
T-Mobile USA, Inc., 6.633%, 04/28/21	3,890,000	4,210,925
Trilogy International Partners LLC, 10.250%, 08/15/16(b)(e)	7,855,000	8,071,012
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,985,000	4,358,594

See Notes to Schedules of Portfolio Investments.

ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,250,737
Virgin Media Finance PLC, 6.375%, 04/15/23(b)	2,775,000	3,010,875
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	1,775,000	1,875,288
Wind Acquisition Finance SA, 7.375%, 04/23/21(b)	6,675,000	7,125,562

		135,010,760

Transportation 1.9%
CHC Helicopter SA, 9.250%, 10/15/20(j)	4,833,000	5,267,970
Eletson Holdings, 9.625%, 01/15/22(b)	3,100,000	3,324,750
Florida East Coast Holdings Corp., 6.750%, 05/01/19(b)(e)	2,050,000	2,165,312
Florida East Coast Holdings Corp., 9.750%, 05/01/20(b)(e)	1,515,000	1,600,219
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(b)	1,916,000	2,002,220
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(b)	2,375,000	2,446,250
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22(b)	1,560,000	1,622,400
Topaz Marine SA, 8.625%, 11/01/18(b)(e)	1,925,000	2,074,188

		20,503,309

Trucking & Leasing 0.1%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(b)	835,000	901,800

Total Corporate Bonds (Cost $828,219,694)		866,488,568

Convertible Corporate Bond 0.2%
Auto Parts & Equipment 0.2%
Meritor, Inc., 4.625%, 03/01/26(a)(e)	2,145,000	2,287,106

Total Convertible Corporate Bond (Cost $1,885,481)		2,287,106

Municipal Bonds 0.8%
Puerto Rico 0.8%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	7,800,000	6,864,078
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	2,165,000	1,862,160

Total Municipal Bonds (Cost $8,906,955)		8,726,238

Preferred Stock 0.3%
Diversified Financial Services 0.3%
GMAC Capital Trust I, Series 2, 8.125%(a)	121,110	3,306,303

Total Preferred Stock (Cost $3,027,750)		3,306,303

Common Stocks 0.8%
Auto Manufacturers 0.8%
General Motors Co.	228,862	8,307,691

Energy-Alternate Sources 0.0%(c)
Aventine Renewable Energy Holdings, Inc.*(f)	52,974	337,709

Total Common Stocks (Cost $12,340,553)		8,645,400

Short-Term Investment 9.6%
RidgeWorth Funds Securities Lending Joint Account(k)	103,583,653	103,583,653

Total Short-Term Investment (Cost $103,583,653)		103,583,653

Money Market Fund 12.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(l)	131,801,877	131,801,877

Total Money Market Fund (Cost $131,801,877)		131,801,877

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,135,413,353) — 108.9%	1,170,634,701
Liabilities in Excess of Other Assets — (8.9)%	(95,487,028)

Net Assets — 100.0%	$1,075,147,673

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 52.0% of net assets as of June 30, 2014.
(c)	Less than 0.05% of Net Assets.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $101,265,835.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0.0 % of net assets as of June 30, 2014.
(h)	Security is in default.
(i)	Perpetual maturity.
(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

GO	– General Obligation
MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 1.5%
Agency Collateralized Planned Amortization Class Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corporation
Series 4274, Cl PN, REMIC, 3.500%, 10/15/35	3,812,560	3,991,502

Commercial Mortgage Backed Securities 0.3%
LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.450%, 11/15/30(a)	1,045,496	1,045,293

Total Collateralized Mortgage Obligations (Cost $5,028,144)		5,036,795

Corporate Bonds 24.5%
Aerospace/Defense 0.4%
L-3 Communications Corp., 3.950%, 05/28/24	1,203,000	1,211,213

Agriculture 0.4%
Japan Tobacco, Inc., 2.100%, 07/23/18(b)	1,395,000	1,407,197

Airlines 0.7%
American Airlines Pass Through Trust, 4.950%, 01/15/23(b)	1,475,009	1,596,697
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 04/11/26, Series A	738,000	748,147

		2,344,844

Auto Manufacturers 0.4%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	675,000	719,455
Volkswagen International Finance, 2.375%, 03/22/17(b)	492,000	507,405

		1,226,860

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	614,000	637,541

Banks 6.3%
Bank of America Corp., 2.600%, 01/15/19	1,117,000	1,130,139
Bank of America Corp., 4.000%, 04/01/24	474,000	483,732
Bank of America NA, 1.250%, 02/14/17	1,474,000	1,475,826
Citigroup, Inc., 2.500%, 09/26/18	1,751,000	1,779,540
Credit Suisse New York, 2.300%, 05/28/19, MTN	1,672,000	1,674,685
Fifth Third Bank, 1.450%, 02/28/18	980,000	976,709
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	1,527,000	1,547,755
HSBC Bank PLC, 3.500%, 06/28/15(b)	511,000	526,493
Huntington National Bank (The), 1.300%, 11/20/16	962,000	966,185
Intesa Sanpaolo SpA, 5.017%, 06/26/24(b)	961,000	972,354
JPMorgan Chase & Co., 3.625%, 05/13/24	1,265,000	1,270,071
JPMorgan Chase & Co., 5.000%, Series V(a)(c)	1,378,000	1,372,893
KeyBank NA, 1.650%, 02/01/18	731,000	731,629
Morgan Stanley, 3.875%, 04/29/24, Series F	804,000	813,745
Morgan Stanley, 5.000%, 11/24/25	2,271,000	2,422,176
PNC Funding Corp., 3.300%, 03/08/22	176,000	179,486
US Bank NA, 1.100%, 01/30/17	760,000	762,865
Wells Fargo & Co., 1.250%, 02/13/15, MTN	817,000	821,770
Wells Fargo & Co., 4.100%, 06/03/26, MTN	1,420,000	1,437,891

		21,345,944

See Notes to Schedules of Portfolio Investments.

Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	636,000	609,438
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	650,000	669,821

		1,279,259

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	605,000	624,269

Commercial Services 0.5%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	373,000	384,670
ERAC USA Finance LLC, 3.850%, 11/15/24(b)	441,000	444,267
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	323,000	366,916
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	487,000	506,630

		1,702,483

Computers 1.1%
Apple, Inc., 2.850%, 05/06/21	1,285,000	1,296,070
IBM Corp., 0.875%, 10/31/14	1,740,000	1,743,450
IBM Corp., 1.250%, 02/06/17	839,000	845,824

		3,885,344

Diversified Financial Services 2.4%
American Express Credit Corp., 2.375%, 03/24/17, MTN	326,000	337,023
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	763,000	848,800
General Electric Capital Corp., 3.450%, 05/15/24, MTN	701,000	703,508
John Deere Capital Corp., 1.250%, 12/02/14, MTN	998,000	1,002,174
Lazard Group LLC, 4.250%, 11/14/20	1,388,000	1,454,201
Lazard Group LLC, 6.850%, 06/15/17	242,000	274,554
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	454,000	464,133
Nomura Holdings, Inc., 2.750%, 03/19/19, MTN	543,000	552,393
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	1,200,000	1,203,888
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	410,000	421,262
Woodside Finance Ltd., 4.600%, 05/10/21(b)	668,000	729,152

		7,991,088

Electric 0.2%
Dominion Resources, Inc., 1.950%, 08/15/16	249,000	254,584
Exelon Generation Co. LLC, 6.200%, 10/01/17	295,000	336,104

		590,688

Electronics 0.2%
Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	681,000	712,156

Healthcare - Services 0.3%
Howard Hughes Medical Institute, 3.500%, 09/01/23	560,000	576,556
UnitedHealth Group, Inc., 2.875%, 03/15/23	619,000	607,228

		1,183,784

Insurance 1.1%
American International Group, Inc., 5.850%, 01/16/18, MTN	1,113,000	1,270,581
Berkshire Hathaway, Inc., 3.200%, 02/11/15	814,000	828,343
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	321,000	347,049
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	737,000	820,744
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	422,000	452,725

		3,719,442

Media 0.6%
Time Warner, Inc., 3.400%, 06/15/22	1,887,000	1,912,488

See Notes to Schedules of Portfolio Investments.

Mining 2.6%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	398,000	437,532
Barrick Gold Corp., 3.850%, 04/01/22	2,266,000	2,254,489
Barrick Gold Corp., 4.100%, 05/01/23	1,106,000	1,101,409
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,039,000	1,042,505
Newmont Mining Corp., 3.500%, 03/15/22(d)	4,072,000	3,925,986

		8,761,921

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	256,000	260,500
General Electric Co., 2.700%, 10/09/22	518,000	508,698
General Electric Co., 5.250%, 12/06/17	214,000	241,444

		1,010,642

Oil & Gas 0.5%
BP Capital Markets PLC, 2.248%, 11/01/16	416,000	428,918
Continental Resources, Inc., 3.800%, 06/01/24(b)	715,000	722,726
Ensco PLC, 4.700%, 03/15/21	401,000	436,846

		1,588,490

Oil & Gas Services 0.4%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	331,000	343,331
Weatherford International Ltd., 5.125%, 09/15/20	993,000	1,112,194

		1,455,525

Pharmaceuticals 0.3%
Express Scripts Holding Co., 2.650%, 02/15/17	303,000	314,788
Mylan, Inc., 3.125%, 01/15/23(b)	313,000	300,907
Novartis Securities Investment Ltd., 5.125%, 02/10/19	222,000	253,039

		868,734

Pipelines 1.0%
DCP Midstream Operating LP, 2.700%, 04/01/19	1,098,000	1,112,188
Enterprise Products Operating LLC, 3.350%, 03/15/23	1,002,000	1,003,752
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	1,132,000	1,098,543

		3,214,483

Real Estate Investment Trust 0.8%
American Tower Corp., 3.500%, 01/31/23	414,000	405,985
American Tower Corp., 5.000%, 02/15/24	1,076,000	1,168,674
Digital Realty Trust LP, 5.875%, 02/01/20(d)	978,000	1,086,956

		2,661,615

Retail 0.4%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,331,000	1,313,241

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	360,000	373,203
Intel Corp., 1.950%, 10/01/16	298,000	305,788
Intel Corp., 2.700%, 12/15/22	1,502,000	1,460,243
TSMC Global Ltd., 1.625%, 04/03/18(b)	952,000	938,138

		3,077,372

Software 0.2%
Oracle Corp., 1.200%, 10/15/17	323,000	322,568
Oracle Corp., 2.375%, 01/15/19	397,000	403,679

		726,247

Telecommunication Services 1.7%
AT&T, Inc., 2.375%, 11/27/18	1,374,000	1,397,041
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	861,000	864,343
Cisco Systems, Inc., 2.125%, 03/01/19	729,000	734,665

See Notes to Schedules of Portfolio Investments.

Cisco Systems, Inc., 5.500%, 02/22/16	298,000	322,060
Verizon Communications, Inc., 5.150%, 09/15/23	2,250,000	2,517,959

		5,836,068

Total Corporate Bonds (Cost $79,735,031)		82,288,938

Municipal Bond 1.8%
New York 1.8%
Utility Debt Securitization Authority, Series T, RB, 2.554%, 06/15/22	6,074,000	6,085,662

Total Municipal Bond (Cost $6,073,700)		6,085,662

U.S. Government Agency Mortgages 1.2%
Federal National Mortgage Association
Pool #AP1217, 2.500%, 07/01/27	1,203,972	1,224,689
Pool #AB7246, 2.500%, 12/01/27	2,588,787	2,633,323

Total U.S. Government Agency Mortgages (Cost $3,822,338)		3,858,012

U.S. Treasury Obligations 67.9%
U.S. Treasury Notes 67.9%
0.375%, 11/15/15	57,708,000	57,838,766
0.500%, 06/15/16	37,196,000	37,242,495
0.875%, 02/28/17	30,133,000	30,243,648
0.750%, 02/28/18	15,934,000	15,683,788
1.375%, 07/31/18	31,422,000	31,461,278
1.500%, 01/31/19	29,546,000	29,527,534
2.500%, 05/15/24	26,570,000	26,532,643

Total U.S. Treasury Obligations (Cost $227,647,447)		228,530,152

Foreign Government Bonds 1.4%
Sovereign 1.4%
Brazilian Government International Bond, 4.250%, 01/07/25	273,000	276,686
Colombia Government International Bond, 4.000%, 02/26/24	266,000	274,246
Indonesia Government International Bond, 3.375%, 04/15/23(b)	1,475,000	1,368,062
Mexico Government International Bond, 4.000%, 10/02/23	2,338,000	2,457,238
Turkey Government International Bond, 7.375%, 02/05/25	392,000	476,280

Total Foreign Government Bonds (Cost $4,648,027)		4,852,512

Short-Term Investment 1.5%
RidgeWorth Funds Securities Lending Joint Account(e)	5,145,760	5,145,760

Total Short-Term Investment (Cost $5,145,760)		5,145,760

Money Market Fund 2.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(f)	9,315,989	9,315,989

Total Money Market Fund (Cost $9,315,989)		9,315,989

Total Investments (Cost $341,416,436) — 102.6%		345,113,820
Liabilities in Excess of Other Assets — (2.6)%		(8,605,538)

Net Assets — 100.0%		$336,508,282

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 4.2% of net assets as of June 30, 2014.
(c)	Security is perpetual in nature and has no stated maturity.

See Notes to Schedules of Portfolio Investments.

(d)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $5,019,029.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.9%
Alabama 2.3%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,455,075
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,810,910
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,380,510

		15,646,495

Alaska 7.2%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	21,256,920
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,639,835
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,537,165

		48,433,920

California 25.0%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,261,460
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,981,610
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,630,876
California State, GO, 5.000%, 12/01/15	6,750,000	7,211,025
California State, GO, 5.000%, 12/01/27	8,890,000	10,405,567
California State, GO, 5.000%, 12/01/28	2,500,000	2,909,800
California State, GO, 5.000%, 12/01/30	5,000,000	5,748,750
California State, GO, 5.000%, 05/01/31	10,395,000	11,934,499
California State, GO, 5.000%, 12/01/31	4,000,000	4,570,960
California State, GO, 5.000%, 05/01/32	2,550,000	2,916,078
California State, GO, 6.500%, 04/01/33(b)	24,500,000	29,871,870
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	11,868,400
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,845,350
Los Angeles County Regional Financing Authority, Series B-2, RB, 3.000%, 11/15/20, CA MTG INS	1,500,000	1,535,235
Los Angeles Unified School District, Series C, GO, 5.000%, 07/01/28	2,750,000	3,245,688
Orange County Community Facilities District, Series A, 5.000%, 08/15/31	4,820,000	5,318,533
Orange County Community Facilities District, Series A, 5.000%, 08/15/32	3,500,000	3,845,730
Orange County Community Facilities District, Series A, 5.000%, 08/15/33	2,500,000	2,740,325
Orange County Community Facilities District, Series A, 5.000%, 08/15/34	1,500,000	1,631,355
Sacramento County Sanitation District Financing Authority, Series A, RB, 5.000%, 12/01/33(c)	5,500,000	6,285,345
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,693,550
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/30	1,000,000	1,097,450
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/31	1,000,000	1,089,540
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/33	1,850,000	1,998,740
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,615,330
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,942,100
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	6,079,252

		168,274,418

See Notes to Schedules of Portfolio Investments.

District of Columbia 1.7%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,407,520
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.000%, 10/01/19(c)	2,000,000	2,328,580

		11,736,100

Florida 3.3%
Florida State, Series A, GO, 5.000%, 06/01/18	1,855,000	2,146,458
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,670,205
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,827,364
Lake County School Board, Series A, COP, 5.000%, 06/01/30, AGM(c)	2,100,000	2,339,652
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,352,600
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,525,540
Orlando FL Contract Tourist DE, 5.250%, 11/01/34	3,785,000	4,383,219
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,023,760

		22,268,798

Illinois 9.6%
Chicago, Series A, GO, 5.000%, 01/01/34	5,000,000	5,148,700
Chicago, Series A, GO, 5.250%, 01/01/30	7,200,000	7,653,888
Chicago, Series A, GO, 5.250%, 01/01/32	6,000,000	6,340,080
Chicago, Series A, GO, 5.250%, 01/01/33	6,000,000	6,311,640
Chicago, Series C, GO, 5.000%, 01/01/26	3,400,000	3,574,590
Chicago, Series C, GO, 5.000%, 01/01/27	8,000,000	8,356,800
Chicago Board of Education, Series A, GO, 5.250%, 12/01/26, AGC-ICC	3,290,000	3,588,239
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	7,864,166
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	2,625,000	2,977,905
Chicago Transit Authority, RB, 5.000%, 12/01/44(c)	3,750,000	4,050,262
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,050,371
Illinois State, GO, 5.250%, 04/01/27	1,500,000	1,613,895
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,273,200

		64,803,736

Kansas 4.7%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,364,034
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,225,340

		31,589,374

Maryland 2.6%
Baltimore County, GO, 5.000%, 08/01/15	2,810,000	2,958,087
Maryland State, Series A, GO, 5.000%, 03/01/24	3,640,000	4,317,732
Maryland State Department of Transportation, Series B, RB, 5.000%, 02/15/19	9,000,000	10,306,980

		17,582,799

Massachusetts 2.4%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,507,693
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/30, Pre-refunded 08/15/2015 @ 100, AGM	3,500,000	3,690,435
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18, Pre-refunded 09/01/2015 @ 100	5,310,000	5,609,909

		15,808,037

Michigan 2.4%
Michigan Finance Authority, RB, 5.000%, 07/01/21	14,000,000	16,043,300

See Notes to Schedules of Portfolio Investments.

Minnesota 0.8%
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/32(c)	1,500,000	1,722,390
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/33(c)	1,725,000	1,967,069
Western Minnesota Municipal Power Agency, Series A, RB, 5.000%, 01/01/34(c)	1,450,000	1,645,866

		5,335,325

Missouri 3.6%
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	13,875,000	16,541,220
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,363,850

		23,905,070

New Jersey 2.3%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,956,938
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	6,369,236

		15,326,174

New York 11.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,114,887
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/2014 @ 100	13,730,000	13,813,616
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,536,447
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,714,625
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/15	21,125,000	22,491,999
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,545,450
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/20	2,000,000	2,158,160
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/21	2,000,000	2,235,780
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,116,350

		79,727,314

Oregon 2.1%
Oregon State Department of Transportation, Highway User Tax, Series A, RB, 5.000%, 11/15/24(c)	3,000,000	3,709,830
Oregon State Department of Transportation, Highway User Tax, Series A, RB, 5.000%, 11/15/28(c)	2,000,000	2,405,980
Oregon State Department of Transportation, Highway User Tax, Series A, RB, 5.000%, 11/15/29(c)	4,500,000	5,381,415
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/2014 @ 100	2,500,000	2,545,475

		14,042,700

Pennsylvania 3.4%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,505,150
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,373,170
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	7,947,585
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,936,100

		22,762,005

Texas 8.5%
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,612,255
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	7,089,360
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,569
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,747,916

See Notes to Schedules of Portfolio Investments.

San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 100	1,875,000	1,927,669
Texas State, Series A, GO, 5.000%, 10/01/27(c)	7,115,000	8,566,460
Texas State, Series A, GO, 5.000%, 10/01/28(c)	3,000,000	3,597,150
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,123,100
Texas State Public Finance Authority, Unemployment Comp., Series B, RB, 4.000%, 07/01/17	10,000,000	10,864,400
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,202,867
United Independent School District, GO, 5.000%, 08/15/44, PSF-GTD(c)	3,500,000	3,972,955

		56,894,701

Virginia 0.3%
Norfolk, Series C, GO, 5.000%, 04/01/23	1,875,000	2,100,169

Washington 3.8%
Energy Northwest, Series C, RB, 5.000%, 07/01/24	4,000,000	4,541,840
Washington State, Series A, GO, 5.000%, 08/01/24	8,880,000	10,520,136
Washington State, Series R-2015 A, GO, 5.000%, 07/01/18(c)	9,000,000	10,392,750

		25,454,726

Total Municipal Bonds (Cost $617,480,898)		657,735,161

Money Market Fund 10.6%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	71,268,960	71,268,960

Total Money Market Fund (Cost $71,268,960)		71,268,960

Total Investments (Cost $688,749,858) — 108.5%		729,004,121
Liabilities in Excess of Other Assets — (8.5)%		(56,858,653)

Net Assets — 100.0%		$672,145,468

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGC-ICC	– Assured Guaranty Corporation Insured Custody Certificates
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
CA MTG INS	– California Mortgage Insurance
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 41.6%
Automobiles 18.9%
Ally Auto Receivables Trust 2010-3, Series 2010-3, Cl B, 2.290%, 11/16/15(a)	300,000	300,234
AmeriCredit Automobile Receivables Trust, Series 2012-4, Cl A2, 0.490%, 04/08/16	21,360	21,361
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2B, 0.432%, 10/10/17(b)	280,000	280,025
Honda Auto Receivables Owner Trust, Series 2013-4, Cl A1, 0.240%, 11/18/14	54,829	54,829
Mercedes Benz Auto Lease Trust 2014-A, Series 2014-A, Cl A2B, 0.332%, 06/15/16(b)	330,000	330,071
Santander Drive Auto Receivables Trust, Series 2012-AA, Cl A3, 0.650%, 03/15/17(a)	269,074	269,256

		1,255,776

Credit Card 21.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.602%, 02/15/19(b)	400,000	397,776
Barclays Dryrock Issuance Trust, Series 2014-1, Cl A, 0.512%, 12/16/19(b)	300,000	300,318
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.432%, 01/15/19(b)	300,000	298,605
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.452%, 08/17/20(b)	400,000	400,556

		1,397,255

Student Loan Asset Backed Security 1.7%
SLM Student Loan Trust, Series 2012-7, Cl A1, 0.312%, 02/27/17(b)	112,653	112,610

Total Asset-Backed Securities (Cost $2,765,060)		2,765,641

Collateralized Mortgage Obligations 55.9%
Agency Collateralized Mortgage Obligations 55.9%
Federal Home Loan Mortgage Corporation
Series 3066, Cl FG, REMIC, 0.352%, 03/15/24(b)	1,356,988	1,358,675
Series 4231, Cl FD, REMIC, 0.502%, 10/15/32(b)	924,616	923,468

		2,282,143

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.452%, 11/25/24(b)	1,022,636	1,024,550
Series 2010-90, Cl MF, 0.552%, 04/25/28(b)	408,050	409,098

		1,433,648

Total Collateralized Mortgage Obligations (Cost $3,701,205)		3,715,791

Money Market Fund 2.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	166,856	166,856

Total Money Market Fund (Cost $166,856)		166,856

Total Investments (Cost $6,633,121) — 100.0%		6,648,288
Other Assets in Excess of Liabilities — 0.0%(d)		2,278

Net Assets — 100.0%		$6,650,566

See Notes to Schedules of Portfolio Investments.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 8.6% of net assets as of June 30, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.
(d)	Less than 0.05% of Net Assets.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 13.6%
Agency Collateralized Mortgage Obligations 11.2%
Federal Home Loan Mortgage Corporation
Series 3800, Cl CB, 3.500%, 02/15/26	159,000	165,490
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	800,000	832,678

		998,168

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	96,000	98,646

		1,096,814

Commercial Mortgage Backed Securities 2.4%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Cl AS, 5.320%, 08/15/46(a)(b)	200,000	230,686

Total Collateralized Mortgage Obligations (Cost $1,342,003)		1,327,500

U.S. Government Agency Mortgages 75.2%
Federal Home Loan Mortgage Corporation
Pool #C01785, 5.000%, 02/01/34	272,721	302,855
Pool #G01828, 4.500%, 04/01/35	233,389	253,216
Pool #A47828, 3.500%, 08/01/35	226,907	235,316
Pool #G03092, 5.500%, 07/01/37	215,103	242,160
Pool #A85718, 4.000%, 04/01/39	94,563	100,576
Pool #G08347, 4.500%, 06/01/39	49,659	53,777
Pool #A89148, 4.000%, 10/01/39	92,031	97,628
Pool #G08372, 4.500%, 11/01/39	100,008	108,289
Pool #A93101, 5.000%, 07/01/40	202,025	223,788
Pool #A93617, 4.500%, 08/01/40	105,297	114,039
Pool #A94362, 4.000%, 10/01/40	59,930	63,702
Pool #A95084, 4.000%, 11/01/40	52,623	56,478
Pool #G06802, 4.500%, 10/01/41	200,042	216,599

		2,068,423

Federal National Mortgage Association
Pool #AM5696, 3.370%, 05/01/24	718,000	746,966
Pool #AK6980, 2.500%, 03/01/27	501,695	510,288
Pool #AP9623, 2.000%, 10/01/27	79,043	78,131
Pool #AL2716, 2.000%, 12/01/27	59,927	59,235
Pool #AB1763, 4.000%, 11/01/30	124,620	134,054
Pool #MA0919, 3.500%, 12/01/31	330,755	346,874
Pool #MA0976, 3.500%, 02/01/32	89,480	93,851
Pool #730727, 5.000%, 08/01/33	188,015	210,966
Pool #745044, 4.500%, 08/01/35	74,909	81,253
Pool #AL0049, 6.000%, 12/01/35	81,896	92,222
Pool #AI7951, 4.500%, 08/01/36	111,790	121,118
Pool #AK6957, 4.000%, 03/01/37	458,946	488,612
Pool #AK6960, 4.000%, 03/01/37	556,251	591,258
Pool #889529, 6.000%, 03/01/38	168,686	189,964

See Notes to Schedules of Portfolio Investments.

Pool #AU4728, 4.000%, 09/01/38	171,462	182,224
Pool #AE0215, 4.000%, 12/01/39	20,848	22,156
Pool #AD8033, 4.000%, 08/01/40	39,322	41,790
Pool #AB1343, 4.500%, 08/01/40	125,352	137,193
Pool #AC4624, 3.500%, 10/01/40	252,085	260,191
Pool #AE4113, 4.000%, 10/01/40	49,904	53,036
Pool #AE0624, 4.000%, 11/01/40	138,593	147,292
Pool #AE4414, 4.000%, 11/01/40	54,533	57,955
Pool #AE5143, 4.000%, 11/01/40	48,843	51,908
Pool #AL0005, 4.500%, 01/01/41	59,552	64,543
Pool #AB2265, 4.000%, 02/01/41	224,903	239,819
Pool #MA0639, 4.000%, 02/01/41	43,508	46,238
Pool #AL0215, 4.500%, 04/01/41	109,122	118,416
Pool #AB2694, 4.500%, 04/01/41	81,348	88,434
Pool #AK0205, 4.500%, 09/01/41	34,501	37,380

		5,293,367

Total U.S. Government Agency Mortgages (Cost $7,173,139)		7,361,790

U.S. Treasury Obligations 8.2%
U.S. Treasury Notes 8.2%
1.500%, 01/31/19	435,000	434,728
2.500%, 05/15/24	369,000	368,481

Total U.S. Treasury Obligations (Cost $800,917)		803,209

Money Market Fund 1.9%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	184,401	184,401

Total Money Market Fund (Cost $184,401)		184,401

Total Investments (Cost $9,500,460) — 98.9%		9,676,900
Other Assets in Excess of Liabilities — 1.1%		106,860

Net Assets — 100.0%		$9,783,760

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 2.4% of net assets as of June 30, 2014.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.9%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	205,252

California 4.3%
California State, GO, 5.000%, 02/01/20	645,000	765,641
California State, GO, 5.000%, 09/01/33	750,000	848,235

		1,613,876

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	260,000	273,504

North Carolina 88.1%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/39	1,000,000	1,132,900
Charlotte, Series C, COP, 5.000%, 06/01/20	1,845,000	2,188,078
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,245,856
Charlotte-Mecklenburg Hospital Authority (The), Series A, RB, 5.250%, 01/15/42	1,000,000	1,083,270
Guilford County, GO, 4.000%, 10/01/14	1,075,000	1,085,610
Iredell County, COP, 5.000%, 06/01/17, AMBAC	1,020,000	1,105,517
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM	1,500,000	1,618,935
North Carolina Capital Facilities Finance Agency, RB, 5.000%, 04/01/30	1,000,000	1,116,990
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33	1,500,000	1,594,290
North Carolina Eastern Municipal Power Agency, Series B, RB, 6.250%, 01/01/23	1,000,000	1,266,790
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33	1,500,000	1,727,925
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	1,887,776
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30	2,000,000	2,217,160
North Carolina State, Series A, GO, 5.000%, 06/01/17	1,950,000	2,199,132
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40	1,500,000	1,613,970
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	3,000,000	3,396,000
Raleigh, Series B, GO, 5.000%, 04/01/26	2,000,000	2,360,800
Raleigh Combined Enterprise System Revenue, Series A, RB, 5.000%, 03/01/27	1,250,000	1,480,612
Union County, Series A, GO, 5.000%, 03/01/22	1,190,000	1,438,615
University of North Carolina at Greensboro, RB, 5.000%, 04/01/39	1,500,000	1,655,760

		33,415,986

South Carolina 2.3%
South Carolina State Public Service Authority, Series A, RB, 5.750%, 12/01/43	750,000	868,088

Total Municipal Bonds (Cost $34,639,649)		36,376,706

Money Market Fund 3.1%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(b)	1,167,827	1,167,827

Total Money Market Fund (Cost $1,167,827)		1,167,827

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $35,807,476) — 99.0%	37,544,533
Other Assets in Excess of Liabilities — 1.0%	367,785

Net Assets — 100.0%	$37,912,318

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2014.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 89.9%
Aerospace/Defense 2.8%
Air Canada, Term Loan B, 5.500%, 09/20/19(a)(b)	37,855,000	38,612,100
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	20,659,500	19,006,740
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(a)(b)	10,087,030	10,061,813
DAE Aviation Holdings, Inc., 2018 Term Loan B2, 5.000%, 11/02/18(a)(b)	5,653,480	5,702,948
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(a)(b)	13,958,656	14,080,795
DAE Aviation Holdings, Inc., 2nd Lien Term Loan, 7.750%, 08/05/19(a)(b)	12,015,000	12,195,225
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	19,024,188	19,028,183
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(a)(b)	9,430,000	9,412,366
Jazz Acquisition, Inc., 1st Lien Term Loan, 06/19/21(b)(c)(d)	2,000,000	2,007,500
Jazz Acquisition, Inc., 2nd Lien Term Loan, 06/11/22(b)(c)(d)	1,000,000	1,007,500
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(a)(b)	20,430,000	19,995,862
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(a)(b)	8,960,000	8,825,600
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)	25,437,971	25,342,579
Transdigm, Inc., Term Loan D, 3.750%, 06/04/21(a)(b)	9,035,000	8,989,825
US Airways Group, Inc., New Term Loan B1, 3.500%, 05/23/19(a)(b)	21,789,900	21,762,663
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	6,774,385	6,788,476
WP CPP Holdings LLC, New 2nd Lien Term Loan, 8.750%, 04/30/21(a)(b)	2,870,000	2,891,525
Wyle Services Corp., New Term Loan B, 5.000%, 05/21/21(a)(b)	5,855,325	5,844,375

		231,556,075

Auto Manufacturers 1.5%
Allison Transmission, Inc., New Term Loan B3, 3.750%, 08/23/19(a)(b)	24,321,878	24,364,441
Chrysler Group LLC, 2018 Term Loan B, 3.250%, 12/31/18(a)(b)	22,513,575	22,433,877
Chrysler Group LLC, New Term Loan B, 3.500%, 05/24/17(a)(b)	44,929,371	45,062,811
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(a)(b)	7,085,000	7,073,168
Navistar International Corp., Term Loan B, 5.750%, 08/17/17(a)(b)	3,000,000	3,056,250
Remy International, Inc., New Term Loan B, 4.250%, 03/05/20(a)(b)	6,586,299	6,586,299
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(a)(b)	10,507,597	10,464,936
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(a)(b)	7,495,887	7,509,754

		126,551,536

Auto Parts & Equipment 0.1%
Gates Investments, Inc., Term Loan B2, 3.750%-5.000%, 09/29/16(a)(b)	5,915,258	5,917,684

Chemicals 1.9%
Axalta Coating Systems US Holdings, Inc., USD Term Loan, 4.000%, 02/01/20(a)(b)	11,384,156	11,377,554
Huntsman International LLC, Incremental Term Loan, 10/15/20(b)(c)(d)	19,295,000	19,285,352
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	60,136,641	59,964,049
Kronos Worldwide, Inc., 2014 Term Loan, 4.750%, 02/18/20(a)(b)	4,438,875	4,480,512
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	11,481,817	11,478,946
Minerals Technologies, Inc., Term Loan B, 4.000%, 05/09/21(a)(b)	12,390,000	12,436,462
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	5,010,506	5,010,506
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(a)(b)	4,382,975	4,388,454
Polymer Group, Inc., 1st Lien Term Loan B, 5.250%, 12/19/19(a)(b)	7,094,350	7,165,294
PQ Corp., 2014 Term Loan, 4.000%, 08/07/17(a)(b)	6,323,700	6,339,509
Taminco Global Chemical Corp., USD Term Loan B3, 3.250%, 02/15/19(a)(b)	4,472,804	4,439,258
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(a)(b)	3,752,100	3,738,030
UTEX Industries Inc., 1st Lien Term loan 2014, 5.000%, 05/22/21(a)(b)	7,230,000	7,311,338
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(a)(b)	3,608,470	3,608,470

		161,023,734

See Notes to Schedules of Portfolio Investments.

Commercial Services 4.0%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	22,760,015	22,681,721
Freeport-McMoRan Copper & Gold, Inc., Term Loan A, 1.651%, 02/14/18(a)(b)	13,554,450	13,422,294
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.484%, 06/30/17(a)(b)	37,152,934	37,245,816
Harland Clarke Holdings Corp., Term Loan B4, 6.000%, 08/04/19(a)(b)	35,392,000	35,984,816
Harland Clarke Holdings, Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	98,938,866	100,485,280
Infor (US), Inc., USD Term Loan B5, 3.750%, 06/03/20(a)(b)	18,999,193	18,860,689
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(a)(b)	7,759,676	7,695,659
Merrill Communications LLC, 1st Lien Term Loan, 5.750%, 03/08/18(a)(b)	12,238,944	12,437,827
Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 08/14/20(a)(b)	8,808,438	8,816,717
Tribune Co., 2013 Term Loan B, 4.000%, 12/27/20(a)(b)	70,779,325	70,889,741
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/19(a)(b)	5,612,879	5,619,895
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(a)(b)	4,609,717	4,450,681

		338,591,136

Consumer Discretionary 0.5%
Revlon Consumer Products Corp., Acquisition Term Loan, 4.000%, 10/08/19(a)(b)	26,616,250	26,629,558
Steinway Musical Instruments, Inc., 1st Lien Term Loan, 4.750%, 09/19/19(a)(b)	5,967,469	5,945,091
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	6,676,307	6,538,642

		39,113,291

Consumer Non-Durables 0.2%
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(a)(b)	6,640,000	6,633,294
Libbey Glass Inc., Term Loan B, 3.750%, 04/09/21(a)(b)	6,195,000	6,187,256

		12,820,550

Consumer Staples 0.2%
Serta Simmons Holdings LLC, Term Loan, 4.250%, 10/01/19(a)(b)	20,914,351	20,948,232

Diversified Financial Services 3.6%
Affinion Group, Inc., Term Loan B, 6.750%, 04/30/18(a)(b)	10,633,350	10,673,225
Affinion Group, Inc., 2nd Lien Term Loan, 8.500%, 10/12/18(a)(b)	4,480,000	4,485,600
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(a)(b)	10,680,000	10,666,650
Ceridian Corp., New Term Loan B, 4.400%, 05/09/17(a)(b)	14,268,250	14,283,802
Clipper Acquisitions Corp., New Term Loan B, 3.000%, 02/06/20(a)(b)	3,035,764	3,009,201
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	7,014,200	7,033,909
First Data Corp., Extended 2018 Term Loan B, 4.154%, 03/24/18(a)(b)	64,417,214	64,497,735
First Data Corp., 2018 Term Loan, 4.154%, 09/24/18(a)(b)	38,273,139	38,300,313
First Data Corp., Extended 2021 Term Loan, 4.154%, 03/24/21(a)(b)	17,485,325	17,507,181
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	20,571,282	19,862,807
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(a)(b)	7,109,275	7,058,941
MIP Delaware LLC, Term Loan B1, 4.000%, 03/09/20(a)(b)	4,097,721	4,107,966
Nuveen Investments, Inc., New Term Loan, 4.150%, 05/15/17(a)(b)	8,860,000	8,871,075
Nuveen Investments, Inc., New 2nd Lien Term Loan, 6.500%, 02/28/19(a)(b)(c)	10,920,000	11,011,619
Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/19(a)(b)	11,606,675	11,661,807
Open Text Corp., Term Loan B, 3.250%, 01/16/21(a)(b)	11,450,742	11,441,238
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(a)(b)	8,127,097	8,208,368
RPI Finance Trust, Term Loan B2, 3.250%, 05/09/18(a)(b)	16,228,225	16,240,397
SunGard Data Systems, Inc., Term Loan C, 3.902%, 02/28/17(a)(b)	4,349,742	4,358,746
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/08/20(a)(b)	17,705,665	17,734,879
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(a)(b)	5,980,955	5,333,038
USIC Holdings, Inc., 1st Lien Term Loan, 4.000%, 07/10/20(a)(b)	6,152,850	6,091,321

		302,439,818

See Notes to Schedules of Portfolio Investments.

Diversified Media 0.2%
Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 01/27/21(a)(b)	2,740,000	2,709,175
Metro-Goldwyn-Mayer, Inc., 2nd Lien Term Loan, 06/26/20(b)(c)(d)	3,000,000	3,032,490
Quad/Graphics, Inc., 2021 Term Loan, 4.250%, 04/23/21(a)(b)	10,660,000	10,606,700
Time, Inc., Term Loan B, 4.250%, 04/26/21(a)(b)	4,000,000	4,017,520

		20,365,885

Electric 0.7%
Calpine Corp., Term Loan B1, 4.000%, 04/01/18(a)(b)	7,273,637	7,294,076
Calpine Corp., Term Loan B2, 4.000%, 04/01/18(a)(b)	1,857,550	1,862,770
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)	35,135,148	35,208,229
Calpine Corp., Delayed Draw Term Loan, 4.000%, 10/30/20(a)(b)	16,074,225	16,112,160
Panda Temple II Power LLC, New Term Loan B, 7.250%, 04/03/19(a)(b)	2,000,000	2,040,000

		62,517,235

Electronics 1.6%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(a)(b)	8,697,695	8,745,880
BMC Software Finance, Inc., USD Term Loan, 5.000%, 09/10/20(a)(b)	12,021,994	11,994,464
Dell, Inc., USD Term Loan B, 4.500%, 04/29/20(a)(b)	57,237,017	57,497,446
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(a)(b)	10,989,000	11,140,099
Rovi Solutions Corp., Term Loan B3, 07/02/21(b)(c)(d)	9,845,000	9,795,775
Rovi Solutions Corp., Term Loan B3, 3.500%, 03/29/19(a)(b)	8,436,196	8,404,560
Sabre, Inc., Incremental Term Loan, 4.500%, 02/19/19(a)(b)	4,049,400	4,059,523
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(a)(b)	11,032,350	11,066,881
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(a)(b)	7,076,525	7,085,371
Verint Systems Inc., USD Term Loan, 3.500%, 09/06/19(a)(b)	3,251,752	3,248,500

		133,038,499

Energy 2.8%
ADS Waste Holdings, Inc., New Term Loan, 3.750%, 10/09/19(a)(b)	25,962,082	25,820,588
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(a)(b)	13,128,375	13,210,427
Chief Exploration & Development LLC, 2nd Lien Term Loan, 05/12/21(b)(c)(d)	14,210,000	14,494,200
Endeavour International Holding B.V., LC Term Loan, 8.250%, 11/30/17(a)(b)(c)	3,046,337	2,985,410
Endeavour International Holding B.V., 1st Lien Term Loan, 8.250%, 11/30/17(a)(b)(c)	4,237,237	4,152,492
FTS International, Inc., New Term Loan B, 5.750%, 04/16/21(a)(b)(c)	17,264,000	17,469,096
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	22,057,974	22,168,264
HGIM Corp., Term Loan B, 5.500%-6.750%, 06/18/20(a)(b)	30,299,035	30,084,518
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(a)(b)	5,370,000	5,343,150
Pacific Drilling SA, Term Loan B, 4.500%, 06/04/18(a)(b)	14,511,136	14,551,913
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	14,981,922	13,845,843
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(a)(b)(c)	34,032,229	33,796,386
Templar Energy LLC, 2nd Lien Term Loan, 8.000%, 11/25/20(a)(b)(c)	41,740,000	41,322,600

		239,244,887

Entertainment 3.0%
Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/20(a)(b)	15,482,075	15,508,394
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/15/19(a)(b)	74,676,782	76,333,860
Cinemark USA, Inc., New Term Loan, 3.160%, 12/18/19(a)(b)	5,703,423	5,720,533
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(a)(b)	7,085,000	7,080,607
Diamond Resorts Corp., New Term Loan, 5.500%, 04/23/21(a)(b)	9,960,000	10,022,250
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(a)(b)	8,033,850	8,046,383
Hubbard Radio LLC, Term Loan B, 4.500%, 04/29/19(a)(b)	6,153,600	6,153,600
IMG Worldwide Holdings LLC, 1st Lien Term Loan, 5.250%-%, 05/06/21(a)(b)	57,575,000	57,920,450
IMG Worldwide Holdings LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(a)(b)	8,855,000	8,998,894
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(a)(b)	17,785,000	17,707,280
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(a)(b)	17,696,275	17,652,034
Oceania Cruises, Inc., 2020 Term Loan B, 5.250%, 07/02/20(a)(b)	13,716,075	13,810,442
Regent Seven Seas Cruises, Inc., New Term Loan B, 3.750%, 12/21/18(a)(b)	4,343,175	4,337,746
WaveDivision Holdings LLC, Term Loan B, 4.000%, 10/15/19(a)(b)	3,659,275	3,655,799

		252,948,272

See Notes to Schedules of Portfolio Investments.

Financial 0.9%
Delos Finance S.A.R.L., Term Loan B, 3.500%, 03/06/21(a)(b)	10,240,000	10,227,200
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(a)(b)	13,285,000	13,556,280
RCS Capital Corp., 2nd Lien Term Loan, 10.500%, 04/29/21(a)(b)	1,000,000	1,025,000
SAM Finance Lux S.A.R.L, USD Term Loan, 4.250%, 12/17/20(a)(b)	16,447,350	16,498,830
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(a)(b)	18,049,763	17,756,454
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(a)(b)	7,155,000	7,135,324
VFH Parent LLC, Extended Term Loan, 5.750%, 11/06/19(a)(b)	5,756,075	5,712,904

		71,911,992

Food 2.5%
Blue Buffalo Co. Ltd., Term Loan B3, 4.000%, 08/08/19(a)(b)	8,126,049	8,136,207
CEC Entertainment Concepts, LP, Term Loan, 4.250%, 02/14/21(a)(b)	8,882,738	8,816,117
Dunkin’ Brands, Inc., Term Loan B4, 3.250%, 02/07/21(a)(b)	15,611,690	15,451,983
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	47,836,800	47,886,550
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	46,480,562	46,807,785
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(a)(b)	11,096,150	11,045,330
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(a)(b)	17,136,645	17,174,174
New Albertson’s, Inc., Term Loan, 06/25/21(b)(c)(d)	12,470,000	12,493,443
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	16,740,651	16,641,212
Pinnacle Foods Finance LLC, Incremental Term Loan H, 3.250%, 04/29/20(a)(b)	7,984,663	7,937,234
Post Holdings, Inc., Series A Incremental Term Loan, 3.750%, 06/02/21(a)(b)	7,225,000	7,280,488
Shearer’s Foods, Inc., 1st Lien Term Loan, 06/30/21(b)(c)(d)	3,000,000	3,003,750
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(a)(b)	7,105,000	7,140,525

		209,814,798

Forest Products & Paper 0.1%
Anchor Glass Container Corp., New 1st Lien Term Loan, 06/30/21(b)(c)(d)	8,130,000	8,147,805

Health Care 4.5%
Accellent, Inc., 1st Lien Term Loan, 4.500%, 03/12/21(a)(b)	8,882,738	8,843,920
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.900%, 06/28/18(a)(b)	14,888,692	14,851,471
Community Health Care Systems, Inc., New Term Loan A, 2.943%-2.977%, 01/22/19(a)(b)	9,833,333	9,796,557
Community Health Care Systems, Inc., 2017 Term Loan E, 3.478%, 01/25/17(a)(b)	2,953,841	2,959,985
Community Health Care Systems, Inc., Term Loan D, 4.250%, 01/27/21(a)(b)	50,065,940	50,333,292
Convatec, Inc., Term Loan, 4.000%, 12/22/16(a)(b)	7,819,321	7,816,037
DaVita HealthCare Partners, Inc., Term Loan B, 3.500%, 06/24/21(a)(b)	8,505,000	8,539,785
Endo Luxembourg Finance Co. I S.A R.L., 2014 Term Loan B, 3.250%, 02/28/21(a)(b)	5,331,638	5,317,189
Envision Acquisition Company LLC, 1st Lien Term Loan, 5.750%, 11/04/20(a)(b)	6,694,413	6,744,621
Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.150%, 02/27/21(a)(b)	61,765,200	61,660,199
HCA, Inc., Extended Term Loan B4, 2.984%, 05/01/18(a)(b)	6,268,404	6,275,237
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(a)(b)	8,940,813	8,929,637
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	9,862,310	9,894,363
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(a)(b)	6,065,119	6,027,212
INC Research, Inc., Refinance Term Loan B, 4.250%, 07/12/18(a)(b)	16,711,570	16,669,791
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%, 03/11/21(a)(b)	14,840,000	14,710,150
Millennium Laboratories, Inc., Term Loan B, 5.250%, 04/16/21(a)(b)	15,490,000	15,632,043
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	12,692,962	12,699,309
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(a)(b)(c)	14,583,612	14,601,841
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(a)(b)	19,519,366	19,481,109
PharMedium Healthcare Corp., 1st Lien Term Loan, 4.250%, 01/28/21(a)(b)	3,890,000	3,877,046
PharMedium Healthcare Corp., 2nd Lien Term Loan, 7.750%, 01/28/22(a)(b)	2,000,000	2,022,500
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(a)(b)	12,163,125	12,242,915
Valeant Pharmaceuticals International, Inc., Series E, Term Loan B, 3.750%, 08/05/20(a)(b)	28,728,759	28,700,031
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(a)(b)	16,191,600	16,164,560
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(a)(b)	12,786,995	12,786,995

		377,577,795

See Notes to Schedules of Portfolio Investments.

Healthcare - Services 0.6%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	15,505,273	15,454,105
Regionalcare Hospital Partners, Inc., 1st Lien Term Loan, 6.000%, 04/19/19(a)(b)	17,695,000	17,617,673
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(a)(b)	18,380,000	18,254,649

		51,326,427

Information Technology 3.1%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(a)(b)	7,455,063	7,413,166
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(a)(b)	10,620,000	10,739,475
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	58,845,000	59,008,001
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(a)(b)	6,468,788	6,481,725
CDW LLC, New Term Loan, 3.250%, 04/29/20(a)(b)	41,182,554	40,719,250
Dealertrack Technologies, Inc., Term Loan B, 3.500%, 02/28/21(a)(b)	4,245,397	4,236,566
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(a)(b)	16,809,281	16,746,246
FIDJI Luxembourg (BC4) S.A.R.L., Initial Term Loan, 6.250%, 12/24/20(a)(b)	6,631,063	6,668,395
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(a)(b)	5,644,268	5,613,676
Internap Network Services Corp., Term Loan, 6.000%, 11/26/19(a)(b)	8,890,325	8,907,039
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(a)(b)	29,309,048	28,063,413
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.500%, 05/07/21(a)(b)	4,475,000	4,497,375
Omnitracs, Inc., 1st Lien Term Loan, 4.750%, 11/25/20(a)(b)	5,970,000	6,005,462
Presidio, Inc., 2017 Term Loan, 5.000%, 03/31/17(a)(b)	14,198,435	14,251,679
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(a)(b)	8,912,663	8,968,367
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(a)(b)	5,346,600	5,493,632
Southern Graphics, Inc., New Term Loan B, 4.250%-5.500%, 10/17/19(a)(b)	6,970,600	6,970,600
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)(b)	8,440,087	8,441,607
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 02/28/19(a)(b)	14,299,149	14,245,527

		263,471,201

Insurance 2.4%
Alliance Data Systems Corp., Term Loan, 1.900%, 07/10/18(a)(b)	25,944,195	25,830,818
Asurion LLC, Term Loan B3, 3.750%, 02/18/17(a)(b)	4,170,000	4,164,787
Asurion LLC, New Term Loan B2, 4.250%, 07/08/20(a)(b)	38,867,400	38,818,816
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	47,430,800	47,697,836
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(a)(b)	34,726,489	35,994,006
Hub International Ltd., Term Loan B, 4.250%, 10/02/20(a)(b)	13,511,777	13,521,100
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(a)(b)	19,862,267	19,921,854
USI, Inc., Term Loan B, 4.250%, 12/27/19(a)(b)	12,485,588	12,493,454

		198,442,671

Leisure Time 0.5%
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(a)(b)	9,865,275	9,883,822
Fitness International LLC, Term Loan B, 07/01/20(b)(c)(d)	4,455,000	4,435,532
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(a)(b)	17,554,762	17,565,821
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(a)(b)	8,290,000	8,414,350

		40,299,525

Lodging 5.8%
Bally Technologies, Inc., Term Loan B, 4.250%, 11/25/20(a)(b)	5,359,726	5,379,825
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(a)(b)	6,566,372	6,581,147
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.402%-7.500%, 01/26/18(a)(b)	103,113,691	96,166,921
Caesars Entertainment Operating Co., Term Loan B4, 9.500%, 10/31/16(a)(b)	7,657,781	7,678,840
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 03/01/17(a)(b)	18,665,000	18,399,957
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.000%, 10/12/20(a)(b)	61,645,225	61,979,342
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(a)(b)	2,701,425	2,752,077
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(a)(b)	6,303,325	6,421,512
Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/20(a)(b)	136,237,371	135,953,997
Marina District Finance Co., Inc., Term Loan B, 6.750%, 08/15/18(a)(b)	16,128,950	16,305,239
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)	3,729,104	3,716,276
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(a)(b)	9,004,750	9,143,603

See Notes to Schedules of Portfolio Investments.

Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/17(a)(b)	5,162,960	5,170,653
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(a)(b)	9,528,696	9,544,514
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(a)(b)	6,168,388	6,183,809
Scientific Games International, Inc., New Term Loan B, 4.250%, 10/18/20(a)(b)	65,132,438	64,389,277
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	12,183,889	12,001,131
Seminole Tribe of Florida, Term Loan B2, 2.234%, 10/20/17(a)(b)	5	5
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(a)(b)	5,268,725	5,426,787
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	14,104,406	14,016,253

		487,211,165

Machinery-Diversified 1.7%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.250%-5.250%, 12/10/18(a)(b)	18,159,076	18,244,242
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,491,364
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(a)(b)	36,446,850	36,587,170
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(a)(b)	8,048,526	7,984,138
INA Beteiligungsgesellschaft MbH, USD Term Loan E, 05/15/20(b)(c)(d)	28,955,000	29,057,501
Interline Brands, Inc., 2021 Term Loan, 4.000%, 03/17/21(a)(b)	3,990,000	3,976,713
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	7,096,205	7,105,076
NewPage Corp., Term Loan, 9.500%, 02/11/21(a)(b)	13,785,000	13,802,231
Southwire LLC, Term Loan B, 3.250%-4.750%, 02/10/21(a)(b)	6,019,913	6,006,729
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(a)(b)	4,547,438	4,462,173
West Corporation, Term Loan B10, 3.250%, 06/30/18(a)(b)	11,661,235	11,582,522

		141,299,859

Manufacturing 0.7%
Doosan Infracore International, Inc., Term Loan B, 4.500%, 05/28/21(a)(b)	12,435,000	12,528,263
Gates Global, Inc., Term Loan B, 07/05/21(b)(c)(d)	14,325,000	14,273,573
Grede Holdings LLC, New Term Loan B, 4.750%, 06/02/21(a)(b)	9,105,000	9,139,144
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(a)(b)	11,794,304	11,779,561
Otter Products LLC, 2014 Term Loan, 5.750%, 06/03/20(a)(b)	3,595,000	3,561,315
Signode Industrial Group US, Inc., USD Term Loan B, 4.000%, 05/01/21(a)(b)	9,740,000	9,706,494

		60,988,350

Media 6.9%
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/03/21(a)(b)	8,959,500	8,817,671
Clear Channel Communications, Inc., Term Loan B, 3.800%, 01/29/16(a)(b)	94,132,140	93,465,685
Clear Channel Communications, Inc., Term Loan C, 3.800%, 01/29/16(a)(b)	5,497,874	5,422,278
Clear Channel Communications, Inc., Term Loan D, 6.900%, 01/30/19(a)(b)	71,489,393	71,093,341
Clear Channel Communications, Inc., USD Extended Term Loan E, 7.650%, 07/30/19(a)(b)	83,337,285	83,467,291
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	8,746,140	8,798,092
EMI Music Publishing Ltd., Term Loan B, 3.750%, 06/29/18(a)(b)	7,325,612	7,310,961
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	2,319,304	2,313,505
McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(a)(b)	6,594,089	6,701,242
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,650,560	11,873,901
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(a)(b)	15,188,013	15,162,649
Univision Communications, Inc., Term Loan C4, 4.000%, 03/01/20(a)(b)	33,032,134	32,987,211
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	35,675,009	35,650,393
US Finco LLC, 1st Lien Term Loan, 4.000%, 05/29/20(a)(b)	5,281,650	5,268,446
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	50,277,619	50,780,396
WideOpenWest Finance LLC, Term Loan B, 4.750%, 04/01/19(a)(b)	10,447,750	10,472,198
Ziggo B.V., USD Term Loan B1, 01/15/22(b)(c)(d)	48,253,536	47,661,465
Ziggo B.V., USD Term Loan B2, 01/15/22(b)(c)(d)	31,095,489	30,713,948
Ziggo B.V., USD Term Loan B3, 01/15/22(b)(c)(d)	51,140,974	50,513,475

		578,474,148

Metals 0.3%
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(a)(b)	15,173,337	14,898,396
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(a)(b)	8,875,982	8,909,267

		23,807,663

See Notes to Schedules of Portfolio Investments.

Metals/Minerals 0.5%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(a)(b)	8,860,000	8,852,646
Atkore International, Inc., 2nd Lien Term Loan, 7.750%, 10/09/21(a)(b)	2,000,000	2,007,500
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(a)(b)	13,595,925	13,748,879
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(a)(b)	20,746,757	20,898,001

		45,507,026

Mining 1.8%
FMG Resources (August 2006) Pty Ltd., New Term Loan B, 3.750%, 06/30/19(a)(b)	125,267,642	125,315,244
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	18,755,871	18,767,499
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(a)(b)	4,194,250	4,196,012
TMS International Corp., New Term Loan B, 4.500%, 10/16/20(a)(b)	4,467,550	4,487,118

		152,765,873

Miscellaneous Manufacturer 0.3%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	21,560,854	19,404,769
Mauser Industrieverpackungen, 2nd Lien Term Loan, 06/30/22(b)(c)(d)	3,610,000	3,573,900

		22,978,669

Oil & Gas 5.3%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	16,932,549	17,567,519
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(a)(b)	18,391,025	18,643,902
Bronco Midstream Funding LLC, Term Loan B, 5.000%, 08/17/20(a)(b)	25,278,855	25,468,446
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	1,462,857	1,472,000
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,354,286	3,396,214
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(a)(b)	46,768,794	47,499,791
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	28,240,000	28,275,300
Energy Transfer Equity, L.P., New Term Loan, 3.250%, 12/02/19(a)(b)	80,810,000	79,931,595
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(a)(b)	15,148,964	15,092,155
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(a)(b)	6,922,500	6,960,574
Fieldwood Energy LLC, 1st Lien Term Loan, 3.875%, 09/28/18(a)(b)	17,806,632	17,858,627
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.375%, 09/30/20(a)(b)	2,387,611	2,460,433
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	35,826,591	35,849,162
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	1,181,514	1,190,375
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	12,202,256	12,293,773
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(a)(b)	6,986,549	6,939,949
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)(c)	22,489,311	19,666,777
Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 03/19/21(a)(b)	19,875,188	19,626,748
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(a)(b)	8,248,908	8,234,473
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(a)(b)	579,268	579,268
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(a)(b)	11,165,680	11,165,680
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(a)(b)	1,553,227	1,553,227
Sheridan Production Partners I LLC, Term Loan B2 I-A, 4.250%, 09/25/19(a)(b)	518,852	519,719
Sheridan Production Partners I LLC, Term Loan B2 I-M, 4.250%, 09/25/19(a)(b)	316,918	317,447
Sheridan Production Partners I LLC, Term Loan B2, 4.250%, 10/01/19(a)(b)	3,915,622	3,922,162
Teine Energy Ltd., 2nd Lien Term Loan, 7.500%, 05/09/19(a)(b)	4,307,043	4,350,113
Tervita Corp., Term Loan, 6.250%, 05/15/18(a)(b)	4,931,343	4,945,742
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	22,638,464	21,916,976
TPF II LC LLC, Term Loan B, 6.500%, 08/21/19(a)(b)	6,233,897	6,327,406
Western Refining, Inc., Term Loan B, 4.250%, 11/12/20(a)(b)	20,447,250	20,523,927

		444,549,480

Packaging & Containers 2.0%
Ardagh Holdings USA, Inc., Institutional Term Loan, 4.000%, 12/17/19(a)(b)	7,355,000	7,361,105
Ardagh Holdings USA, Inc., USD Term Loan B, 4.250%, 12/17/19(a)(b)	8,865,450	8,891,337
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/08/20(a)(b)	102,739,963	101,830,714
Berry Plastics Holding Corp., Term Loan E, 3.750%, 01/06/21(a)(b)	13,276,725	13,223,884
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	9,615,799	9,718,014

See Notes to Schedules of Portfolio Investments.

Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.000%, 12/01/18(a)(b)	18,223,425	18,238,004
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.000%, 03/19/20(a)(b)	7,123,018	7,115,734

		166,378,792

Real Estate 1.0%
Alliant Holdings I, Inc., New Term Loan B, 4.250%, 12/20/19(a)(b)	10,584,880	10,576,942
Continental Building Products LLC, 1st Lien Term Loan, 4.250%, 08/28/20(a)(b)	16,409,599	16,394,174
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(a)(b)	5,930,113	5,940,016
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(a)(b)	15,378,788	15,346,800
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(a)(b)	6,565,000	6,663,475
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(a)(b)	4,430,204	4,563,110
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(a)(b)	11,249,988	11,253,475
Realogy Corp., New Term Loan B, 3.750%, 03/05/20(a)(b)	12,699,732	12,694,398

		83,432,390

Retail 7.0%
Academy, Ltd., Term Loan, 4.500%, 08/03/18(a)(b)	5,810,493	5,825,832
Albertson’s LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	28,522,270	28,646,913
Camping World, Inc., Term Loan, 5.750%, 02/20/20(a)(b)	11,652,500	11,732,669
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	52,297,534	52,409,450
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	15,155,000	15,451,735
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	6,348,325	6,327,185
HMK Intermediate Holdings LLC, Term Loan, 5.000%, 03/29/19(a)(b)	9,084,600	9,061,889
Hudson’s Bay Co., 1st Lien Term Loan, 4.750%, 11/04/20(a)(b)	16,508,250	16,708,660
J Crew Group, Inc., New Term Loan B, 4.000%, 03/05/21(a)(b)	31,917,764	31,463,894
JC Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	73,867,187	74,676,032
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	14,866,961	14,761,703
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	24,299,100	24,258,520
Men’s Wearhouse, Inc. (The), Term Loan B, 4.500%, 06/18/21(a)(b)	17,705,000	17,786,089
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	12,597,750	12,552,524
Neiman Marcus Group, Inc. (The), 2020 Term Loan, 4.250%, 10/26/20(a)(b)	87,958,552	87,721,944
Ollie’s Bargain Outlet, Inc., Term Loan, 4.750%-6.000%, 09/27/19(a)(b)	5,361,150	5,361,150
Party City Holdings, Inc., Term Loan, 4.000%, 07/27/19(a)(b)	14,077,159	13,982,561
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	12,475,677	12,499,132
Rite Aid Corp., Term Loan 7, 3.500%, 02/21/20(a)(b)	10,855,468	10,837,340
Rite Aid Corp., New 2nd Lien Term Loan, 4.875%, 06/21/21(a)(b)	13,350,000	13,496,049
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	15,855,000	16,187,004
Sears Holding Corporation., Term Loan, 5.500%, 06/30/18(a)(b)	45,948,272	46,424,296
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(a)(b)	10,060,799	10,047,016
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(a)(b)	31,655,925	30,389,688
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	3,911,892	3,162,099
Toys ‘R’ Us-Delaware, Inc., Incremental Term Loan B2, 5.250%, 05/25/18(a)(b)	2,907,250	2,350,018
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	15,730,088	14,108,788

		588,230,180

Semiconductors 1.7%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)(b)	86,200,345	86,128,799
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(a)(b)	8,877,913	8,909,784
Microsemi Corp., Term Loan B1, 3.250%, 02/19/20(a)(b)	9,763,958	9,720,020
ON Semiconductor Corp., Term Loan A, 1.983%, 01/02/18(a)(b)	41,389,748	40,355,004

		145,113,607

Service 0.2%
4L Holdings LLC, 1st Lien Term Loan, 5.500%, 05/08/20(a)(b)	7,965,000	7,953,610
ServiceMaster Co., 2014 Term Loan B, 07/01/21(b)(c)(d)	1,790,000	1,786,653
US Ecology, Inc., Term Loan, 06/17/21(b)(c)(d)	3,000,000	3,015,000

		12,755,263

Software 0.1%
Sophia, L.P., 2014 Term Loan B, 4.000%, 07/19/18(a)(b)	9,854,201	9,850,653

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 12.2%
Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 01/30/19(a)(b)	56,637,354	56,646,416
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	15,910,008	15,850,345
Atlantic Broadband Finance LLC, New Term Loan B, 3.250%, 12/02/19(a)(b)	3,436,012	3,423,127
Avaya, Inc., Extended Term Loan B3, 4.727%, 10/26/17(a)(b)	33,342,459	32,618,260
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(a)(b)	14,586,699	14,588,741
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	3,510,563	3,493,010
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)	28,611,756	28,602,887
Charter Communications Operating LLC, Term Loan E, 3.000%, 07/01/20(a)(b)	41,339,408	40,679,217
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(a)(b)	28,277,680	28,260,148
Consolidated Communications, Inc., New Term Loan B, 4.250%, 12/23/20(a)(b)	9,711,200	9,759,756
Crown Castle Operating Co., Term Loan B2, 3.000%, 01/31/21(a)(b)	56,195,741	56,168,205
CSC Holdings, Inc., New Term Loan B, 2.650%, 04/17/20(a)(b)	39,140,693	38,673,745
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.250%, 12/23/20(a)(b)	36,549,452	36,640,826
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(a)(b)	4,547,553	4,546,143
Evertec, Inc., New Term Loan A, 2.734%, 04/16/18(a)(b)	18,088,000	17,828,075
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(a)(b)	9,044,866	8,897,887
Frontier Communications Corp., Unsecured Term Loan, 3.025%, 10/14/16(a)(b)	7,831,106	7,733,217
Integra Telecom, Inc., Term Loan B, 5.250%, 02/22/19(a)(b)	13,002,682	13,070,946
Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 02/22/20(a)(b)	7,530,000	7,655,525
Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 06/30/19(a)(b)	57,153,549	57,200,986
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(a)(b)	9,188,825	9,257,741
Level 3 Financing, Inc., New 2019 Term Loan, 4.000%, 08/01/19(a)(b)	24,910,000	24,930,675
Level 3 Financing, Inc., 2020 Term Loan B, 4.000%, 01/15/20(a)(b)	112,365,000	112,388,597
Liberty Cablevision of Puerto Rico LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,085,850	7,125,743
Liberty Cablevision of Puerto Rico LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,737,718
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 10.000%, 12/11/21(a)(b)(c)	8,010,000	8,016,648
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 10.000%, 03/11/23(a)(b)(c)	4,945,000	4,957,363
Lightsquared LP, Term Loan B, 10/01/14(a)(b)(e)	7,236,851	9,407,906
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(a)(b)	12,466,460	12,337,930
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(a)(b)	25,859,400	25,805,612
MCC Iowa LLC, Term Loan J, 4.000%, 06/30/21(a)(b)(c)	1,790,000	1,791,486
Media General, Inc., Delayed Draw Term Loan B, 4.250%, 07/31/20(a)(b)	7,412,192	7,439,914
NTELOS Inc., New Term Loan B, 5.750%, 11/08/19(a)(b)	21,545,620	21,527,737
Nuance Communications, Inc., Term Loan C, 2.900%, 08/07/19(a)(b)	6,152,850	6,109,780
Quebecor Media, Inc., Term Loan B1, 3.250%, 08/17/20(a)(b)	30,836,975	30,387,372
Sinclair Television Group, Inc., Term Loan B, 3.000%, 04/09/20(a)(b)	7,648,300	7,550,784
Syniverse Holdings, Inc., Term Loan B, 4.000%, 04/23/19(a)(b)	22,202,042	22,174,290
Telx Group, Inc. (The), 1st Lien Term Loan, 4.500%, 04/09/20(a)(b)	14,165,000	14,165,000
Telx Group, Inc. (The), 2nd Lien Term Loan, 7.500%, 04/09/21(a)(b)	2,000,000	2,000,000
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)	27,166,632	26,952,831
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(a)(b)	15,424,333	15,585,055
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/05/20(a)(b)	64,575,000	64,352,862
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	30,564,038	30,048,422
Zayo Group LLC, PIK, Term Loan B, 4.000%, 07/02/19(a)(b)	69,919,903	69,970,944

		1,028,359,872

Telecommunications 1.5%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(a)(b)	6,792,714	6,719,149
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(a)(b)	22,903,650	22,826,007
LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 04/12/21(a)(b)	2,286,488	2,307,454
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	36,687,912	36,899,968
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	42,407,088	42,652,201
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	10,697,100	10,670,357

		122,075,136

See Notes to Schedules of Portfolio Investments.

Transportation 1.4%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(a)(b)	4,675,520	4,722,275
American Airlines, Inc., Exit Term Loan, 3.750%, 06/27/19(a)(b)	62,053,200	62,113,392
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	13,079,437	13,128,485
Delta Air Lines, Inc., 2018 Term Loan B1, 3.500%, 10/18/18(a)(b)	4,492,364	4,485,940
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(a)(b)	7,165,875	7,130,046
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(a)(b)	13,669,703	13,823,487
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	1,264,328	1,263,544
Visteon Corp., Delayed Draw Term Loan B, 05/27/21(b)(c)(d)	13,280,000	13,177,080

		119,844,249

Utilities 1.6%
Astoria Generating Company Acquisitions LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	7,940,617	8,158,984
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(a)(b)	22,750,200	22,314,079
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	12,648,698	12,519,049
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)	8,191,916	8,208,545
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(a)(b)	13,953,871	13,977,174
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(a)(b)	15,888,877	16,027,904
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(a)(b)	1,111,304	1,121,028
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(a)(b)	9,113,355	9,238,664
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%, 06/05/20(a)(b)	5,542,139	5,542,139
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	14,618,672	14,289,752
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(a)(b)	776,634	759,160
Power Team Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)(b)	7,890,000	7,692,750
Texas Competitive Electric Holdings Company LLC, DIP Delayed Draw Term Loan, 05/05/16(b)(c)(d)	3,626,733	3,644,866
Texas Competitive Electric Holdings Company LLC, DIP Term Loan, 3.750%, 05/05/16(a)(b)(c)	4,698,267	4,721,759
Viva Alamo LLC, Term Loan B, 4.750%, 02/20/21(a)(b)	6,658,313	6,724,896

		134,940,749

Wireless Communication 0.2%
GOGO LLC, Term Loan, 11.250%, 06/21/17(a)(b)	18,637,171	19,569,029

Total Bank Loans (Cost $7,512,339,479)		7,556,201,201

Corporate Bonds 5.0%
Aerospace/Defense 0.0%(f)
Bombardier, Inc., 6.000%, 10/15/22(a)	4,000,000	4,100,000

Airlines 0.0%(f)
Air Canada, 7.750%, 04/15/21(b)	1,200,000	1,275,000
Air Canada, 8.750%, 04/01/20(b)	1,000,000	1,120,000

		2,395,000

Auto Manufacturers 0.0%(f)
General Motors Co. Escrow, 7.200%(a)(g)(h)(i)(j)	10,000,000	—
General Motors Co. Escrow, 8.375%(a)(g)(h)(i)(j)	10,000,000	—

		—

Commercial Services 0.1%
Harland Clarke Holdings Corp., 9.250%, 03/01/21	3,330,000	3,488,175
Harland Clarke Holdings Corp., 9.750%, 08/01/18	3,715,000	4,081,856

		7,570,031

Diversified Financial Services 0.1%
International Lease Finance Corp., 3.875%, 04/15/18	4,890,000	5,012,250
Navient Corp., 6.125%, 03/25/24, MTN	2,000,000	2,027,500

		7,039,750

See Notes to Schedules of Portfolio Investments.

Electric 0.5%
GenOn Energy, Inc., 9.875%, 10/15/20	5,000,000	5,437,500
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21	34,122,709	35,487,618
NRG Energy, Inc., 6.250%, 05/01/24	4,800,000	5,016,000

		45,941,118

Entertainment 0.1%
GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/18	2,900,000	2,994,250
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20	3,990,000	4,109,700

		7,103,950

Food 0.2%
HJ Heinz Co., 4.250%, 10/15/20	13,100,000	13,181,875
Post Holdings, Inc., 6.000%, 12/15/22	2,710,000	2,764,200

		15,946,075

Healthcare - Services 0.1%
CHS/Community Health Systems, Inc., 6.875%, 02/01/22	10,000,000	10,600,000

Holding Companies-Diversified 0.0%(f)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20	2,195,000	2,370,600

Internet 0.0%(f)
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,737,487

Lodging 0.1%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20	5,000,000	5,225,000

Media 1.0%
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	9,000,000	9,202,500
Clear Channel Communications, Inc., 9.000%, 12/15/19	10,353,000	11,038,886
Clear Channel Communications, Inc., 11.250%, 03/01/21	1,185,000	1,343,494
DISH DBS Corp., 5.000%, 03/15/23	30,235,000	30,801,906
DISH DBS Corp., 5.125%, 05/01/20	3,590,000	3,773,988
Numericable Group SA, 6.000%, 05/15/22	12,000,000	12,480,000
Numericable Group SA, 6.250%, 05/15/24	6,000,000	6,262,500
VTR Finance BV, 6.875%, 01/15/24	5,500,000	5,905,559

		80,808,833

Oil & Gas 0.2%
Halcon Resources Corp., 8.875%, 05/15/21	10,000,000	10,750,000
MEG Energy Corp., 7.000%, 03/31/24	2,275,000	2,508,188
Offshore Drilling Holding SA, 8.375%, 09/20/20	3,375,000	3,737,812

		16,996,000

Packaging & Containers 0.1%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 5.625%, 12/15/16	5,600,000	5,740,000

Pharmaceuticals 0.3%
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22	2,260,000	2,344,750
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21	19,000,000	19,546,250
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	2,150,000	2,381,125

		24,272,125

Retail 0.1%
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16	5,000,000	4,600,000

Software 0.1%
Activision Blizzard, Inc., 6.125%, 09/15/23	7,500,000	8,250,000

Telecommunication Services 2.0%
Altice Financing SA, 6.500%, 01/15/22(b)	1,675,000	1,783,875
Altice SA, 7.750%, 05/15/22(b)	10,000,000	10,675,000

See Notes to Schedules of Portfolio Investments.

Avanti Communications Group PLC, 10.000%, 10/01/19(b)	3,275,000	3,471,500
B Communications Ltd., 7.375%, 02/15/21(b)	6,800,000	7,310,000
Intelsat Jackson Holdings SA, 5.500%, 08/01/23	4,920,000	4,895,400
Level 3 Communications, Inc., 11.875%, 02/01/19	3,000,000	3,330,000
Level 3 Financing, Inc., 6.125%, 01/15/21	10,000,000	10,712,500
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,435,931
NII International Telecom SCA, 7.875%, 08/15/19	2,285,000	1,976,525
NII International Telecom SCA., 11.375%, 08/15/19	2,560,000	2,265,600
Softbank Corp., 4.500%, 04/15/20	8,400,000	8,536,500
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	2,020,000
Sprint Capital Corp., 8.750%, 03/15/32(k)	1,700,000	1,963,500
Sprint Communications, Inc., 7.000%, 08/15/20	5,680,000	6,283,500
Sprint Corp., 7.125%, 06/15/24	5,950,000	6,307,000
Sprint Corp., 7.875%, 09/15/23	14,720,000	16,376,000
T-Mobile USA, Inc., 6.125%, 01/15/22	4,000,000	4,245,000
T-Mobile USA, Inc., 6.250%, 04/01/21	3,945,000	4,191,563
T-Mobile USA, Inc., 6.542%, 04/28/20	3,125,000	3,375,000
T-Mobile USA, Inc., 6.633%, 04/28/21	5,355,000	5,796,787
Trilogy International Partners LLC, 10.250%, 08/15/16	12,958,000	13,314,345
Wind Acquisition Finance SA, 7.250%, 02/15/18	9,940,000	10,501,610
Wind Acquisition Finance SA, 7.375%, 04/23/21	28,500,000	30,423,750
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(k)	7,000,000	6,895,000

		171,085,886

Total Corporate Bonds (Cost $401,018,411)		422,781,855

Municipal Bonds 0.4%
Puerto Rico 0.4%
Commonwealth of Puerto Rico, Series A, GO, 8.000%, 07/01/35	26,640,000	23,443,467
Puerto Rico Sales Tax Financing Corp., Series A, RB, 6.500%, 08/01/44	5,125,000	4,408,115
Puerto Rico Sales Tax Financing Corp., Series C, RB, 5.250%, 08/01/41	5,285,000	4,013,323

Total Municipal Bonds (Cost $33,264,562)		31,864,905

Preferred Stock 0.0%(f)
Diversified Financial Services 0.0%(f)
GMAC Capital Trust I, Series 2, 8.125%	94,025	2,566,883

Total Preferred Stock (Cost $2,350,625)		2,566,883

Common Stock 0.0%(f)
Energy-Alternate Sources 0.0%(f)
Aventine Renewable Energy Holdings, Inc.*(h)	69,037	440,111

Total Common Stock (Cost $8,201,222)		440,111

Money Market Fund 7.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	591,584,816	591,584,816

Total Money Market Fund (Cost $591,584,816)		591,584,816

Total Investments (Cost $8,548,759,115) — 102.3%		8,605,439,771
Liabilities in Excess of Other Assets — (2.3)%		(195,596,039)

Net Assets — 100.0%		$8,409,843,732

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 89.8% of net assets as of June 30, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Bankrupt issuer.
(f)	Less than 0.05% of Net Assets.
(g)	Perpetual maturity.
(h)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(i)	Valued at fair value using procedures approved by the Board of Trustees. Fair valued securities held by the Fund represent 0 % of net assets as of June 30, 2014.
(j)	Security is in default.
(k)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

ADS	– American Depositary Shares
GO	– General Obligation
MTN	– Medium Term Note
PIK	– Payment in-kind
RB	– Revenue Bond

As of June 30, 2014, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitment	Unrealized Appreciation
Texas Competitive Electric Holdings Company, LLC	$5,804,951	$31,823

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.4%
Chemicals 0.4%
Ineos US Finance LLC, 6 Year Term Loan, 3.750%, 05/04/18(a)(b)	4,848,467	4,834,552

Commercial Services 0.4%
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(a)(b)	3,920,176	3,784,930

Healthcare - Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(a)(b)	1,001,909	998,603

Information Technology 0.4%
Avago Technologies Cayman Ltd., USD Term Loan B, 3.750%, 05/06/21(a)(b)	4,180,000	4,191,578

Insurance 0.4%
Asurion LLC, New Term Loan B1, 5.000%, 05/24/19(a)(b)	4,695,645	4,722,081

Lodging 0.3%
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.402%-7.500%, 01/26/18(a)(b)(c)	3,455,000	3,222,237

Retail 1.8%
JC Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(a)(b)	4,712,400	4,764,001
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(a)(b)	2,588,513	2,584,190
Sears Holding Corporation., Term Loan, 5.500%, 06/30/18(a)(b)	7,984,875	8,067,598
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	4,007,396	3,594,354

		19,010,143

Semiconductors 0.6%
Freescale Semiconductor, Inc., Term Loan B4, 4.250%, 02/28/20(a)(b)	6,562,361	6,556,914

Telecommunication Services 0.7%
Alcatel-Lucent USA, Inc., USD Term Loan C, 4.500%, 01/30/19(a)(b)	2,605,325	2,605,742
Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 06/05/20(a)(b)	5,305,000	5,286,751

		7,892,493

Telecommunications 0.3%
Numericable U.S. LLC, USD Term Loan B1, 4.500%, 05/21/20(a)(b)	1,790,754	1,801,104
Numericable U.S. LLC, USD Term Loan B2, 4.500%, 05/21/20(a)(b)	1,549,246	1,558,201

		3,359,305

Total Bank Loans (Cost $58,752,431)		58,572,836

Corporate Bonds 83.5%
Advertising 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.250%, 02/15/22(a)	5,041,000	5,179,628

Aerospace/Defense 1.6%
BE Aerospace, Inc., 5.250%, 04/01/22	3,605,000	3,924,944
Bombardier, Inc., 6.000%, 10/15/22(a)	7,820,000	8,015,500
Ducommun, Inc., 9.750%, 07/15/18	2,280,000	2,537,207
Triumph Group, Inc., 5.250%, 06/01/22(a)	2,570,000	2,576,425

		17,054,076

See Notes to Schedules of Portfolio Investments.

Airlines 1.9%
Air Canada, 6.750%, 10/01/19(a)	9,850,000	10,711,875
American Airlines, 2013-2 Class B, 5.600%, 07/15/20(a)	5,851,534	6,144,110
United Airlines Pass Through Trust, 2014-1 Class B, 4.750%, 10/11/23, Series B	3,420,000	3,475,575

		20,331,560

Auto Parts & Equipment 0.3%
Schaeffler Holding Finance BV, PIK, 6.875%, 08/15/18(a)	3,000,000	3,161,250

Banks 1.5%
CIT Group, Inc., 5.375%, 05/15/20	1,945,000	2,087,835
JPMorgan Chase & Co., Series S, 6.750%(b)(d)	4,940,000	5,316,675
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(a)(e)	5,320,000	5,386,500
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(a)	2,685,000	2,913,225

		15,704,235

Building Materials 2.3%
Building Materials Corp. of America, 6.750%, 05/01/21(a)	2,385,000	2,569,837
Cemex Finance LLC, 9.375%, 10/12/22(a)	8,700,000	10,233,375
Cemex SAB de CV, 7.250%, 01/15/21(a)	4,755,000	5,230,500
US Concrete, Inc., 8.500%, 12/01/18(a)	3,000,000	3,255,000
USG Corp., 5.875%, 11/01/21(a)	2,900,000	3,074,000

		24,362,712

Chemicals 0.2%
Nufarm Australia Ltd., 6.375%, 10/15/19(a)(e)	2,480,000	2,594,700

Coal 1.1%
CONSOL Energy, Inc., 5.875%, 04/15/22(a)	4,435,000	4,645,662
Natural Resource Partners LP/NRP Finance Corp., 9.125%, 10/01/18	2,565,000	2,693,250
Peabody Energy Corp., 6.250%, 11/15/21(e)	4,070,000	4,054,738

		11,393,650

Commercial Services 4.4%
Cenveo Corp., 6.000%, 08/01/19(a)	4,905,000	4,905,000
Harland Clarke Holdings Corp., 6.875%, 03/01/20(a)	5,195,000	5,506,700
Harland Clarke Holdings Corp., 9.750%, 08/01/18(a)	11,424,000	12,552,120
National Money Mart Co., 10.375%, 12/15/16	3,700,000	3,898,875
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(a)	3,675,000	4,005,750
Quad/Graphics, Inc., 7.000%, 05/01/22(a)	5,200,000	5,200,000
TMS International Corp., 7.625%, 10/15/21(a)	8,591,000	9,170,892
United Rentals North America, Inc., 5.750%, 11/15/24	2,530,000	2,628,038

		47,867,375

Computers 0.4%
j2 Global, Inc., 8.000%, 08/01/20	3,865,000	4,183,863

Diversified Financial Services 6.0%
CNG Holdings, Inc., 9.375%, 05/15/20(a)	3,995,000	3,320,844
Community Choice Financial, Inc., 10.750%, 05/01/19	2,925,000	2,500,875
Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20(a)	1,985,000	2,104,100
DFC Finance Corp., 10.500%, 06/15/20(a)	3,660,000	3,737,775
Enova International, Inc., 9.750%, 06/01/21(a)	2,740,000	2,729,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 03/15/19	5,150,000	5,304,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.000%, 08/01/20	4,970,000	5,324,112
ILFC E-Capital Trust I, 5.020%, 12/21/65(a)(b)(e)	11,020,000	10,799,600
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(b)	2,490,000	2,490,000
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(a)(e)	2,120,000	2,226,000
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21(e)	4,115,000	4,125,288
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 06/01/22	4,125,000	4,125,000
Navient Corp., 4.875%, 06/17/19, MTN	3,025,000	3,117,565
Navient Corp., 6.125%, 03/25/24, MTN	6,455,000	6,543,756

See Notes to Schedules of Portfolio Investments.

SquareTwo Financial Corp., 11.625%, 04/01/17(e)	3,570,000	3,445,050
Walter Investment Management Corp., 7.875%, 12/15/21(a)	2,630,000	2,748,350

		64,642,540

Electric 3.6%
Calpine Corp., 5.875%, 01/15/24(a)	2,540,000	2,679,700
Calpine Corp., 6.000%, 01/15/22(a)	2,400,000	2,586,000
Dynegy, Inc., 5.875%, 06/01/23(e)	10,540,000	10,619,050
GenOn Energy, Inc., 9.500%, 10/15/18	655,000	718,863
GenOn Energy, Inc., 9.875%, 10/15/20	12,789,000	13,908,037
NRG Energy, Inc., 6.250%, 05/01/24(a)	5,280,000	5,517,600
NRG Energy, Inc., 7.875%, 05/15/21	2,155,000	2,389,356

		38,418,606

Electrical Components & Equipment 0.2%
GrafTech International Ltd., 6.375%, 11/15/20	2,500,000	2,575,000

Energy-Alternate Sources 0.5%
First Wind Capital LLC, 10.250%, 06/01/18(a)	4,775,000	5,109,250

Engineering & Construction 0.5%
Aguila 3 SA, 7.875%, 01/31/18(a)	4,925,000	5,195,875

Entertainment 1.6%
Gibson Brands Escrow Corp., 8.875%, 08/01/18(a)	1,225,000	1,260,219
Gibson Brands, Inc., 8.875%, 08/01/18(a)	2,382,000	2,450,482
GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/20(a)	7,430,000	7,652,900
Greektown Holdings LLC/Greektown Mothership Corp., 8.875%, 03/15/19(a)(e)	3,005,000	3,065,100
WMG Acquisition Corp., 5.625%, 04/15/22(a)	2,625,000	2,641,406

		17,070,107

Environmental Control 0.9%
Nuverra Environmental Solutions, Inc., 9.875%, 04/15/18(e)	9,745,000	10,134,800

Exploration & Production 0.3%
Jones Energy Holdings/Jones Energy Finance Corp., 6.750%, 04/01/22(a)	3,165,000	3,339,075

Food 3.0%
HJ Heinz Co., 4.250%, 10/15/20	13,925,000	14,012,031
Post Holdings, Inc., 6.000%, 12/15/22(a)(e)	3,495,000	3,564,900
Post Holdings, Inc., 6.750%, 12/01/21(a)	7,140,000	7,586,250
Post Holdings, Inc., 7.375%, 02/15/22	6,230,000	6,736,188

		31,899,369

Forest Products & Paper 0.6%
Resolute Forest Products, Inc., 5.875%, 05/15/23	6,382,000	6,286,270

Gas 0.6%
NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 07/15/19(a)(c)	1,309,000	1,312,273
Sabine Pass LNG LP, 6.500%, 11/01/20(e)	4,875,000	5,277,187

		6,589,460

Healthcare - Products 0.9%
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	4,450,000	5,028,500
Physio-Control International, Inc., 9.875%, 01/15/19(a)	1,887,000	2,085,135
Teleflex, Inc., 5.250%, 06/15/24(a)	2,873,000	2,901,730

		10,015,365

Home Builders 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(a)	2,515,000	2,615,600

See Notes to Schedules of Portfolio Investments.

Household Products/Wares 0.6%
Century Intermediate Holding Co. 2, PIK, 9.750%, 02/15/19(a)	1,368,000	1,458,630
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	4,745,000	5,166,119

		6,624,749

Insurance 1.9%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(b)	2,795,000	2,487,550
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	5,525,000	5,492,093
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66, Series A(b)	1,827,000	1,716,467
Genworth Financial, Inc., 6.150%, 11/15/66(b)	2,805,000	2,668,256
MBIA, Inc., 6.625%, 10/01/28	2,540,000	2,590,800
White Mountains Re Group Ltd., 7.506%(a)(b)(d)	4,970,000	5,218,500

		20,173,666

Internet 0.2%
Pacnet Ltd., 9.000%, 12/12/18(a)	1,600,000	1,732,000

Leisure Time 0.3%
Viking Cruises Ltd., 8.500%, 10/15/22(a)	2,545,000	2,812,225

Lodging 1.5%
Caesars Entertainment Resort Properties LLC, 8.000%, 10/01/20(a)	2,255,000	2,356,475
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(a)	7,255,000	7,817,262
Wynn Macau Ltd., 5.250%, 10/15/21(a)	6,290,000	6,462,975

		16,636,712

Media 6.3%
Block Communications, Inc., 7.250%, 02/01/20(a)	3,260,000	3,471,900
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,595,000	2,617,706
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	1,015,000	1,030,225
CCO Holdings LLC/Cap Corp., 5.750%, 09/01/23	2,485,000	2,575,081
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	7,110,000	7,269,975
Columbus International, Inc., 7.375%, 03/30/21(a)	3,075,000	3,313,313
DISH DBS Corp., 5.000%, 03/15/23(f)	2,625,000	2,674,219
DISH DBS Corp., 5.125%, 05/01/20	2,455,000	2,580,819
DISH DBS Corp., 5.875%, 07/15/22(f)	5,915,000	6,417,775
Lee Enterprises, Inc., 9.500%, 03/15/22(a)	2,160,000	2,305,800
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(e)	2,790,000	3,201,525
Nielsen Finance LLC/Neilsen Finance Co., 5.000%, 04/15/22(a)	4,235,000	4,266,762
Numericable Group SA, 6.000%, 05/15/22(a)	3,830,000	3,983,200
Numericable Group SA, 6.250%, 05/15/24(a)	2,045,000	2,134,469
Sirius XM Radio, Inc., 6.000%, 07/15/24(a)(e)	2,595,000	2,698,800
Townsquare Radio LLC/Townsquare Radio, Inc., 9.000%, 04/01/19(a)	2,920,000	3,233,900
Univision Communications, Inc., 5.125%, 05/15/23(a)	2,590,000	2,742,163
Univision Communications, Inc., 6.750%, 09/15/22(a)(f)	4,830,000	5,343,187
VTR Finance BV, 6.875%, 01/15/24(a)	5,035,000	5,406,271

		67,267,090

Mining 2.4%
Constellium, 5.750%, 05/15/24(a)	1,610,000	1,690,500
First Quantum Minerals Ltd., 6.750%, 02/15/20(a)	4,850,000	4,995,500
First Quantum Minerals Ltd., 7.000%, 02/15/21(a)	4,850,000	4,989,438
FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22(a)(e)	2,650,000	2,842,125
Imperial Metals Corp., 7.000%, 03/15/19(a)	8,304,000	8,521,980
Vulcan Materials Co., 7.500%, 06/15/21	2,795,000	3,308,581

		26,348,124

Miscellaneous Manufacturer 1.0%
Bombardier, Inc., 6.125%, 01/15/23(a)(e)(f)	7,720,000	7,951,600
Polymer Group, Inc., 7.750%, 02/01/19	2,410,000	2,560,625

		10,512,225

See Notes to Schedules of Portfolio Investments.

Oil & Gas 9.2%
CITGO Petroleum Corp., 11.500%, 07/01/17(a)	2,410,000	2,554,600
EnQuest PLC, 7.000%, 04/15/22(a)	3,900,000	4,026,750
Hercules Offshore, Inc., 7.500%, 10/01/21(a)(e)	2,580,000	2,560,650
Hilcorp Energy I LP/Hilcorp Finance Co., 5.000%, 12/01/24(a)(c)	5,000,000	5,000,000
KCA Deutag UK Finance PLC, 7.250%, 05/15/21(a)	2,670,000	2,763,450
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19	3,750,000	3,956,250
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	3,540,000	3,823,200
MEG Energy Corp., 6.375%, 01/30/23(a)	7,395,000	7,857,187
MEG Energy Corp., 7.000%, 03/31/24(a)	7,535,000	8,307,337
North Atlantic Drilling Ltd., 6.250%, 02/01/19(a)	10,650,000	10,516,875
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,860,000	3,117,400
Offshore Drilling Holding SA, 8.375%, 09/20/20(a)	5,675,000	6,285,062
PetroQuest Energy, Inc., 10.000%, 09/01/17	2,470,000	2,606,097
Precision Drilling Corp., 5.250%, 11/15/24(a)	2,967,000	2,981,835
Range Resources Corp., 5.000%, 03/15/23	7,550,000	8,040,750
Rex Energy Corp., 8.875%, 12/01/20	3,721,000	4,130,310
Sanchez Energy Corp., 6.125%, 01/15/23(a)	2,235,000	2,307,638
SandRidge Energy, Inc., 7.500%, 03/15/21(f)	2,990,000	3,240,413
SandRidge Energy, Inc., 8.125%, 10/15/22	2,150,000	2,367,688
Seadrill Ltd., 6.125%, 09/15/17(a)	3,420,000	3,599,550
Seventy Seven Energy, Inc., 6.500%, 07/15/22(a)	1,388,000	1,422,700
United Refining Co., 10.500%, 02/28/18	7,119,000	7,777,507

		99,243,249

Oil & Gas Services 0.9%
Forum Energy Technologies, Inc., 6.250%, 10/01/21(a)	3,012,000	3,192,720
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21	6,455,000	6,438,863

		9,631,583

Pharmaceuticals 1.7%
Catamaran Corp., 4.750%, 03/15/21	4,855,000	4,903,550
Grifols Worldwide Operations Ltd., 5.250%, 04/01/22(a)	5,155,000	5,348,312
Valeant Pharmaceuticals International, 7.000%, 10/01/20(a)	3,900,000	4,143,750
Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21(a)	3,515,000	3,892,863

		18,288,475

Pipelines 2.9%
Access Midstream Partners LP/ACMP Finance Corp., 5.875%, 04/15/21	2,845,000	3,044,150
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22(a)	5,065,000	5,330,912
Energy Transfer Equity LP, 5.875%, 01/15/24(a)	2,675,000	2,795,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 02/15/23	2,035,000	2,167,275
Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 03/01/22	3,014,000	3,273,958
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21	10,085,000	10,664,887
Southern Star Central Corp., 5.125%, 07/15/22(a)	1,420,000	1,430,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23	2,064,000	2,156,880

		30,864,087

Real Estate 1.6%
CBRE Services, Inc., 5.000%, 03/15/23	4,935,000	4,984,350
Forestar USA Real Estate Group, Inc., 8.500%, 06/01/22(a)	1,231,000	1,274,085
Howard Hughes Corp., 6.875%, 10/01/21(a)	9,800,000	10,486,000

		16,744,435

Real Estate Investment Trust 1.0%
CTR Partnership LP/CareTrust Capital Corp., 5.875%, 06/01/21(a)	1,238,000	1,247,285
iStar Financial, Inc., 4.000%, 11/01/17	3,695,000	3,708,856

See Notes to Schedules of Portfolio Investments.

iStar Financial, Inc., 5.000%, 07/01/19	2,930,000	2,930,000
MPT Operating Partnership LP/MPT Finance Corp., 5.500%, 05/01/24	2,495,000	2,563,613

		10,449,754

Retail 2.3%
Group 1 Automotive, Inc., 5.000%, 06/01/22(a)	2,815,000	2,815,000
Guitar Center, Inc., 6.500%, 04/15/19(a)(e)	1,653,000	1,636,470
Limited Brands, Inc., 6.625%, 04/01/21	2,375,000	2,698,594
Sears Holdings Corp., 6.625%, 10/15/18(e)	15,815,000	14,569,568
Toys ‘R’ US-Delaware, Inc., 7.375%, 09/01/16(a)(e)	3,465,000	3,187,800

		24,907,432

Semiconductors 1.0%
Advanced Micro Devices, Inc., 7.000%, 07/01/24(a)	2,450,000	2,502,063
Micron Technology, Inc., 5.875%, 02/15/22(a)(e)	7,325,000	7,856,062

		10,358,125

Software 1.3%
Activision Blizzard, Inc., 5.625%, 09/15/21(a)	9,810,000	10,570,275
Audatex North America, Inc., 6.000%, 06/15/21(a)	3,190,000	3,405,325
Audatex North America, Inc., 6.125%, 11/01/23(a)	345,000	368,288

		14,343,888

Telecommunication Services 11.7%
Altice Financing SA, 6.500%, 01/15/22(a)	8,150,000	8,679,750
Altice SA, 7.750%, 05/15/22(a)	3,185,000	3,399,988
Avanti Communications Group PLC, 10.000%, 10/01/19(a)	10,115,000	10,721,900
Avaya, Inc., 7.000%, 04/01/19(a)(e)	2,665,000	2,665,000
Avaya, Inc., 9.000%, 04/01/19(a)	2,565,000	2,664,394
B Communications Ltd., 7.375%, 02/15/21(a)	11,145,000	11,980,875
CenturyLink, Inc., Series V, 5.625%, 04/01/20	2,075,000	2,189,125
DigitalGlobe, Inc., 5.250%, 02/01/21(e)	2,685,000	2,658,150
Level 3 Financing, Inc., 6.125%, 01/15/21(a)	7,000,000	7,498,750
Level 3 Financing, Inc., 8.625%, 07/15/20	6,990,000	7,828,800
NII International Telecom SCA., 11.375%, 08/15/19(a)(e)	6,700,000	5,929,500
Softbank Corp., 4.500%, 04/15/20(a)	2,610,000	2,652,413
Sprint Capital Corp., 6.875%, 11/15/28(f)	7,885,000	7,963,850
Sprint Capital Corp., 8.750%, 03/15/32(f)	2,270,000	2,621,850
Sprint Corp., 7.875%, 09/15/23(a)	5,020,000	5,584,750
T-Mobile USA, Inc., 6.250%, 04/01/21	4,980,000	5,291,250
T-Mobile USA, Inc., 6.542%, 04/28/20	4,800,000	5,184,000
T-Mobile USA, Inc., 6.633%, 04/28/21	4,865,000	5,266,362
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,855,000	4,216,406
ViaSat, Inc., 6.875%, 06/15/20	7,260,000	7,822,650
Wind Acquisition Finance SA, 7.250%, 02/15/18(a)	4,805,000	5,076,482
Wind Acquisition Finance SA, 7.375%, 04/23/21(a)	6,885,000	7,349,737

		125,245,982

Transportation 2.4%
CHC Helicopter SA, 9.250%, 10/15/20(f)	4,855,500	5,292,495
Eletson Holdings, 9.625%, 01/15/22(a)(e)	4,865,000	5,217,712
Florida East Coast Holdings Corp., 6.750%, 05/01/19(a)	3,035,000	3,205,719
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125%, 11/15/21(a)	3,069,000	3,207,105
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375%, 01/15/22(a)(e)	3,520,000	3,625,600
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.250%, 05/01/22(a)(e)	2,433,000	2,530,320
Topaz Marine SA, 8.625%, 11/01/18(a)(e)	2,905,000	3,130,138

		26,209,089

See Notes to Schedules of Portfolio Investments.

Trucking & Leasing 0.2%
Flexi-Van Leasing, Inc., 7.875%, 08/15/18(a)	1,600,000	1,728,000

Total Corporate Bonds (Cost $848,367,430)		895,845,256

Short-Term Investment 8.5%
RidgeWorth Funds Securities Lending Joint Account(g)	91,073,418	91,073,418

Total Short-Term Investment (Cost $91,073,418)		91,073,418

Money Market Fund 10.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	111,535,433	111,535,433

Total Money Market Fund (Cost $111,535,433)		111,535,433

Total Investments (Cost $1,109,728,712) — 107.8%		1,157,026,943
Liabilities in Excess of Other Assets — (7.8)%		(83,631,315)

Net Assets — 100.0%		$1,073,395,628

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 55.5% of net assets as of June 30, 2014.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Perpetual maturity.
(e)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $89,142,873.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 10.2%
Automobiles 5.8%
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	295,000	295,010
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/18	235,000	235,034
Ford Credit Auto Owner Trust, Series 2014-A, Cl A3, 0.790%, 05/15/18	610,000	611,363
Honda Auto Receivables Owner Trust, Series 2011-3, Cl A4, 1.170%, 12/21/17	500,000	502,057
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	700,000	700,829

		2,344,293

Credit Card 3.3%
BA Credit Card Trust, Series 2014-A2, Cl A, 0.422%, 09/16/19(a)	430,000	430,364
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	370,000	370,046
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	515,000	516,510

		1,316,920

Other 0.3%
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	103,788	106,149

Student Loan Asset Backed Security 0.8%
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.412%, 05/25/18(a)	326,128	326,151

Total Asset-Backed Securities (Cost $4,088,755)		4,093,513

Collateralized Mortgage Obligations 24.3%
Agency Collateralized Mortgage Obligations 6.7%
Federal National Mortgage Association
Series 2009-37, Cl HA, 4.000%, 04/25/19(b)	692,847	723,034
Series 2011-38, Cl AH, 2.750%, 05/25/20(b)	1,883,064	1,938,277

		2,661,311

Commercial Mortgage Backed Securities 17.6%
Banc of America Commercial Mortgage, Inc.
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)(b)	605,000	626,726

Commercial Mortgage Trust
Series 2005-C6, Cl A5A, 5.116%, 06/10/44(a)	443,641	458,704
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(a)	335,000	347,890

		806,594

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.982%, 06/15/38(a)	303,409	325,837
Series 2006-C5, Cl A3, 5.311%, 12/15/39	570,000	615,264

		941,101

CS First Boston Mortgage Securities Corp.
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)(b)	595,000	621,502

Federal National Mortgage Association
Series 2014-M2, Cl ASQ2, 0.478%, 09/25/15	246,516	246,751

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Cl A7A, 4.974%, 07/10/45(a)	835,000	864,329

See Notes to Schedules of Portfolio Investments.

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(a)	1,014,061	1,047,152

LB-UBS Commercial Mortgage Trust
Series 2006-C7, Cl A3, 5.347%, 11/15/38(b)	365,000	397,649

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	591,530	593,418
Series 2014-C14, Cl A1, 1.250%, 02/15/47	167,888	167,831

		761,249

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(a)	338,050	349,297
Series 2005-C22, Cl A4, 5.455%, 12/15/44(a)	385,000	403,739

		753,036

		7,066,089

Total Collateralized Mortgage Obligations (Cost $9,600,819)		9,727,400

Corporate Bonds 36.0%
Advertising 0.5%
Omnicom Group, Inc., 5.900%, 04/15/16	190,000	206,280

Auto Manufacturers 2.8%
Daimler Finance North America LLC, 1.085%, 08/01/18(a)(b)(c)	295,000	298,080
Daimler Finance North America LLC, 1.450%, 08/01/16(b)(c)	440,000	444,845
Kia Motors Corp., 3.625%, 06/14/16(c)	160,000	167,536
PACCAR Financial Corp., 0.830%, 12/06/18, MTN(a)(b)	200,000	201,834

		1,112,295

Banks 10.7%
Bank of America Corp., 3.625%, 03/17/16, MTN	500,000	522,251
Bank of Montreal, 2.500%, 01/11/17, MTN	320,000	332,890
Bank of Nova Scotia, 0.428%, 02/19/15	280,000	280,343
Capital One Financial Corp., 6.750%, 09/15/17	175,000	203,414
Citigroup, Inc., 1.350%, 03/10/17	325,000	324,814
Fifth Third Bank, 0.900%, 02/26/16	215,000	215,553
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	470,000	533,944
JPMorgan Chase & Co., 6.125%, 06/27/17	335,000	377,248
Morgan Stanley, 5.375%, 10/15/15	270,000	285,892
PNC Funding Corp., 2.700%, 09/19/16	290,000	301,150
Toronto-Dominion Bank (The), 1.125%, 05/02/17, MTN	325,000	325,030
Wells Fargo & Co., 1.250%, 07/20/16	560,000	564,834

		4,267,363

Biotechnology 0.5%
Gilead Sciences, Inc., 2.400%, 12/01/14	210,000	211,706

Commercial Services 0.8%
ERAC USA Finance LLC, 1.400%, 04/15/16(c)	335,000	337,576

Computers 0.5%
Hewlett-Packard Co., 3.000%, 09/15/16	200,000	208,271

Distribution/Wholesale 0.4%
Glencore Funding LLC, 1.387%, 05/27/16(a)(c)	140,000	140,847

Diversified Financial Services 4.0%
American Express Credit Corp., 1.300%, 07/29/16	550,000	554,575
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	140,000	155,743
General Electric Capital Corp., 2.450%, 03/15/17, MTN	460,000	476,079

See Notes to Schedules of Portfolio Investments.

Hyundai Capital America, 1.875%, 08/09/16(c)	200,000	202,943
Woodside Finance Ltd., 4.500%, 11/10/14(c)	220,000	223,039

		1,612,379

Electric 2.6%
Constellation Energy Group, Inc., 4.550%, 06/15/15	190,000	196,986
Duke Energy Corp., 0.611%, 04/03/17(a)	85,000	85,255
Duke Energy Corp., 3.350%, 04/01/15	135,000	138,048
NextEra Energy Capital Holdings, Inc., 2.600%, 09/01/15	155,000	158,362
Nisource Finance Corp., 5.400%, 07/15/14	290,000	290,522
PSEG Power LLC, 2.750%, 09/15/16	160,000	166,104

		1,035,277

Electronics 0.4%
Amphenol Corp., 4.750%, 11/15/14	170,000	172,615

Healthcare - Services 2.3%
Aetna, Inc., 1.750%, 05/15/17	210,000	212,796
Providence Health & Services - Washington, 1.035%, 10/01/16(a)(b)	495,000	492,719
UnitedHealth Group, Inc., 1.875%, 11/15/16	210,000	214,966

		920,481

Housewares 0.5%
Newell Rubbermaid, Inc., 2.050%, 12/01/17(b)	210,000	212,287

Information Technology 1.0%
Oracle Corp., 1.000%, 07/07/17(d)	410,000	410,000

Insurance 2.6%
MetLife, Inc., 6.750%, 06/01/16	480,000	533,407
Prudential Covered Trust, 2.997%, 09/30/15(c)	496,000	508,063

		1,041,470

Machinery-Construction & Mining 1.2%
Caterpillar Financial Services Corp., 1.000%, 03/03/17, MTN	475,000	475,228

Media 0.4%
CBS Corp., 4.625%, 05/15/18	160,000	175,187

Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	160,000	162,385

Oil & Gas 2.0%
BP Capital Markets PLC, 3.200%, 03/11/16	195,000	203,618
Devon Energy Corp., 1.875%, 05/15/17	195,000	198,368
Marathon Oil Corp., 0.900%, 11/01/15	150,000	150,527
Petrohawk Energy Corp., 7.250%, 08/15/18	245,000	256,025

		808,538

Pharmaceuticals 0.2%
McKesson Corp., 1.292%, 03/10/17	75,000	75,198

Pipelines 0.9%
Enbridge, Inc., 0.885%, 10/01/16(a)(b)	110,000	110,612
Kinder Morgan Energy Partners LP, 3.500%, 03/01/16	220,000	229,072

		339,684

Software 0.5%
Fiserv, Inc., 3.125%, 10/01/15	200,000	205,747

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 0.8%
American Tower Corp., 4.500%, 01/15/18	135,000	147,095
Verizon Communications, Inc., 2.500%, 09/15/16	160,000	164,919

		312,014

Total Corporate Bonds (Cost $14,356,739)		14,442,828

Municipal Bonds 3.1%
New Jersey 1.3%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	530,000	529,232

South Carolina 1.8%
South Carolina State Public Service Authority, Series D, RB, 1.251%, 06/01/16(a)	725,000	729,299

Total Municipal Bonds (Cost $1,255,315)		1,258,531

U.S. Government Agency Mortgages 5.1%
Federal National Mortgage Association
Pool #462085, 5.315%, 11/01/15	1,611,819	1,681,230
Pool #745935, 5.681%, 08/01/16	316,415	339,907

Total U.S. Government Agency Mortgages (Cost $1,988,572)		2,021,137

U.S. Treasury Obligation 17.7%
U.S. Treasury Note 17.7%
1.000%, 03/31/17	7,051,000	7,092,869

Total U.S. Treasury Obligation (Cost $7,094,082)		7,092,869

Money Market Fund 3.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	1,574,139	1,574,139

Total Money Market Fund (Cost $1,574,139)		1,574,139

Total Investments (Cost $39,958,421) — 100.3%		40,210,417
Liabilities in Excess of Other Assets — (0.3)%		(122,390)

Net Assets — 100.0%		$40,088,027

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.8% of net assets as of June 30, 2014.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.8%
California 7.3%
Los Angeles County Regional Financing Authority, Series B-1, RB, 3.000%, 11/15/21, CA MTG INS	1,500,000	1,525,890
San Diego County Regional Airport Authority, RB, 2.537%, 07/01/18	300,000	301,218
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/20(a)	500,000	590,580
South Orange County Public Financing Authority, Series A, 5.000%, 08/15/21	400,000	472,520

		2,890,208

District of Columbia 5.2%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, AMT, RB, 5.000%, 10/01/19(b)	1,750,000	2,037,508

Florida 5.8%
Florida State, Series A, GO, 5.000%, 06/01/18	1,000,000	1,157,120
Polk County Public Facilities, RB, 4.000%, 12/01/20	225,000	251,798
Polk County Public Facilities, RB, 5.000%, 12/01/17	475,000	540,483
Polk County Public Facilities, RB, 5.000%, 12/01/19	300,000	352,086

		2,301,487

Hawaii 1.1%
Hawaii State, GO, 5.000%, 05/01/15	400,000	416,248

Illinois 13.2%
Chicago, Series A, GO, 4.000%, 01/01/20	1,225,000	1,313,053
Chicago Public Building Commission, RB, 5.250%, 12/01/18, NATL-RE	1,500,000	1,701,660
Illinois State, GO, 4.000%, 02/01/18	1,000,000	1,085,290
Illinois State, GO, 5.000%, 02/01/20	1,000,000	1,125,660

		5,225,663

Maryland 5.4%
Harford County, GO, 5.000%, 07/01/15	1,500,000	1,573,185
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(a)	500,000	569,820

		2,143,005

Massachusetts 2.7%
Massachusetts School Building Authority, Series A, RB, 5.000%, 08/15/30, Pre-refunded 08/15/2015 @ 100, AGM	1,000,000	1,054,410

Michigan 4.3%
University of Michigan, Series A, RB, 0.010%, 04/01/38(a)(c)	1,700,000	1,700,000

Mississippi 2.1%
Mississippi Development Bank, RB, 5.000%, 11/01/20, Pre-refunded 11/01/2014 @ 100, AMBAC	815,000	828,293

New Jersey 6.8%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/25, Pre-refunded 03/01/2015 @ 100(a)	1,500,000	1,550,715
New Jersey Economic Development Authority, Series PP, RB, 5.000%, 06/15/18	1,000,000	1,132,460

		2,683,175

See Notes to Schedules of Portfolio Investments.

New York 6.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 11/01/15	1,000,000	1,064,710
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	413,788
Tobacco Settlement Financing Corp., Series B, RB, 5.000%, 06/01/22	1,000,000	1,116,350

		2,594,848

Oklahoma 5.6%
Oklahoma Capital Improvement Authority, RB, 0.070%, 07/01/31(c)	1,790,000	1,790,000
Oklahoma City, GO, 4.000%, 03/01/15	400,000	410,400

		2,200,400

Texas 18.1%
City Public Service Board of San Antonio, RB, 4.000%, 02/01/15(a)	1,000,000	1,022,720
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/17, AGM	200,000	215,372
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/18, AGM	200,000	217,034
New Hope Cultural Education Facilities Financing Corp., Student Housing Corp., Series A, RB, 4.000%, 04/01/20, AGM	325,000	353,645
Northside Independent School District, Series A, GO, 2.000%, 06/01/39, PSF-GTD(c)	1,000,000	1,018,130
Texas Public Finance Authority, Series B, RB, 4.000%, 01/01/18	3,000,000	3,209,160
Texas State, GO, 4.000%, 10/01/17(b)	1,000,000	1,106,950

		7,143,011

Virginia 3.1%
Virginia Commonwealth Transportation Board, RB, 5.000%, 03/15/15	1,200,000	1,241,232

Washington 5.9%
Energy Northwest, Series A, RB, 5.000%, 07/01/18	1,000,000	1,158,270
Washington State, Series R-2015 A, GO, 5.000%, 07/01/18(b)	1,000,000	1,154,750

		2,313,020

West Virginia 2.6%
West Virginia State, 5.000%, 11/01/14, NATL-RE(a)	1,000,000	1,016,440

Total Municipal Bonds (Cost $37,610,504)		37,788,948

Money Market Fund 11.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	4,635,108	4,635,108

Total Money Market Fund (Cost $4,635,108)		4,635,108

Total Investments (Cost $42,245,612) — 107.6%		42,424,056
Liabilities in Excess of Other Assets — (7.6)%		(3,001,487)

Net Assets — 100.0%		$39,422,569

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
CA MTG INS	– California Mortgage Insurance
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.8%
U.S. Treasury Bill 2.3%
0.000%, 04/30/15	200,000	199,886

U.S. Treasury Notes 96.5%
2.375%, 02/28/15	120,000	121,814
2.500%, 04/30/15	2,905,000	2,962,987
0.375%, 03/31/16	2,470,000	2,470,482
1.000%, 08/31/16	910,000	919,384
0.875%, 12/31/16	910,000	914,763
0.750%, 06/30/17	1,175,000	1,170,227

		8,559,657

Total U.S. Treasury Obligations (Cost $8,739,023)		8,759,543

Money Market Fund 0.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	43,634	43,634

Total Money Market Fund (Cost $43,634)		43,634

Total Investments (Cost $8,782,657) — 99.3%		8,803,177
Other Assets in Excess of Liabilities — 0.7%		66,346

Net Assets — 100.0%		$8,869,523

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 2.8%
Credit Card 2.1%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20(a)	2,645,000	2,644,947
Barclays Dryrock Issuance Trust, Series 2014-2, Cl A, 0.491%, 03/16/20(b)	3,960,000	3,960,000
Cabela’s Master Credit Card Trust, Series 2014-1, Cl A, 0.502%, 03/16/20(b)	1,926,000	1,927,067
Capital One Multi-Asset Execution Trust, Series 2006-B1, Cl B1, 0.432%, 01/15/19(b)	2,624,000	2,611,799
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	9,435,000	9,462,654

		20,606,467

Other 0.7%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(c)	6,976,325	7,496,912

Total Asset-Backed Securities (Cost $27,756,316)		28,103,379

Collateralized Mortgage Obligations 8.0%
Agency Collateralized Mortgage Obligations 4.0%
Federal Home Loan Mortgage Corporation
Series 3745, Cl AY, REMIC, 4.000%, 10/15/30	688,000	727,835
Series 3768, Cl CB, 3.500%, 12/15/25	2,489,874	2,593,791
Series 3800, Cl CB, 3.500%, 02/15/26	2,974,000	3,095,387
Series 3806, Cl L, 3.500%, 02/15/26	6,923,000	7,179,802
Series 3816, Cl HA, 3.500%, 11/15/25	781,537	808,491
Series 3877, Cl LM, 3.500%, 06/15/26	1,502,000	1,562,391
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,284,916
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,383,124
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,573,034
Series 4034, Cl B, 3.500%, 04/15/27	1,722,521	1,775,013
Series 4065, Cl CL, 3.000%, 06/15/27	1,983,575	1,935,656
Series 4077, Cl B, 3.000%, 07/15/27	1,785,283	1,741,294
Series 4313, Cl LY, 3.000%, 03/15/29	853,000	828,505

		34,489,239

Federal National Mortgage Association
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,822,240	4,955,151
Series 2012-93, Cl CY, 1.500%, 09/25/27	1,119,921	922,024

		5,877,175

		40,366,414

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corporation
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,601,838

Federal National Mortgage Association
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	621,322

		5,223,160

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Securities 3.5%
Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(c)	2,940,000	2,927,784

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(c)	5,795,000	6,003,510
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(c)	2,890,000	2,866,166

		8,869,676

GS Mortgage Securities Trust
Series 2011-GC5, Cl AS, 5.209%, 08/10/44(b)(c)	2,014,000	2,283,653

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2010-C2, Cl C, 5.510%, 11/15/43(b)(c)	3,863,000	4,362,733

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3, Cl D, 5.570%, 02/15/46(b)(c)	5,897,000	6,567,607

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(c)	4,150,000	4,628,740

WFRBS Commercial Mortgage Trust
Series 2011-C3, Cl D, 5.550%, 03/15/44(b)(c)	4,677,367	4,985,222

		34,625,415

Total Collateralized Mortgage Obligations (Cost $78,919,638)		80,214,989

Bank Loans 4.7%
Aerospace/Defense 0.2%
AM General LLC, Term Loan B, 10.250%, 03/22/18(b)(c)	279,000	256,680
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 06/01/20(b)(c)	79,200	79,002
DAE Aviation Holdings, Inc., 2018 Term Loan B2, 5.000%, 11/02/18(b)(c)	59,575	60,096
DAE Aviation Holdings, Inc., New Term Loan B1, 5.000%, 11/02/18(b)(c)	131,415	132,564
Flying Fortress, Inc., New Term Loan, 3.500%, 06/30/17(b)(c)	190,000	189,645
LM U.S. Corp. Acquisition, Inc., Add on Term Loan, 10/25/19(a)(c)(d)	50,000	50,000
LM U.S. Corp. Acquisition, Inc., New 2nd Lien Term Loan, 10/26/20(a)(c)(d)	105,000	105,525
TASC, Inc., 2014 Term Loan B, 6.500%, 05/30/20(b)(c)	220,000	215,325
TASC, Inc., 2nd Lien Term Loan, 12.000%, 05/30/21(b)(c)	95,000	93,575
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(b)(c)	449,388	447,703
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(b)(c)	102,729	102,942

		1,733,057

Auto Manufacturers 0.0%(e)
CS Intermediate Holdco 2 LLC, New Term Loan B, 4.000%, 04/04/21(b)(c)	105,000	104,825
Tower Automotive Holdings USA LLC, New Term Loan, 4.000%, 04/23/20(b)(c)	133,654	133,112
Wabash National Corp., Term Loan B, 4.500%, 05/08/19(b)(c)	92,536	92,707

		330,644

Chemicals 0.1%
Kronos Worldwide, Inc., 2014 Term Loan, 4.750%, 02/18/20(b)(c)	64,838	65,446
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(b)(c)	99,000	98,975
Minerals Technologies, Inc., Term Loan B, 4.000%, 05/09/21(b)(c)	190,000	190,713
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(b)(c)	180,449	180,449
OXEA Finance LLC, USD Term Loan B2, 4.250%, 01/15/20(b)(c)	69,650	69,737
Polymer Group, Inc., 1st Lien Term Loan B, 5.250%, 12/19/19(b)(c)	114,425	115,569
PQ Corp., 2014 Term Loan, 4.000%, 08/07/17(b)(c)	93,575	93,809
Taminco Global Chemical Corp., USD Term Loan B3, 3.250%, 02/15/19(b)(c)	97,766	97,033
Tata Chemicals North America, Inc., Term Loan B, 3.750%, 08/07/20(b)(c)	69,300	69,040
WNA Holdings, Inc., USD 1st Lien US Borrower, 4.500%, 06/07/20(b)(c)	43,860	43,860

		1,024,631

Commercial Services 0.1%
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.480%, 06/30/17(b)(c)	533,048	534,380
Infor (US), Inc., USD Term Loan B5, 3.750%, 06/03/20(b)(c)	264,314	262,388
Infor (US), Inc., USD Term Loan B3, 3.750%, 06/03/20(b)(c)	117,750	116,778

See Notes to Schedules of Portfolio Investments.

Springer Science & Business Media Deutschland GmbH, USD Term Loan B2, 5.000%, 08/14/20(b)(c)	168,725	168,884
Walter Energy, Inc., Term Loan B, 7.250%, 04/02/18(b)(c)	366,864	354,207

		1,436,637

Consumer Non-Durables 0.0%(e)
Kate Spade & Co., Term Loan B, 4.000%, 04/09/21(b)(c)	100,000	99,899

Diversified Financial Services 0.2%
American Capital, Ltd., 2017 Term Loan, 3.500%, 08/22/17(b)(c)	170,000	169,787
Ceridian Corp., New Term Loan B, 4.400%, 05/09/17(b)(c)	129,552	129,693
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(b)(c)	69,300	69,495
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(b)(c)	188,459	181,969
Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 01/04/21(b)(c)	119,400	118,555
MIP Delaware LLC, Term Loan B1, 4.000%, 03/09/20(b)(c)	59,344	59,493
Nuveen Investments, Inc., New Term Loan, 4.150%, 05/15/17(b)(c)	85,000	85,106
Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/19(b)(c)	203,975	204,944
Open Text Corp., Term Loan B, 3.250%, 01/16/21(b)(c)	183,963	183,810
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 6.250%, 07/01/19(b)(c)	121,613	122,829
Triple Point Technology, Inc., 1st Lien Term Loan, 5.250%, 07/10/20(b)(c)	84,970	75,765
USIC Holdings, Inc., 1st Lien Term Loan, 4.000%, 07/10/20(b)(c)	118,800	117,612

		1,519,058

Diversified Media 0.0%(e)
Inmar Holdings, Inc., 1st Lien Term Loan, 4.250%, 01/27/21(b)(c)	45,000	44,494
Quad/Graphics, Inc., 2021 Term Loan, 4.250%, 04/23/21(b)(c)	115,000	114,425

		158,919

Electronics 0.1%
Blackboard, Inc., Term Loan B3, 4.750%, 10/04/18(b)(c)	149,250	150,077
Eastman Kodak Co., Exit Term Loan, 7.250%, 09/03/19(b)(c)	207,900	210,759
Rovi Solutions Corp., Term Loan B3, 07/02/21(a)(c)(d)	55,000	54,725
Rovi Solutions Corp., Term Loan B3, 3.500%, 03/29/19(b)(c)	135,696	135,187
Sabre, Inc., Incremental Term Loan, 4.500%, 02/19/19(b)(c)	74,438	74,623
Shield Finance Co. S.A.R.L., USD Term Loan, 5.000%, 01/29/21(b)(c)	169,575	170,106
Spansion LLC, 2013 Term Loan, 3.750%, 12/19/19(b)(c)	119,100	119,249

		914,726

Energy 0.2%
Azure Midstream Energy LLC, Term Loan B, 6.500%, 11/15/18(b)(c)	229,125	230,557
Chief Exploration & Development LLC, 2nd Lien Term Loan, 05/12/21(a)(c)(d)	155,000	158,100
HGIM Corp., Term Loan B, 5.500%-6.800%, 06/18/20(b)(c)	595,500	591,284
KCA Deutag US Finance LLC, Term Loan, 6.250%, 05/13/20(b)(c)	60,000	59,700
Pacific Drilling SA, Term Loan B, 4.500%, 06/04/18(b)(c)	173,225	173,712
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(b)(c)	222,509	205,636
Seadrill Partners Finco LLC, Term Loan B, 4.000%, 02/21/21(b)(c)	303,886	301,781
Templar Energy LLC, 2nd Lien Term Loan, 8.000%, 11/25/20(a)(b)(c)	450,000	445,500

		2,166,270

Entertainment 0.2%
Altice Financing SA, Delayed Draw Term Loan, 5.500%, 07/15/19(b)(c)	836,087	854,640
ClubCorp Club Operations, Inc., New Term Loan, 4.000%, 07/24/20(b)(c)	110,000	109,932
Diamond Resorts Corp., New Term Loan, 5.500%, 04/23/21(b)(c)	60,000	60,375
Great Wolf Resorts, Inc., Term Loan B, 4.500%, 08/06/20(b)(c)	153,450	153,689
IMG Worldwide Holdings LLC, 2nd Lien Term Loan, 8.250%, 05/01/22(b)(c)	135,000	137,194
Kasima LLC, New Term Loan B, 3.250%, 05/17/21(b)(c)	215,000	214,060
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.500%, 08/17/20(b)(c)	327,525	326,706
Oceania Cruises, Inc., 2020 Term Loan B, 5.250%, 07/02/20(b)(c)	218,900	220,406
Regent Seven Seas Cruises, Inc., New Term Loan B, 3.750%, 12/21/18(b)(c)	69,650	69,563

		2,146,565

See Notes to Schedules of Portfolio Investments.

Financial 0.1%
Delos Finance S.A.R.L., Term Loan B, 3.500%, 03/06/21(b)(c)	160,000	159,800
RCS Capital Corp., 1st Lien Term Loan, 6.500%, 04/29/19(b)(c)	200,000	204,084
Sedgwick, Inc., 1st Lien Term Loan, 3.750%, 03/01/21(b)(c)	209,475	206,071
Sedgwick, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22(b)(c)	115,000	114,684
VFH Parent LLC, Extended Term Loan, 5.750%, 11/06/19(b)(c)	104,475	103,691

		788,330

Food 0.2%
Blue Buffalo Co. Ltd., Term Loan B3, 4.000%, 08/08/19(b)(c)	162,128	162,331
CEC Entertainment Concepts, LP, Term Loan, 4.250%, 02/14/21(b)(c)	139,650	138,603
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(b)(c)	841,500	842,375
JBS USA Holdings, Inc., Incremental Term Loan, 3.750%, 09/18/20(b)(c)	203,463	202,531
Landry’s, Inc., Term Loan B, 4.000%, 04/24/18(b)(c)	375,750	376,572
New Albertson’s, Inc., Term Loan, 06/25/21(a)(c)(d)	70,000	70,131
Stater Bros. Markets, Term Loan B, 4.750%, 05/12/21(b)(c)	80,000	80,400

		1,872,943

Health Care 0.3%
Accellent, Inc., 1st Lien Term Loan, 4.500%, 03/12/21(b)(c)	139,650	139,040
Allscripts Healthcare Solutions, Inc., Term Loan A, 2.900%, 06/28/18(b)(c)	133,000	132,668
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(b)(c)	260	227
Convatec, Inc., Term Loan, 4.000%, 12/22/16(b)(c)	18,292	18,284
Endo Luxembourg Finance Co. I S.A R.L., 2014 Term Loan B, 3.250%, 02/28/21(b)(c)	89,775	89,532
Envision Acquisition Company LLC, 1st Lien Term Loan, 5.750%, 11/04/20(b)(c)	119,100	119,993
Healogics, Inc., New 1st Lien Term Loan, 07/01/21(a)(c)(d)	50,000	49,500
Hologic, Inc., New Term Loan B, 3.250%, 08/01/19(b)(c)	139,544	139,370
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(b)(c)	156,031	156,538
IMS Health, Inc., New USD Term Loan, 3.500%, 03/17/21(b)(c)	108,392	107,714
INC Research, Inc., Refinance Term Loan B, 4.250%, 07/12/18(b)(c)	379,520	378,571
JLL/Delta Dutch Newco B.V., USD Term Loan, 4.250%, 03/11/21(b)(c)	235,000	232,944
Millennium Laboratories, Inc., Term Loan B, 5.250%, 04/16/21(b)(c)	230,000	232,109
P2 Newco Acquisition, Inc., 1st Lien Term Loan, 5.500%, 10/22/20(b)(c)	184,555	184,785
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.000%, 09/30/19(b)(c)	380,118	379,373
Salix Pharmaceuticals Ltd., Term Loan, 4.250%, 01/02/20(b)(c)	199,875	201,186
Valeant Pharmaceuticals International, Inc., Series C2, Term Loan B, 3.750%, 12/11/19(b)(c)	83,513	83,373
Valeant Pharmaceuticals International, Inc., Series D2, Term Loan B, 3.750%, 02/13/19(b)(c)	113,049	113,049

		2,758,256

Healthcare - Services 0.1%
MPH Acquisition Holdings LLC, Term Loan, 4.000%, 03/31/21(b)(c)	233,455	232,684
SBA Senior Finance II LLC, Term Loan B1, 3.250%, 03/24/21(b)(c)	290,000	288,022

		520,706

Information Technology 0.2%
Active Network, Inc. (The), 1st Lien Term Loan, 5.500%, 11/13/20(b)(c)	79,600	79,153
Aricent Technologies, 1st Lien Term Loan, 5.500%, 04/14/21(b)(c)	160,000	161,800
AVSC Holdings Corp., 1st Lien Term Loan, 4.500%, 01/24/21(b)(c)	99,750	99,950
Dealertrack Technologies, Inc., Term Loan B, 3.500%, 02/28/21(b)(c)	66,782	66,643
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.500%, 02/28/20(b)(c)	263,344	262,356
Genesys Telecom Holdings, U.S., Inc., New Term Loan B, 4.000%, 02/07/20(b)(c)	59,398	59,077
Internap Network Services Corp., Term Loan, 6.000%, 11/26/19(b)(c)	144,275	144,546
IQOR US Inc., Term Loan B, 6.000%, 04/01/21(b)(c)	455,079	435,738
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.500%, 05/07/21(b)(c)	50,000	50,250
RedTop Acquisitions Ltd., USD 1st Lien Term Loan, 4.500%, 12/03/20(b)(c)	149,625	150,560
RedTop Acquisitions Ltd., USD 2nd Lien Term Loan, 8.250%, 06/03/21(b)(c)	89,775	92,244
Southern Graphics, Inc., New Term Loan B, 4.250%-5.500%, 10/17/19(b)(c)	138,837	138,837
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(b)(c)	79,600	79,614
STG-Fairway Acquisitions, Inc., Term Loan B, 6.250%, 02/28/19(b)(c)	172,813	172,165

		1,992,933

See Notes to Schedules of Portfolio Investments.

Insurance 0.1%
Alliance Data Systems Corp., Term Loan, 1.900%, 07/10/18(b)(c)	480,959	478,857
Asurion LLC, Term Loan B3, 3.750%, 02/18/17(b)(c)	65,000	64,919
Asurion LLC, New 2nd Lien Term Loan, 8.500%, 03/03/21(b)(c)	430,000	445,695
La Frontera Generation LLC, Term Loan, 4.500%, 09/30/20(b)(c)	139,370	139,788
USI, Inc., Term Loan B, 4.250%, 12/27/19(b)(c)	221,638	221,777

		1,351,036

Leisure Time 0.1%
Belmond Interfin Ltd., USD Term Loan B, 4.000%, 03/21/21(b)(c)	149,625	149,906
Fitness International LLC, Term Loan B, 07/01/20(a)(c)(d)	25,000	24,891
La Quinta Intermediate Holdings LLC, Term Loan B, 4.000%, 04/14/21(b)(c)	274,143	274,316
Lions Gate Entertainment Corp., 2nd Lien Term Loan, 5.000%, 07/17/20(b)(c)	90,000	91,350

		540,463

Lodging 0.2%
Bally Technologies, Inc., Term Loan B, 4.250%, 11/25/20(b)(c)	97,037	97,401
Boyd Gaming Corp., Term Loan B, 4.000%, 08/14/20(b)(c)	120,972	121,244
Caesars Entertainment Operating Co., Term Loan B7, 9.750%, 03/01/17(b)(c)	200,000	197,160
Golden Nugget, Inc., New Delayed Draw Term Loan, 5.500%, 11/21/19(b)(c)	47,760	48,656
Golden Nugget, Inc., New Term Loan B, 5.500%, 11/21/19(b)(c)	111,440	113,529
Mohegan Tribal Gaming Authority, New Term Loan B, 5.500%, 11/19/19(b)(c)	159,200	161,655
Pinnacle Entertainment, Inc., Term Loan B2, 3.750%, 08/13/20(b)(c)	183,244	183,548
Playa Resorts Holding B.V., Term Loan B, 4.000%, 08/06/19(b)(c)	119,100	119,398
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(b)(c)	454,936	448,112
Shingle Springs Tribal Gaming Authority, Term Loan B, 6.250%, 08/29/19(b)(c)	97,750	100,683
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(b)(c)	217,894	216,532

		1,807,918

Machinery-Diversified 0.1%
Brand Energy & Infrastructure Services, Inc., New Term Loan B, 4.750%, 11/26/20(b)(c)	597,000	599,298
Generac Power Systems, Inc., Term Loan B, 3.250%, 05/31/20(b)(c)	127,379	126,360
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(b)(c)	87,467	87,576
NewPage Corp., Term Loan, 9.500%, 02/11/21(b)(c)	215,000	215,269
W3 Co., 1st Lien Term Loan, 5.750%, 03/13/20(b)(c)	64,188	62,984

		1,091,487

Manufacturing 0.0%(e)
Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/19(b)(c)	192,085	191,845
Signode Industrial Group US, Inc., USD Term Loan B, 4.000%, 05/01/21(b)(c)	145,000	144,501

		336,346

Media 0.4%
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(b)(c)	90,287	90,823
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(b)(c)	47,859	47,739
McGraw-Hill Global Education Holdings LLC, New 1st Lien Term Loan, 5.750%, 03/22/19(b)(c)	99,500	101,117
Syniverse Holdings, Inc., Term Loan, 4.000%, 04/23/19(b)(c)	273,550	273,094
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(b)(c)	334,865	334,634
US Finco LLC, 1st Lien Term Loan, 4.000%, 05/29/20(b)(c)	64,350	64,189
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(b)(c)	928,811	938,099
Ziggo B.V., USD Term Loan B1, 01/15/22(a)(c)(d)	759,913	750,589
Ziggo B.V., USD Term Loan B2, 01/15/22(a)(c)(d)	489,702	483,693
Ziggo B.V., USD Term Loan B3, 01/15/22(a)(c)(d)	805,385	795,503

		3,879,480

Metals 0.0%(e)
Arch Coal, Inc., Term Loan B, 6.250%, 05/16/18(b)(c)	240,752	236,390
Atlas Iron Ltd., Term Loan B, 8.750%, 12/10/17(b)(c)	98,424	98,794

		335,184

See Notes to Schedules of Portfolio Investments.

Metals/Minerals 0.1%
Atkore International, Inc., 1st Lien Term Loan, 4.500%, 04/09/21(b)(c)	135,000	134,888
Murray Energy Corp., 1st Lien Term Loan, 5.250%, 12/05/19(b)(c)	179,550	181,570
Peabody Energy Corp., Term Loan B, 4.250%, 09/24/20(b)(c)	297,588	299,758

		616,216

Mining 0.0%(e)
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(b)(c)	330,693	330,898
Oxbow Carbon LLC, New Term Loan B, 4.250%, 07/19/19(b)(c)	85,500	85,536
TMS International Corp., New Term Loan B, 4.500%, 10/16/20(b)(c)	79,600	79,949

		496,383

Miscellaneous Manufacturer 0.0%(e)
Boomerang Tube LLC, Term Loan, 11.800%, 10/11/17(b)(c)	214,438	192,994
Mauser Industrieverpackungen, 2nd Lien Term Loan, 06/30/22(a)(c)(d)	20,000	19,800

		212,794

Oil & Gas 0.3%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(b)(c)	194,449	201,741
Atlas Energy, L.P., Term Loan B, 6.500%, 07/31/19(b)(c)	307,675	311,905
Drillships Financing Holding, Inc., Term Loan B1, 6.000%, 03/31/21(b)(c)	806,319	818,922
EP Energy LLC, Term Loan B3, 3.500%, 05/24/18(b)(c)	303,333	302,196
EP Energy LLC, Term Loan B2, 4.500%, 04/30/19(b)(c)	84,375	84,839
Offshore Group Investment Ltd., Term Loan B, 5.750%, 03/28/19(b)(c)	333,086	330,865
Offshore Group Investment Ltd., New Term Loan B, 5.000%, 10/25/17(a)(b)(c)	133,104	132,439
Samson Investment Co., New 2nd Lien Term Loan, 5.000%, 09/25/18(b)(c)	135,000	134,764
Sheridan Investment Partners II L.P., Term Loan B, 4.250%, 12/16/20(b)(c)	25,567	25,567
Sheridan Investment Partners II L.P., Term Loan M, 4.250%, 12/16/20(b)(c)	9,535	9,535
Sheridan Investment Partners II L.P., Term Loan A, 4.250%, 12/16/20(b)(c)	183,797	183,797
Teine Energy Ltd., 2nd Lien Term Loan, 7.500%, 05/09/19(b)(c)	69,647	70,344
Tervita Corp., Term Loan, 6.250%, 05/15/18(b)(c)	74,811	75,029
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(b)(c)	103,950	100,637
TPF II LC LLC, Term Loan B, 6.500%, 08/21/19(b)(c)	112,366	114,052

		2,896,632

Packaging & Containers 0.0%(e)
Ardagh Holdings USA, Inc., Institutional Term Loan, 4.000%, 12/17/19(b)(c)	115,000	115,096
Ardagh Holdings USA, Inc., USD Term Loan B, 4.250%, 12/17/19(b)(c)	144,275	144,696
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(b)(c)	85,261	86,167
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.000%, 03/19/20(b)(c)	109,539	109,703

		455,662

Real Estate 0.1%
CPG International, Inc., New Term Loan, 4.750%, 09/30/20(b)(c)	158,800	159,065
Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 06/27/20(b)(c)	277,900	277,322
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 6.250%, 12/28/20(b)(c)	35,000	35,525
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/19/17(b)(c)	12,509	12,884
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 09/28/20(b)(c)	198,500	198,562

		683,358

Retail 0.4%
Academy, Ltd., Term Loan, 4.500%, 08/03/18(b)(c)	107,951	108,236
Camping World, Inc., Term Loan, 5.750%, 02/20/20(b)(c)	192,563	193,887
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(b)(c)	180,000	183,524
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(b)(c)	123,125	122,715
JC Penney Corporation, Inc., 1st Lien Term Loan, 6.000%, 05/22/18(b)(c)	752,400	760,639
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(b)(c)	395,583	392,782
Lands’ End, Inc., Term Loan B, 4.250%, 04/02/21(b)(c)	334,163	333,605

See Notes to Schedules of Portfolio Investments.

Ollie’s Bargain Outlet, Inc., Term Loan, 4.750%-6.000%, 09/27/19(b)(c)	82,854	82,854
Party City Holdings, Inc., Term Loan, 4.000%, 07/27/19(b)(c)	378,019	375,479
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(b)(c)	220,167	220,581
Rite Aid Corp., New 2nd Lien Term Loan, 4.880%, 06/21/21(b)(c)	275,000	278,009
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(b)(c)	260,000	265,444
Supervalu, Inc., Refinance Term Loan B, 4.500%, 03/21/19(b)(c)	166,888	166,659
Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 08/21/19(b)(c)	557,200	534,912
Toys ‘R’ Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(b)(c)	130,503	105,490
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(b)(c)	170,486	152,914

		4,277,730

Semiconductors 0.0%(e)
Freescale Semiconductor, Inc., Term Loan B5, 5.000%, 01/15/21(b)(c)	163,763	164,350
ON Semiconductor Corp., Term Loan A, 1.980%, 01/02/18(b)(c)	324,844	316,723

		481,073

Service 0.0%(e)
ServiceMaster Co., 2014 Term Loan B, 07/01/21(a)(c)(d)	10,000	9,981

Telecommunication Services 0.5%
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(b)(c)	245,055	244,136
Avaya, Inc., Extended Term Loan B3, 4.730%, 10/26/17(b)(c)	310,466	303,722
Avaya, Inc., Term Loan B6, 6.500%, 03/30/18(b)(c)	152,318	152,339
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(b)(c)	44,438	44,215
Cincinnati Bell, Inc., New Term Loan B, 4.000%, 09/10/20(b)(c)	486,325	486,023
Consolidated Communications, Inc., New Term Loan B, 4.250%, 12/23/20(b)(c)	159,200	159,996
DataPipe, Inc., 1st Lien Term Loan, 5.250%, 03/15/19(b)(c)	64,189	64,169
Evertec, Inc., New Term Loan A, 2.730%, 04/16/18(b)(c)	522,500	514,992
Evertec, Inc., New Term Loan B, 3.500%, 04/17/20(b)(c)	113,800	111,951
Learfield Communications, Inc., New 1st Lien Term Loan, 4.500%, 10/09/20(b)(c)	119,400	120,296
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 12/11/21(a)(c)(d)	50,000	50,042
Liberty Cablevision of Puerto Rico LLC, 2nd Lien Term Loan, 03/11/23(a)(c)(d)	30,000	30,075
Liberty Cablevision of Puerto Rico LLC, New Term Loan B, 6.000%, 06/09/17(b)(c)	488,665	491,416
MCC Iowa LLC, Term Loan H, 3.250%, 01/29/21(b)(c)	217,800	215,554
MCC Iowa LLC, Term Loan G, 4.000%, 01/20/20(b)(c)	520,725	519,642
Media General, Inc., Delayed Draw Term Loan B, 4.250%, 07/31/20(b)(c)	143,791	144,329
Nuance Communications, Inc., Term Loan C, 2.900%, 08/07/19(b)(c)	118,800	117,968
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(b)(c)	530,000	525,829
Van Wagner Communications LLC, New Term Loan, 6.250%, 08/03/18(b)(c)	310,037	313,267
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(b)(c)	645,125	634,242

		5,244,203

Telecommunications 0.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/11/20(b)(c)	81,093	80,215
LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 04/13/20(b)(c)	301,950	300,926
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(b)(c)	187,150	186,682

		567,823

Transportation 0.1%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/27/20(b)(c)	57,072	57,643
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(b)(c)	177,750	178,416
FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/19(b)(c)	132,975	132,310
Navios Partners Finance (US), Inc., Term Loan B, 5.250%, 06/27/18(b)(c)	217,804	220,254
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(b)(c)	20,305	20,293
Visteon Corp., Delayed Draw Term Loan B, 05/27/21(a)(c)(d)	200,000	198,450

		807,366

Utilities 0.2%
Astoria Generating Company Acquisitions LLC, New Term Loan, 8.500%, 10/26/17(b)(c)	114,000	117,135
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/03/20(b)(c)	321,750	315,582

See Notes to Schedules of Portfolio Investments.

Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(b)(c)	143,179	141,711
EFS Cogen Holdings I LLC, Term Loan B, 3.750%, 12/17/20(b)(c)	229,656	230,039
Empire Generating Co. LLC, Term Loan B, 5.250%, 03/12/21(b)(c)	158,516	159,903
Empire Generating Co. LLC, Term Loan C, 5.250%, 03/12/21(b)(c)	11,087	11,184
Exgen Renewables I LLC, Term Loan, 5.250%, 02/08/21(b)(c)	143,791	145,768
Polarpak, Inc., USD 1st Lien Canadian Borrower, 4.500%, 06/05/20(b)(c)	84,350	84,350
Power Team Services LLC, 1st Lien Term Loan, 4.250%, 05/06/20(b)(c)	189,436	185,173
Power Team Services LLC, Delayed Draw Term Loan, 4.250%, 05/06/20(b)(c)	10,064	9,838
Viva Alamo LLC, Term Loan B, 4.750%, 02/20/21(b)(c)	104,738	105,785

		1,506,468

Wireless Communication 0.0%(e)
GOGO LLC, Term Loan, 11.250%, 06/21/17(b)(c)	301,074	316,128

Total Bank Loans (Cost $47,252,396)		47,377,305

Corporate Bonds 22.3%
Aerospace/Defense 0.3%
L-3 Communications Corp., 3.950%, 05/28/24	2,711,000	2,729,508

Agriculture 0.2%
Japan Tobacco, Inc., 2.100%, 07/23/18(c)	2,142,000	2,160,727

Airlines 0.7%
American Airlines Pass Through Trust, 4.950%, 07/15/24(c)	4,758,844	5,151,448
United Airlines Pass Through Trust, Series 2014-1, Cl A, 4.000%, 10/11/27, Series A	2,049,000	2,077,174

		7,228,622

Auto Manufacturers 0.7%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(c)	1,632,000	1,739,484
General Motors Co., 6.250%, 10/02/43(c)	3,573,000	4,100,017
Volkswagen International Finance, 2.375%, 03/22/17(c)	1,439,000	1,484,055

		7,323,556

Auto Parts & Equipment 0.2%
Delphi Corp., 4.150%, 03/15/24	1,512,000	1,569,972

Banks 5.3%
Bank of America Corp., 2.600%, 01/15/19	2,672,000	2,703,431
Bank of America Corp., 4.000%, 04/01/24, MTN	1,588,000	1,620,603
Bank of America NA, 1.250%, 02/14/17	3,559,000	3,563,410
Citigroup, Inc., 2.500%, 09/26/18	3,968,000	4,032,674
Citigroup, Inc., 4.950%, 11/07/43	2,679,000	2,860,634
Credit Suisse New York, 2.300%, 05/28/19, MTN	3,793,000	3,799,092
Fifth Third Bank, 1.450%, 02/28/18	3,135,000	3,124,473
Goldman Sachs Group, Inc. (The), 2.625%, 01/31/19	3,455,000	3,501,960
HSBC Bank PLC, 3.500%, 06/28/15(c)	1,497,000	1,542,386
Huntington National Bank (The), 1.300%, 11/20/16	1,869,000	1,877,130
Intesa Sanpaolo SpA, 5.017%, 06/26/24(c)	2,204,000	2,230,040
JPMorgan Chase & Co., 3.625%, 05/13/24	3,023,000	3,035,119
JPMorgan Chase & Co., Series V, 5.000%(b)(f)	3,167,000	3,155,263
KeyBank NA, 1.650%, 02/01/18	1,557,000	1,558,341
Morgan Stanley, 5.000%, 11/24/25	2,878,000	3,069,583
Morgan Stanley, Series F, 3.875%, 04/29/24, Series F	1,485,000	1,502,998
Morgan Stanley, Series H, 5.450%(b)(f)	880,000	896,051
PNC Funding Corp., 3.300%, 03/08/22	454,000	462,993
US Bank NA, 1.100%, 01/30/17	2,710,000	2,720,217
Wells Fargo & Co., 1.250%, 02/13/15, MTN	2,507,000	2,521,636
Wells Fargo & Co., 4.100%, 06/03/26, MTN	3,229,000	3,269,682

		53,047,716

See Notes to Schedules of Portfolio Investments.

Beverages 0.2%
SABMiller Holdings, Inc., 2.450%, 01/15/17(c)	2,020,000	2,081,598

Chemicals 0.2%
Praxair, Inc., 4.625%, 03/30/15	1,548,000	1,597,302

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(c)	935,000	964,254
ERAC USA Finance LLC, 3.850%, 11/15/24(c)	991,000	998,341
ERAC USA Finance LLC, 5.250%, 10/01/20(c)	1,049,000	1,191,626
ERAC USA Finance LLC, 5.600%, 05/01/15(c)	807,000	839,528

		3,993,749

Computers 1.0%
Apple, Inc., 2.850%, 05/06/21	3,456,000	3,485,774
IBM Corp., 0.875%, 10/31/14	6,104,000	6,116,104

		9,601,878

Diversified Financial Services 2.0%
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,263,000	1,305,704
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,068,000	2,300,549
General Electric Capital Corp., 3.450%, 05/15/24, MTN	2,185,000	2,192,818
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,204,182
Lazard Group LLC, 4.250%, 11/14/20	3,178,000	3,329,575
MassMutual Global Funding LLC, 2.000%, 04/05/17(c)	1,291,000	1,319,814
Nomura Holdings, Inc., 2.750%, 03/19/19, MTN	1,370,000	1,393,698
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,909,396
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	702,000	721,282
Woodside Finance Ltd., 4.600%, 05/10/21(c)	2,244,000	2,449,427

		20,126,445

Electric 0.7%
Berkshire Hathaway Energy Co., 6.125%, 04/01/36	1,130,000	1,401,017
Dominion Resources, Inc., 1.950%, 08/15/16	468,000	478,496
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,010,000	1,150,728
FirstEnergy Transmission LLC, 5.450%, 07/15/44(c)	3,715,000	3,764,016

		6,794,257

Electronics 0.1%
Thermo Fisher Scientific, Inc., 5.300%, 02/01/44	919,000	1,020,011

Healthcare - Services 0.2%
Howard Hughes Medical Institute, 3.500%, 09/01/23	1,564,000	1,610,238
UnitedHealth Group, Inc., 4.250%, 03/15/43	728,000	711,452

		2,321,690

Insurance 1.2%
American International Group, Inc., 5.850%, 01/16/18, MTN	2,601,000	2,969,255
Arch Capital Group US, Inc., 5.144%, 11/01/43	2,292,000	2,479,937
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,622,000	2,668,200
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(c)	750,000	810,863
Nationwide Financial Services, Inc., 5.375%, 03/25/21(c)	1,878,000	2,091,393
Reinsurance Group of America, Inc., 4.700%, 09/15/23, MTN	1,004,000	1,077,099

		12,096,747

Media 0.4%
Comcast Corp., 4.650%, 07/15/42	1,905,000	1,975,083
Time Warner, Inc., 4.900%, 06/15/42	2,105,000	2,143,770

		4,118,853

Mining 1.6%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	483,000	530,975
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	4,196,000	4,404,776

See Notes to Schedules of Portfolio Investments.

Barrick International Barbados Corp., 6.350%, 10/15/36(c)	1,083,000	1,138,762
Barrick North America Finance LLC, 5.750%, 05/01/43	1,657,000	1,716,480
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,267,623
Newmont Mining Corp., 6.250%, 10/01/39	6,147,000	6,460,448

		16,519,064

Miscellaneous Manufacturer 0.3%
3M Co., 1.375%, 09/29/16	903,000	918,874
General Electric Co., 4.125%, 10/09/42	1,043,000	1,030,119
General Electric Co., 5.250%, 12/06/17	879,000	991,727

		2,940,720

Oil & Gas 0.5%
BP Capital Markets PLC, 2.248%, 11/01/16	1,908,000	1,967,251
Continental Resources, Inc., 3.800%, 06/01/24(c)	1,617,000	1,634,472
Ensco PLC, 4.700%, 03/15/21	1,566,000	1,705,986

		5,307,709

Oil & Gas Services 0.7%
Schlumberger Investment SA, 3.300%, 09/14/21(c)	1,409,000	1,461,492
Weatherford International Ltd., 5.125%, 09/15/20	963,000	1,078,593
Weatherford International Ltd., 5.950%, 04/15/42	1,706,000	1,934,759
Weatherford International Ltd., 6.500%, 08/01/36	1,919,000	2,281,035

		6,755,879

Pharmaceuticals 0.5%
Express Scripts Holding Co., 2.650%, 02/15/17	1,325,000	1,376,546
Mylan, Inc., 3.125%, 01/15/23(c)	700,000	672,956
Novartis Securities Investment Ltd., 5.125%, 02/10/19	823,000	938,067
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/36	2,063,000	2,494,394

		5,481,963

Pipelines 1.2%
Access Midstream Partners LP/ACMP Finance Corp., 4.875%, 03/15/24	2,804,000	2,961,725
DCP Midstream Operating LP, 5.600%, 04/01/44	905,000	999,793
Enterprise Products Operating LLC, 4.850%, 03/15/44	1,798,000	1,855,092
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	3,168,000	3,149,017
NuStar Logistics LP, 4.800%, 09/01/20	2,870,000	2,913,050

		11,878,677

Real Estate Investment Trust 0.7%
American Tower Corp., 3.500%, 01/31/23	1,654,000	1,621,978
American Tower Corp., 5.000%, 02/15/24	2,664,000	2,893,445
Digital Realty Trust LP, 5.875%, 02/01/20(g)	2,311,000	2,568,462

		7,083,885

Retail 0.4%
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,454,000	4,394,570

Semiconductors 0.8%
Analog Devices, Inc., 3.000%, 04/15/16	273,000	283,013
Intel Corp., 1.950%, 10/01/16	1,031,000	1,057,945
Intel Corp., 4.250%, 12/15/42	310,000	303,736
Intel Corp., 4.800%, 10/01/41	3,705,000	3,923,621
TSMC Global Ltd., 1.625%, 04/03/18(c)	2,114,000	2,083,218

		7,651,533

Software 0.3%
Oracle Corp., 1.200%, 10/15/17	1,139,000	1,137,476
Oracle Corp., 2.375%, 01/15/19	1,391,000	1,414,404

		2,551,880

See Notes to Schedules of Portfolio Investments.

Telecommunication Services 1.5%
AT&T, Inc., 2.375%, 11/27/18	3,089,000	3,140,799
AT&T, Inc., 4.350%, 06/15/45	752,000	712,834
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	2,706,000	2,716,507
Cisco Systems, Inc., 2.125%, 03/01/19	1,792,000	1,805,924
Cisco Systems, Inc., 5.500%, 02/22/16	998,000	1,078,578
Verizon Communications, Inc., 6.550%, 09/15/43	4,829,000	6,077,012

		15,531,654

Total Corporate Bonds (Cost $214,670,083)		223,910,165

Municipal Bond 0.9%
New York 0.9%
Utility Debt Securitization Authority, Series T, RB, 2.937%, 06/15/23	8,531,000	8,632,945

Total Municipal Bond (Cost $8,530,748)		8,632,945

U.S. Government Agency Mortgages 24.3%
Federal Home Loan Mortgage Corporation
Pool #J14244, 3.000%, 01/01/26	2,426,894	2,520,429
Pool #J14245, 3.000%, 01/01/26	1,291,522	1,341,498
Pool #J17791, 3.000%, 01/01/27	5,897,022	6,119,864
Pool #J18800, 3.000%, 04/01/27(a)	5,572,992	5,784,289
Pool #G14517, 2.500%, 07/01/27	3,039,865	3,088,836
Pool #J20118, 2.500%, 08/01/27	2,485,720	2,525,764
Pool #G14599, 2.500%, 11/01/27	2,417,888	2,456,839
Pool #J21439, 2.500%, 12/01/27	3,198,468	3,249,993
Pool #J22899, 2.000%, 03/01/28	231,343	228,510
Pool #G30614, 3.500%, 12/01/32	5,993,282	6,266,804
Pool #A12413, 5.000%, 08/01/33	421,496	468,201
Pool #G05052, 5.000%, 10/01/33	263,171	291,965
Pool #G04918, 5.000%, 04/01/34	1,010,654	1,122,171
Pool #G01828, 4.500%, 04/01/35	57,095	61,945
Pool #G01779, 5.000%, 04/01/35	533,730	592,602
Pool #G01838, 5.000%, 07/01/35	292,158	324,376
Pool #G01837, 5.000%, 07/01/35	3,667,092	4,071,138
Pool #A37900, 4.500%, 09/01/35	478,116	518,589
Pool #A39731, 5.000%, 11/01/35	845,888	937,400
Pool #G05325, 4.500%, 03/01/36	4,562,416	4,953,040
Pool #G02069, 5.500%, 03/01/36	224,440	251,246
Pool #Q01807, 4.500%, 07/01/36	2,261,193	2,450,411
Pool #G04997, 5.000%, 01/01/37	1,125,757	1,249,070
Pool #Q06160, 4.000%, 02/01/37	749,089	794,651
Pool #G05521, 5.500%, 05/01/37	508,882	572,497
Pool #G05326, 5.000%, 02/01/38	2,272,486	2,521,041
Pool #G04337, 5.500%, 04/01/38	590,585	658,301
Pool #G07135, 6.000%, 10/01/38	3,147,577	3,543,858
Pool #G08347, 4.500%, 06/01/39	4,324,634	4,683,256
Pool #G08353, 4.500%, 07/01/39	5,249,256	5,684,891
Pool #G06079, 6.000%, 07/01/39	1,322,354	1,484,419
Pool #A87874, 4.000%, 08/01/39	1,344,347	1,428,374
Pool #A89384, 4.000%, 10/01/39	280,477	297,536
Pool #A89148, 4.000%, 10/01/39	2,007,689	2,129,803
Pool #G08372, 4.500%, 11/01/39	3,124,637	3,383,350
Pool #A93101, 5.000%, 07/01/40	1,409,120	1,560,914
Pool #G06990, 5.500%, 08/01/40	5,082,506	5,665,264
Pool #A93996, 4.500%, 09/01/40	1,245,678	1,349,389
Pool #A94362, 4.000%, 10/01/40	2,530,310	2,689,559
Pool #G06061, 4.000%, 10/01/40	3,890,282	4,126,902
Pool #A94742, 4.000%, 11/01/40	428,347	455,003

See Notes to Schedules of Portfolio Investments.

Pool #A95084, 4.000%, 11/01/40	468,724	503,055
Pool #A95085, 4.000%, 11/01/40(a)	2,328,567	2,470,199
Pool #A95796, 4.000%, 12/01/40	1,730,066	1,835,294
Pool #A95822, 4.000%, 12/01/40	3,808,806	4,046,221
Pool #A97047, 4.500%, 02/01/41	552,871	598,616
Pool #Q00291, 5.000%, 04/01/41	452,104	501,727
Pool #Q17103, 4.000%, 06/01/41	493,154	524,674
Pool #G06802, 4.500%, 10/01/41	4,273,616	4,627,336

		109,011,110

Federal National Mortgage Association
Pool #AM3353, 2.450%, 05/01/23	715,820	695,820
Pool #AM3851, 3.020%, 07/01/23	902,000	910,652
Pool #AM4353, 3.740%, 09/01/23	989,978	1,058,466
Pool #AM5696, 3.370%, 05/01/24	4,072,000	4,236,275
Pool #AJ8325, 3.000%, 12/01/26	1,907,425	1,983,799
Pool #AL3274, 3.000%, 05/01/27	2,701,271	2,812,764
Pool #AP9623, 2.000%, 10/01/27	1,652,088	1,633,023
Pool #AB6472, 2.000%, 10/01/27	4,300,512	4,250,889
Pool #AB6644, 2.500%, 10/01/27	1,774,168	1,804,692
Pool #AL2716, 2.000%, 12/01/27	1,420,259	1,403,870
Pool #AB7142, 2.500%, 12/01/27	1,296,197	1,318,494
Pool #AB7158, 2.500%, 12/01/27	1,786,861	1,817,604
Pool #AR1524, 2.000%, 01/01/28	11,088,105	10,960,144
Pool #MA0199, 4.000%, 10/01/29	306,648	328,239
Pool #MA0427, 4.000%, 05/01/30	415,379	444,652
Pool #AB1763, 4.000%, 11/01/30	920,597	990,284
Pool #MA0804, 4.000%, 07/01/31	1,526,585	1,643,099
Pool #AB4168, 3.500%, 01/01/32	5,765,030	6,046,576
Pool #MA0949, 3.500%, 01/01/32	2,883,396	3,024,114
Pool #AK4934, 3.500%, 02/01/32	97,590	102,307
Pool #AP9592, 3.500%, 10/01/32	4,164,867	4,367,097
Pool #MA1630, 4.000%, 10/01/33	1,585,659	1,699,378
Pool #255458, 5.500%, 11/01/34	348,054	391,528
Pool #843434, 5.500%, 05/01/35	597,850	672,165
Pool #745044, 4.500%, 08/01/35	1,094,031	1,186,693
Pool #190370, 6.000%, 06/01/36	2,680,382	3,027,362
Pool #AI7951, 4.500%, 08/01/36	1,277,032	1,383,594
Pool #890547, 4.000%, 11/01/36	3,359,491	3,570,354
Pool #745950, 6.000%, 11/01/36	2,806,422	3,170,313
Pool #AJ5974, 4.000%, 12/01/36	699,066	742,944
Pool #995082, 5.500%, 08/01/37	1,703,678	1,914,908
Pool #890248, 6.000%, 08/01/37	596,365	676,037
Pool #889529, 6.000%, 03/01/38	253,028	284,946
Pool #995243, 4.500%, 08/01/38	2,655,269	2,876,839
Pool #AU4728, 4.000%, 09/01/38	2,033,446	2,161,078
Pool #930672, 4.500%, 03/01/39	2,041,928	2,233,558
Pool #995724, 6.000%, 04/01/39	2,215,496	2,500,579
Pool #AC1877, 4.500%, 09/01/39	1,395,142	1,512,243
Pool #AC5445, 5.000%, 11/01/39	1,535,872	1,724,108
Pool #AE0215, 4.000%, 12/01/39	1,134,362	1,205,561
Pool #932441, 4.000%, 01/01/40	9,044,017	9,611,676
Pool #AC9564, 4.500%, 02/01/40	1,123,036	1,227,156
Pool #AD1649, 4.000%, 03/01/40	1,212,094	1,288,172
Pool #AE0216, 4.000%, 08/01/40	2,615,712	2,779,890
Pool #AD8033, 4.000%, 08/01/40	477,450	507,417
Pool #AB1343, 4.500%, 08/01/40	2,544,296	2,784,642
Pool #AE4192, 4.000%, 10/01/40	3,605,624	3,835,471
Pool #AE4113, 4.000%, 10/01/40	767,613	815,793
Pool #AE0624, 4.000%, 11/01/40	1,700,322	1,807,045

See Notes to Schedules of Portfolio Investments.

Pool #AE4414, 4.000%, 11/01/40	4,174,504	4,436,522
Pool #AE5143, 4.000%, 11/01/40	546,639	580,949
Pool #AE9284, 4.000%, 11/01/40	966,390	1,027,046
Pool #AE0625, 4.000%, 12/01/40	1,236,072	1,318,706
Pool #AL0005, 4.500%, 01/01/41	1,356,507	1,470,203
Pool #AL0240, 4.000%, 04/01/41	2,929,884	3,119,003
Pool #AB2694, 4.500%, 04/01/41	1,548,919	1,683,835
Pool #AL0215, 4.500%, 04/01/41	6,197,108	6,724,929
Pool #AB3274, 4.500%, 07/01/41	4,384,433	4,781,758
Pool #AL1627, 4.500%, 09/01/41	308,987	335,467

		134,902,728

Total U.S. Government Agency Mortgages (Cost $237,688,214)		243,913,838

U.S. Treasury Obligations 33.5%
U.S. Treasury Bond 3.6%
3.625%, 02/15/44	33,938,000	35,815,179

U.S. Treasury Notes 29.9%
0.500%, 10/15/14	35,800,000	35,844,750
0.875%, 02/28/17	101,874,000	102,248,081
1.500%, 01/31/19(h)	60,202,000	60,164,374
2.500%, 05/15/24	101,406,000	101,263,423

		299,520,628

Total U.S. Treasury Obligations (Cost $333,785,233)		335,335,807

Foreign Government Bonds 1.1%
Sovereign 1.1%
Brazilian Government International Bond, 7.125%, 01/20/37	1,078,000	1,363,670
Colombia Government International Bond, 7.375%, 09/18/37	609,000	828,240
Indonesia Government International Bond, 6.625%, 02/17/37(c)	2,912,000	3,232,320
Mexico Government International Bond, 5.550%, 01/21/45	2,752,000	3,130,400
Turkey Government International Bond, 6.875%, 03/17/36	1,900,000	2,237,250

Total Foreign Government Bonds (Cost $10,082,071)		10,791,880

Short-Term Investment 0.3%
RidgeWorth Funds Securities Lending Joint Account(i)	2,615,800	2,615,800

Total Short-Term Investment (Cost $2,615,800)		2,615,800

Money Market Fund 4.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(j)	47,915,038	47,915,038

Total Money Market Fund (Cost $47,915,038)		47,915,038

Total Investments (Cost $1,009,215,537) — 102.7%		1,028,811,146
Liabilities in Excess of Other Assets — (2.7)%		(27,334,319)

Net Assets — 100.0%		$1,001,476,827

(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 13.4% of net assets as of June 30, 2014.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Less than 0.05% of Net Assets.
(f)	Perpetual maturity.

See Notes to Schedules of Portfolio Investments.

(g)	The security or a partial position of the security was on loan as of June 30, 2014. The total value of securities on loan as of June 30, 2014 was $2,561,062.
(h)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2014 (See Note 2(i)).
(j)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

At June 30, 2014, the Fund’s open credit default swap contracts were as follows:

OTC Credit Default Swap Contract – Buy Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Depreciation
Target Corp.	Barclays Bank PLC	$2,000,000	1.000%	06/20/19	4.193%	$(58,319)	$(58,907)	$(588)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

OTC Credit Default Swap Contract – Sell Protection

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payment Made	Value	Unrealized Depreciation
Kohl’s Corp.	JPMorgan	$2,000,000	1.000%	09/20/19	12.492%	$(19,450)	$(24,801)	$(5,351)

The notional amount represents the maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in Kohl’s Corp.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2014.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2014, the Fund’s open interest rate swap contracts were as follows:

OTC Interest Rate Swap Contracts

Counterparty	Payments Made by Fund	Payments Received by Fund	Notional Amount		Expiration Date	Upfront Payment Made (Received)	Value	Unrealized Appreciation (Depreciation)
JPMorgan	BZDIOVRA-Floating	11.08-Fixed	BRL	44,516,980	1/2/2017	$—	$(76,038)	$(76,038)
JPMorgan	BZDIOVRA-Floating	11.76-Fixed	BRL	18,649,146	1/2/2017	—	134,363	134,363

						$—	$58,325	$58,325

BRL	– Brazilian Real
BZDIOVRA	– Brazil Interbank

See Notes to Schedules of Portfolio Investments.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2014.

Forward Foreign Currency Contracts

At June 30, 2014, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short
Australian Dollar	JPMorgan	07/28/14	11,184,233	$10,310,000	$10,526,572	$(216,572)
Euro	JPMorgan	07/14/14	14,781,474	20,667,694	20,241,190	426,504
Japanese Yen	JPMorgan	07/07/14	1,166,852,200	11,406,637	11,518,638	(112,001)
Japanese Yen	JPMorgan	10/02/14	1,042,902,436	10,299,101	10,301,472	(2,371)

Total Short Contracts				$52,683,432	$52,587,872	$95,560

Long
Chilean Peso	JPMorgan	09/16/14	2,295,717,000	$4,100,227	$4,118,555	$18,328
Euro	JPMorgan	07/14/14	7,390,000	10,046,409	10,119,586	73,177
Japanese Yen	JPMorgan	07/07/14	1,166,852,200	11,507,155	11,518,638	11,483
Mexican Peso	JPMorgan	08/11/14	460,788,607	35,331,402	35,419,399	87,997

Total Long Contracts				$60,985,193	$61,176,178	$190,985

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 12.5%
Automobiles 7.8%
Ally Auto Receivables Trust, Series 2010-4, Cl A4, 1.350%, 12/15/15	436,130	436,787
AmeriCredit Automobile Receivables Trust, Series 2014-2, Cl A2A, 0.540%, 10/10/17	1,065,000	1,065,037
California Republic Auto Receivables Trust, Series 2014-1, Cl A3, 0.850%, 05/15/1(a)	620,000	620,090
Ford Credit Auto Owner Trust, Series 2010-B, Cl A4, 1.580%, 09/15/15	28,221	28,259
Ford Credit Auto Owner Trust, Series 2011-B, Cl A4, 1.350%, 12/15/16	829,009	832,785
Harley-Davidson Motorcycle Trust, Series 2011-1, Cl A3, 0.960%, 05/16/16	46,363	46,373
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	177,206	177,454
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	2,655,000	2,658,144
Honda Auto Receivables Owner Trust, Series 2014-1, Cl A2, 0.410%, 09/21/16	520,000	519,852
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	1,475,000	1,486,434
Nissan Auto Receivables Owner Trust, Series 2013-A, Cl A2, 0.370%, 09/15/15	47,199	47,199
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	324,831	325,559
World Omni Automobile Lease Securitization Trust, Series 2012-A, Cl A3, 0.930%, 11/16/15	559,552	560,185
World Omni Automobile Lease Securitization Trust, Series 2013-A, Cl A2B, 0.472%, 05/16/16(b)	2,541,147	2,543,363

		11,347,521

Credit Card 4.1%
American Express Credit Account Master Trust, Series 2014-2, Cl A, 1.260%, 01/15/20(c)	1,000,000	999,980
BA Credit Card Trust, Series 2014-A2, Cl A, 0.422%, 09/16/19(b)	1,250,000	1,251,059
Capital One Multi-Asset Execution Trust, Series 2013-A3, Cl A3, 0.960%, 09/16/19	1,035,000	1,035,129
Chase Issuance Trust, Series 2014-A1, Cl A1, 1.150%, 01/15/19	1,300,000	1,303,810
Citibank Credit Card Issuance Trust, Series 2013-A10, Cl A10, 0.730%, 02/07/18	1,300,000	1,303,203

		5,893,181

Other 0.2%
FPL Recovery Funding LLC, Series 2007-A, Cl A3, 5.127%, 08/01/17	294,065	300,755

Student Loan Asset Backed Security 0.4%
SLM Student Loan Trust, Series 2013-5, Cl A1, 0.412%, 05/25/18(b)	554,418	554,456

Total Asset-Backed Securities (Cost $18,084,612)		18,095,913

Collateralized Mortgage Obligations 24.3%
Agency Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corporation
Series 3792, Cl DF, REMIC, 0.552%, 11/15/40(a)(b)	1,702,280	1,710,206
Series 3824, Cl FA, REMIC, 0.302%, 03/15/26(b)	832,212	831,119

		2,541,325

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.502%, 10/25/25(b)	203,437	204,214
Series 2007-109, Cl NF, 0.702%, 12/25/37(a)(b)	709,274	714,644
Series 2007-54, Cl KF, 0.462%, 06/25/37(b)	404,551	404,095
Series 2009-37, Cl HA, 4.000%, 04/25/19	68,540	71,526
Series 2010-134, Cl BF, 0.582%, 10/25/40(a)(b)	879,487	881,180
Series 2011-M1, Cl FA, 0.602%, 06/25/21(a)(b)	1,490,666	1,499,652
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	1,369,188	1,371,899

		5,147,210

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes
Series 2011-R5, Cl 1A, 0.532%, 04/06/20(b)	556,857	557,913
Series 2011-R6, Cl 1A, 0.532%, 05/07/20(b)	474,973	475,461

		1,033,374

		8,721,909

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.4%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.352%, 08/15/36(b)	332,066	330,388

Federal National Mortgage Association
Series 2005-42, Cl PF, 0.352%, 05/25/35(b)	187,199	187,267

		517,655

Commercial Mortgage Backed Securities 16.7%
Banc of America Commercial Mortgage, Inc.
Series 2004-6, Cl AJ, 4.870%, 12/10/42(a)(b)	1,535,000	1,557,540
Series 2005-2, Cl AM, 4.913%, 07/10/43(b)	185,000	191,643

		1,749,183

Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Cl A4, 5.405%, 12/11/40(b)	1,000,000	1,040,216
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	1,715,000	1,862,646

		2,902,862

Commercial Mortgage Trust
Series 2005-C6, Cl A5A, 5.116%, 06/10/44(b)	954,792	987,210
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	945,000	981,361

		1,968,571

Credit Suisse Commercial Mortgage Trust
Series 2006-C3, Cl A3, 5.982%, 06/15/38(b)	818,723	879,242
Series 2006-C5, Cl A3, 5.311%, 12/15/39(a)	1,580,000	1,705,469

		2,584,711

Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Cl A4, 5.014%, 02/15/38(b)	404,200	407,345

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(d)	229,277	230,058

Federal National Mortgage Association
Series 2013-M11, Cl A, 1.500%, 01/25/18	2,157,491	2,164,054

GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Cl A4, 4.547%, 12/10/41	229,134	229,202
Series 2005-C1, Cl AM, 4.754%, 05/10/43	1,681,925	1,734,048

		1,963,250

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(b)	310,526	320,659

JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Cl A5, 4.654%, 01/12/37(a)	349,316	349,159
Series 2005-LDP1, Cl A4, 5.038%, 03/15/46(b)	1,050,728	1,058,716

		1,407,875

See Notes to Schedules of Portfolio Investments.

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(d)	84,981	85,308

LB-UBS Commercial Mortgage Trust
Series 2004-C7, Cl A6, 4.786%, 10/15/29(a)(b)	258,911	259,627
Series 2006-C7, Cl A3, 5.347%, 11/15/38	1,020,000	1,111,239

		1,370,866

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.457%, 11/12/37(b)	1,407,554	1,466,096

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Cl A1, 1.313%, 10/15/46	1,187,541	1,191,331
Series 2014-C14, Cl A1, 1.250%, 02/15/47	426,915	426,771

		1,618,102

Morgan Stanley Capital I Trust
Series 2006-IQ12, Cl A1A, 5.319%, 12/15/43	525,394	569,477

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(b)	347,186	358,738
Series 2005-C21, Cl A4, 5.414%, 10/15/44(b)	1,442,037	1,505,379
Series 2005-C22, Cl A4, 5.455%, 12/15/44(a)(b)	1,370,000	1,436,681

		3,300,798

		24,109,215

Whole Loan Collateral Mortgage Obligations 1.2%
Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.498%, 07/25/33(a)(b)	382,282	368,473

Firstmac Mortgage Funding Trust Series
Series 2014-1AA, Cl A2A, 0.502%, 06/26/15(b)(d)	1,350,000	1,350,000

		1,718,473

Total Collateralized Mortgage Obligations (Cost $35,021,863)		35,067,252

Corporate Bonds 54.2%
Advertising 0.4%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	548,269

Auto Manufacturers 2.3%
Daimler Finance North America LLC, 1.085%, 08/01/18(b)(d)	1,665,000	1,682,384
PACCAR Financial Corp., 0.830%, 12/06/18, MTN(b)	445,000	449,080
Volkswagen Group of America Finance LLC, 1.250%, 05/23/17(d)	455,000	455,321
Volkswagen International Finance, 0.666%, 11/18/16(b)(d)	785,000	787,969

		3,374,754

Banks 13.9%
Bank of America Corp., 1.050%, 03/22/16, MTN(a)(b)	725,000	730,401
Bank of America Corp., 5.300%, 09/30/15, Series B, MTN	865,000	913,155
Bank of Nova Scotia, 0.428%, 02/19/15	405,000	405,496
Branch Banking & Trust Co., 0.550%, 09/13/16(b)	900,000	896,413
Branch Banking & Trust Co., 0.657%, 12/01/16(b)	1,215,000	1,219,065
Capital One Financial Corp., 0.863%, 11/06/15(b)	740,000	743,611
Citigroup, Inc., 1.350%, 03/10/17	1,167,000	1,166,332
Fifth Third Bank, 0.900%, 02/26/16	2,020,000	2,025,199
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,750,000	1,988,088
JPMorgan Chase & Co., 0.847%, 02/26/16, MTN(b)	725,000	729,100
JPMorgan Chase & Co., 5.150%, 10/01/15	635,000	668,637
JPMorgan Chase & Co., 6.125%, 06/27/17 )	595,000	670,038
KeyBank NA, 0.717%, 11/25/16 b)	1,620,000	1,627,718

See Notes to Schedules of Portfolio Investments.

KeyBank NA, 1.100%, 11/25/16	600,000	602,269
Morgan Stanley, 1.477%, 02/25/16(a)(b)	720,000	730,061
Morgan Stanley, 5.375%, 10/15/15	780,000	825,909
PNC Funding Corp., 2.700%, 09/19/16	1,940,000	2,014,591
Wachovia Bank NA, 0.561%, 03/15/16, MTN(a)(b)	1,271,000	1,271,908
Wells Fargo & Co., 1.250%, 07/20/16	860,000	867,424

		20,095,415

Beverages 0.9%
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	425,000	439,529
SABMiller Holdings, Inc., 2.450%, 01/15/17(d)	755,000	778,023

		1,217,552

Biotechnology 1.5%
Gilead Sciences, Inc., 2.400%, 12/01/14	2,140,000	2,157,387

Chemicals 1.4%
Ecolab, Inc., 2.375%, 12/08/14	735,000	741,352
Sherwin-Williams Co. (The), 3.125%, 12/15/14	1,265,000	1,280,492

		2,021,844

Commercial Services 0.4%
ERAC USA Finance LLC, 1.400%, 04/15/16(d)	590,000	594,538

Computers 0.8%
Apple, Inc., 1.050%, 05/05/17(a)	340,000	340,459
Hewlett-Packard Co., 3.000%, 09/15/16(a)	770,000	801,842

		1,142,301

Distribution/Wholesale 0.5%
Glencore Funding LLC, 1.387%, 05/27/16(b)(d)	745,000	749,507

Diversified Financial Services 4.7%
American Express Credit Corp., 0.737%, 07/29/16(b)	2,154,000	2,167,807
Ford Motor Credit Co. LLC, 1.006%, 01/17/17, Series 00, MTN(a)(b)	550,000	553,874
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	739,780
General Electric Capital Corp., 0.877%, 07/12/16, MTN(b)	2,010,000	2,028,245
Hyundai Capital America, 1.875%, 08/09/16(a)(d)	570,000	578,387
Woodside Finance Ltd., 4.500%, 11/10/14(a)(d)	665,000	674,185

		6,742,278

Electric 2.4%
Constellation Energy Group, Inc., 4.550%, 06/15/15	695,000	720,555
Duke Energy Corp., 0.611%, 04/03/17(b)	1,010,000	1,013,032
NextEra Energy Capital Holdings, Inc., 2.600%, 09/01/15	621,000	634,472
Nisource Finance Corp., 5.400%, 07/15/14	600,000	601,079
PSEG Power LLC, 2.750%, 09/15/16	530,000	550,219

		3,519,357

Electronics 0.5%
Amphenol Corp., 4.750%, 11/15/14	700,000	710,767

Food 0.4%
Kraft Foods Group, Inc., 1.625%, 06/04/15	610,000	616,279

Healthcare - Services 3.5%
Aetna, Inc., 1.750%, 05/15/17	590,000	597,857
Providence Health & Services - Washington, 1.035%, 10/01/16(a)(b)	1,520,000	1,512,996
UnitedHealth Group, Inc., 1.875%, 11/15/16	1,450,000	1,484,288
UnitedHealth Group, Inc., 4.875%, 03/15/15	545,000	562,624
WellPoint, Inc., 5.000%, 12/15/14	899,000	918,116

		5,075,881

See Notes to Schedules of Portfolio Investments.

Housewares 0.4%
Newell Rubbermaid, Inc., 2.000%, 06/15/15	520,000	526,627

Information Technology 1.0%
Oracle Corp., 0.433%, 07/07/17(c)	1,440,000	1,440,000

Insurance 5.9%
Metropolitan Life Global Funding I, 0.757%, 07/15/16(b)(d)	2,100,000	2,115,328
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)(d)	220,000	222,445
New York Life Global Funding, 1.125%, 03/01/17(d)	2,015,000	2,018,599
Principal Life Global Funding II, 1.125%, 02/24/17(d)	805,000	802,925
Principal Life Global Funding II, 1.200%, 05/19/17(d)	1,320,000	1,320,928
Prudential Covered Trust, 2.997%, 09/30/15(d)	1,996,000	2,044,545

		8,524,770

Machinery-Diversified 0.3%
John Deere Capital Corp., 0.363%, 04/12/16, MTN(b)	400,000	399,856

Media 2.0%
NBCUniversal Enterprise, Inc., 0.764%, 04/15/16(b)(d)	2,155,000	2,166,603
Viacom, Inc., 1.250%, 02/27/15	725,000	729,053

		2,895,656

Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	735,000	745,957

Oil & Gas 3.3%
BP Capital Markets PLC, 0.864%, 09/26/18(b)	1,450,000	1,463,356
Devon Energy Corp., 0.681%, 12/15/15(b)	810,000	813,170
Ensco PLC, 3.250%, 03/15/16	900,000	936,674
EOG Resources, Inc., 2.950%, 06/01/15	724,000	740,699
Marathon Oil Corp., 0.900%, 11/01/15(a)	808,000	810,838

		4,764,737

Pharmaceuticals 2.0%
AbbVie, Inc., 1.200%, 11/06/15	1,995,000	2,008,470
McKesson Corp., 1.292%, 03/10/17	445,000	446,176
McKesson Corp., 2.284%, 03/15/19	375,000	376,316

		2,830,962

Pipelines 2.2%
Enbridge, Inc., 0.885%, 10/01/16(b)	636,000	639,540
Energy Transfer Partners LP, 5.950%, 02/01/15	690,000	708,645
Enterprise Products Operating LLC, 3.200%, 02/01/16	770,000	799,900
Kinder Morgan Energy Partners LP, 3.500%, 03/01/16	545,000	567,474
Spectra Energy Partners LP, 2.950%, 06/15/16(a)	488,000	506,313

		3,221,872

Real Estate Investment Trust 1.0%
Simon Property Group LP, 4.200%, 02/01/15	1,350,000	1,366,253

Software 0.4%
Fiserv, Inc., 3.125%, 10/01/15	565,000	581,234

Telecommunication Services 1.6%
American Tower Corp., 4.500%, 01/15/18(a)	670,000	730,027
BellSouth Corp., 5.200%, 09/15/14	415,000	419,053
Verizon Communications, Inc., 0.631%, 06/09/17(b)	390,000	390,451
Verizon Communications, Inc., 2.550%, 06/17/19(a)	815,000	826,783

		2,366,314

Total Corporate Bonds (Cost $78,018,937)		78,230,367

See Notes to Schedules of Portfolio Investments.

Municipal Bonds 2.4%
New Jersey 1.2%
New Jersey Economic Development Authority, Series Q, RB, 1.096%, 06/15/16	1,755,000	1,752,455

South Carolina 1.2%
South Carolina State Public Service Authority, Series D, RB, 1.251%, 06/01/16(b)	1,690,000	1,700,022

Total Municipal Bonds (Cost $3,447,086)		3,452,477

U.S. Government Agency Mortgages 7.1%
Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.354%, 01/01/37(b)	867,852	923,537
Pool #848852, 2.420%, 08/01/37(b)	1,272,406	1,351,734

		2,275,271

Federal National Mortgage Association
Pool #745935, 5.683%, 08/01/16	1,570,265	1,686,847
Pool #745889, 5.970%, 08/01/16	282,052	305,430
Pool #469408, 0.901%, 11/01/18(a)(b)	2,766,278	2,762,111
Pool #995542, 2.247%, 02/01/36(a)(b)	411,189	437,343
Pool #AL0968, 2.352%, 12/01/36(b)	368,346	392,544
Pool #AD0380, 2.296%, 10/01/37(a)(b)	565,526	600,622
Pool #AL0966, 2.365%, 11/01/37(b)	436,999	465,268
Pool #AL0967, 2.323%, 04/01/38(b)	582,568	620,838
Pool #889807, 2.294%, 08/01/38(b)	657,861	704,866

		7,975,869

Total U.S. Government Agency Mortgages (Cost $10,054,868)		10,251,140

Money Market Fund 0.5%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(e)	633,405	633,405

Total Money Market Fund (Cost $633,405)		633,405

Total Investments (Cost $145,260,771) — 101.0%		145,730,554
Liabilities in Excess of Other Assets — (1.0)%		(1,404,678)

Net Assets — 100.0%		$144,325,876

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 12.9% of net assets as of June 30, 2014.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

MTN	– Medium Term Note
RB	– Revenue Bond
REMIC	– Real Estate Mortgage Investment Conduit

See Notes to Schedules of Portfolio Investments.

Open Futures Contracts

At June 30, 2014, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Depreciation
U.S. Treasury 5 Year Note	Short	$(4,771,475)	September 2014	40	$(6,962)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.5%
U.S. Treasury Bonds 22.2%
7.125%, 02/15/23	1,551,000	2,136,382
6.000%, 02/15/26	226,000	302,063
4.500%, 02/15/36	932,000	1,131,943
3.625%, 02/15/44	986,000	1,040,538

		4,610,926

U.S. Treasury Notes 76.3%
0.375%, 11/15/15	1,402,000	1,405,177
0.500%, 06/15/16	3,465,000	3,469,331
1.000%, 03/31/17	3,080,000	3,098,289
0.750%, 03/31/18	4,190,000	4,116,675
1.500%, 01/31/19	1,830,000	1,828,856
2.625%, 08/15/20	1,850,000	1,925,156

		15,843,484

Total U.S. Treasury Obligations (Cost $20,155,485)		20,454,410

Money Market Fund 2.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	461,361	461,361

Total Money Market Fund (Cost $461,361)		461,361

Total Investments (Cost $20,616,846) — 100.7%		20,915,771
Liabilities in Excess of Other Assets — (0.7)%		(142,307)

Net Assets — 100.0%		$20,773,464

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.1%
Student Loan Asset Backed Security 0.1%
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.468%, 04/30/29 (a)	1,414,421	1,412,991

Total Asset-Backed Security (Cost $1,411,475)		1,412,991

Collateralized Mortgage Obligations 32.4%
Agency Collateralized Mortgage Obligations 18.4%
Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	2,063,251	2,092,686

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.452%, 07/15/25(a)	2,479,880	2,484,579
Series 3065, Cl DF, REMIC, 0.532%, 04/15/35(a)	36,910,681	36,963,722
Series 3135, Cl FC, 0.452%, 04/15/26(a)	2,807,063	2,813,262
Series 3264, Cl FB, 0.522%, 01/15/37(a)	1,565,593	1,565,798
Series 3320, Cl FC, 0.322%, 05/15/37(a)(b)	5,661,598	5,656,876
Series 3450, Cl AF, 0.862%, 05/15/38(a)(b)	1,842,943	1,865,948
Series 3511, Cl FA, 1.152%, 02/15/39(a)(b)	6,752,712	6,918,322
Series 3574, Cl MA, 4.000%, 09/15/21	1,624,019	1,655,023
Series 3593, Cl F, 0.652%, 03/15/36(a)	5,422,269	5,490,590
Series 3792, Cl DF, REMIC, 0.552%, 11/15/40(a)	3,949,951	3,968,342
Series 3812, Cl BE, 2.750%, 09/15/18	4,658,147	4,796,419
Series 3824, Cl FA, REMIC, 0.302%, 03/15/26(a)	12,735,073	12,718,339
Series 3838, Cl LE, REMIC, 3.500%, 04/15/22	6,565,728	6,850,155
Series K501, Cl A1, 1.337%, 06/25/16	1,681,335	1,695,663

		95,443,038

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.502%, 10/25/25(a)	2,421,549	2,430,797
Series 2006-84, Cl FQ, 0.702%, 09/25/36(a)(b)	2,890,907	2,912,239
Series 2007-102, Cl FA, 0.722%, 11/25/37(a)(b)	3,855,853	3,889,688
Series 2007-109, Cl NF, 0.702%, 12/25/37(a)(b)	9,724,561	9,798,186
Series 2007-2, Cl FM, 0.402%, 02/25/37(a)	1,812,576	1,809,010
Series 2007-30, Cl WF, 0.392%, 04/25/37(a)	10,933,396	10,903,100
Series 2007-54, Cl KF, 0.462%, 06/25/37(a)	5,222,389	5,216,493
Series 2007-88, CI JF, 0.702%, 04/25/37(a)(b)	6,845,515	6,891,927
Series 2009-37, Cl HA, 4.000%, 04/25/19	179,544	187,367
Series 2010-134, Cl BF, 0.582%, 10/25/40(a)	9,448,899	9,467,088
Series 2010-42, Cl AF, 0.752%, 05/25/40(a)	5,681,481	5,728,240
Series 2011-38, Cl AH, 2.750%, 05/25/20	3,662,053	3,769,428
Series 2011-M1, Cl FA, 0.602%, 06/25/21(a)(b)	31,954,076	32,146,696
Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	9,645,132	9,556,657
Series 2012-M11, Cl FA, 0.674%, 08/25/19(a)	10,180,323	10,218,530
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	4,835,081	4,865,977
Series 3726, Cl DE, REMIC, 1.500%, 08/15/20	3,099,243	3,130,924

		122,922,347

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	8,906,658	8,978,018

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes
Series 2010-C1, Cl A1, 1.600%, 10/29/20	4,529,059	4,555,518
Series 2010-R1, Cl 1A, 0.602%, 10/07/20(a)	23,212,645	23,337,482
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	6,628,411	6,689,385
Series 2011-C1, Cl 2A, 0.682%, 03/09/21(a)(b)	20,959,443	21,073,379
Series 2011-R1, Cl 1A, 0.602%, 01/08/20(a)	15,169,873	15,245,222
Series 2011-R2, Cl 1A, 0.552%, 02/06/20(a)	19,413,961	19,479,425
Series 2011-R4, Cl 1A, 0.532%, 03/06/20(a)	16,146,714	16,185,918
Series 2011-R6, Cl 1A, 0.532%, 05/07/20(a)	330	331

		106,566,660

		336,002,749

Agency Collateralized Planned Amortization Class Mortgage Obligations 2.5%
Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.352%, 08/15/36(a)(b)	4,918,000	4,893,145
Series 3925, Cl FD, REMIC, 0.602%, 07/15/40(a)	3,286,105	3,298,293

		8,191,438

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.602%, 10/25/32(a)	2,015,296	2,024,012
Series 2005-42, Cl PF, 0.352%, 05/25/35(a)	2,661,527	2,662,499
Series 2005-57, Cl EG, 0.452%, 03/25/35(a)	2,245,429	2,248,640
Series 2006-123, Cl PF, 0.412%, 01/25/37(a)(b)	8,115,389	8,087,813
Series 2006-79, Cl GF, 0.552%, 08/25/36(a)(b)	17,997,494	18,024,364
Series 2008-24, Cl PF, REMIC, 0.802%, 02/25/38(a)	3,618,034	3,660,239

		36,707,567

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	1,565,837	1,661,588

		46,560,593

Agency Collateralized Support Mortgage Obligation 0.0%(c)
Federal National Mortgage Association
Series 1994-22, Cl F, REMIC, 1.352%, 01/25/24(a)	495,190	509,240

Commercial Mortgage Backed Securities 11.5%
FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)(d)	4,852,384	4,868,901

Federal Home Loan Mortgage Corporation
Series K003, Cl A3, 4.324%, 12/25/15	72,553	75,916
Series K502, Cl A2, 1.426%, 08/25/17	50,000	50,422
Series K701, Cl A1, 2.776%, 06/25/17	44,593	45,923
Series K705, Cl A1, 1.626%, 07/25/18	2,680,851	2,720,707
Series KF02, Cl A1, 0.532%, 07/25/20(a)	18,103,546	18,169,516
Series KF02, Cl A2, 0.702%, 07/25/20(a)	9,051,773	9,146,047
Series KF02, Cl A3, 0.782%, 07/25/20(a)	9,051,773	9,063,405
Series KF03, Cl A, 0.492%, 01/25/21(a)	5,993,257	5,997,997

		45,269,933

Federal National Mortgage Association
Series 2009-M1, Cl A1, 3.400%, 07/25/19	5,522,902	5,738,732
Series 2010-M4, Cl A1, 2.520%, 06/25/20	554,742	560,834
Series 2012-M13, Cl ASQ2, 1.246%, 08/25/17	142,444	143,255
Series 2012-M14, Cl ASQ2, 1.114%, 02/25/17	54,883	55,095
Series 2012-M17, Cl ASQ2, 0.953%, 11/25/15	20,383,983	20,506,144
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	19,205,892	19,341,447
Series 2013-M11, Cl A, 1.500%, 01/25/18	9,653,204	9,682,569
Series 2013-M12, Cl A, 1.532%, 10/25/17	37,792,055	38,231,501

See Notes to Schedules of Portfolio Investments.

Series 2013-M13, Cl FA, 0.502%, 05/25/18(a)	24,036,573	24,097,433
Series 2013-M14, Cl FA, 0.502%, 08/25/18(a)	27,039,298	27,153,350
Series 2013-M3, Cl ASQ2, 1.083%, 02/25/16	88,216	88,807
Series 2013-M4, Cl ASQ2, 1.451%, 02/25/18	74,749	74,985
Series 2013-M7, Cl ASQ2, 1.233%, 03/26/18	117,579	118,043
Series 2014-M3, Cl ASQ2, 0.558%, 03/25/16	11,200,000	11,201,624
Series 2014-M4, Cl ASQ2, 1.272%, 01/25/17	3,429,273	3,460,929

		160,454,748

		210,593,582

Total Collateralized Mortgage Obligations (Cost $591,333,336)		593,666,164

U.S. Government Agency Mortgages 66.1%
Federal Home Loan Mortgage Corporation
Pool #972122, 2.100%, 06/01/33(a)	35,234	36,371
Pool #847615, 2.537%, 07/01/33(a)(b)	5,748,364	6,102,911
Pool #781028, 2.349%, 11/01/33(a)	3,006,785	3,208,301
Pool #1B8683, 2.468%, 04/01/34(a)(b)	17,079,923	18,201,422
Pool #848744, 2.366%, 05/01/34(a)	23,370,214	24,823,069
Pool #847498, 2.462%, 06/01/34(a)	95,484	101,697
Pool #847308, 2.451%, 07/01/34(a)	195,161	207,654
Pool #1B1889, 2.520%, 07/01/34(a)(b)	21,984,598	23,427,274
Pool #847991, 2.350%, 03/01/35(a)	11,720,393	12,498,851
Pool #848736, 2.371%, 05/01/35(a)(b)	37,325,880	39,556,492
Pool #1H1484, 2.090%, 06/01/35(a)	154,010	162,510
Pool #848797, 2.398%, 07/01/35(a)	4,942,599	5,242,673
Pool #1L0256, 2.375%, 11/01/35(a)(b)	4,997,583	5,340,989
Pool #1Q0025, 2.400%, 02/01/36(a)	4,460,687	4,744,129
Pool #1H2602, 2.350%, 03/01/36(a)	4,626,352	4,931,529
Pool #1N0169, 1.996%, 07/01/36(a)	696,032	734,023
Pool #1Q1407, 2.373%, 07/01/36(a)(b)	13,486,538	14,419,030
Pool #848747, 2.448%, 07/01/36(a)	22,129,582	23,587,945
Pool #848795, 2.441%, 10/01/36(a)	2,253,694	2,398,570
Pool #848569, 2.373%, 11/01/36(a)(b)	18,665,320	19,890,586
Pool #848133, 2.375%, 11/01/36(a)	1,595,642	1,702,817
Pool #1G2585, 2.850%, 12/01/36(a)	170,335	182,594
Pool #1Q1404, 2.354%, 01/01/37(a)	16,609,284	17,675,023
Pool #1J0331, 2.571%, 03/01/37(a)	715,972	769,159
Pool #1Q1195, 2.192%, 05/01/37(a)(b)	20,004,327	21,138,823
Pool #848796, 2.393%, 05/01/37(a)(b)	38,266,022	40,682,308
Pool #1Q1282, 2.137%, 07/01/37(a)	4,629,595	4,923,650
Pool #1N1664, 2.395%, 07/01/37(a)	5,520,037	5,905,355
Pool #1J0533, 2.570%, 07/01/37(a)	32,904	35,179
Pool #848852, 2.420%, 08/01/37(a)	27,185,260	28,880,114
Pool #1Q0652, 2.331%, 02/01/38(a)	2,871,163	3,065,096
Pool #1Q1405, 2.397%, 04/01/39(a)	5,378,794	5,725,479
Pool #1Q1420, 2.470%, 09/01/39(a)	23,163,899	24,783,465
Pool #1B4755, 3.526%, 06/01/40(a)(b)	5,732,523	6,110,675

		371,195,763

Federal National Mortgage Association
Pool #735028, 5.856%, 09/01/14	1,338,787	1,336,394
Pool #735387, 4.909%, 04/01/15	103,401	104,928
Pool #735953, 5.138%, 08/01/15	14,055	14,527
Pool #462011, 5.155%, 08/01/15	127,657	130,486
Pool #465821, 2.900%, 09/01/15	1,031,284	1,049,327
Pool #387590, 4.900%, 09/01/15	1,930,979	1,998,309
Pool #462018, 5.365%, 09/01/15	424,967	436,321
Pool #466534, 2.040%, 11/01/15	1,295,000	1,300,553

See Notes to Schedules of Portfolio Investments.

Pool #745100, 4.846%, 11/01/15	6,692,208	6,925,936
Pool #462085, 5.315%, 11/01/15	4,620,547	4,819,525
Pool #387740, 5.245%, 12/01/15	1,138,054	1,194,163
Pool #467123, 2.760%, 01/01/16	12,500,000	12,771,191
Pool #467141, 2.780%, 01/01/16	6,731,863	6,889,679
Pool #467080, 3.090%, 01/01/16	15,270,000	15,624,418
Pool #467200, 3.360%, 01/01/16	4,741,425	4,741,254
Pool #745504, 5.133%, 02/01/16	3,627,074	3,807,075
Pool #745530, 5.273%, 04/01/16	125,217	132,594
Pool #467607, 3.090%, 05/01/16	4,840,559	4,985,176
Pool #995887, 4.500%, 05/01/16	23,233	24,349
Pool #745727, 5.261%, 05/01/16	4,651,629	4,853,201
Pool #468647, 2.260%, 07/01/16(b)	17,930,000	18,374,827
Pool #462237, 5.525%, 07/01/16	154,839	168,534
Pool #745764, 5.732%, 07/01/16	11,386,374	12,336,866
Pool #468795, 2.470%, 08/01/16	15,200,000	15,634,586
Pool #463420, 4.050%, 09/01/16	6,272,948	6,339,656
Pool #888015, 5.537%, 11/01/16	519,973	562,494
Pool #469673, 2.080%, 12/01/16	5,182,950	5,302,785
Pool #469807, 2.250%, 12/01/16	66,764	68,672
Pool #874196, 5.360%, 12/01/16	730,000	797,747
Pool #470340, 2.090%, 01/01/17	4,452,522	4,561,507
Pool #735745, 5.012%, 01/01/17	513,275	522,469
Pool #464600, 3.735%, 02/01/17	936,547	987,948
Pool #470775, 2.300%, 03/01/17	57,623	59,362
Pool #471016, 1.700%, 04/01/17	50,000	50,947
Pool #874903, 5.520%, 05/01/17	961,415	1,059,102
Pool #889232, 5.495%, 06/01/17	2,989,596	3,286,596
Pool #466009, 2.840%, 09/01/17	1,029,175	1,078,019
Pool #466487, 2.770%, 11/01/17	2,155,203	2,252,913
Pool #888969, 5.932%, 11/01/17	3,031,670	3,432,598
Pool #467010, 3.520%, 01/01/18	5,601,763	5,983,613
Pool #385912, 5.350%, 02/01/18	5,812,428	6,482,694
Pool #467288, 2.800%, 03/01/18	1,614,102	1,691,820
Pool #AM3464, 1.180%, 05/01/18	17,165,000	17,305,312
Pool #AM3462, 1.360%, 05/01/18	11,733,831	11,684,628
Pool #AL0561, 3.743%, 06/01/18	19,692,825	21,304,904
Pool #469334, 0.581%, 10/01/18(a)	5,000,000	4,990,536
Pool #469482, 0.981%, 10/01/18(a)	13,339,191	13,319,068
Pool #469408, 0.901%, 11/01/18(a)(b)	37,819,043	37,762,068
Pool #466263, 2.970%, 11/01/18	6,097,883	6,383,375
Pool #AM6261, 0.372%, 07/01/19(a)(e)	15,370,000	15,370,000
Pool #466804, 0.731%, 12/01/20(a)	13,370,000	13,353,376
Pool #470556, 0.851%, 12/01/20(a)	21,070,000	21,044,247
Pool #469856, 0.941%, 12/01/21(a)(b)	17,690,000	17,663,268
Pool #AM0400, 0.631%, 08/01/22(a)	17,500,000	17,468,453
Pool #AM1102, 0.446%, 10/01/22(a)	26,750,000	26,662,046
Pool #AM1444, 0.416%, 11/01/22(a)	12,807,694	12,765,589
Pool #AM1796, 0.451%, 12/01/22(a)	19,307,305	19,245,729
Pool #AM2292, 0.501%, 01/01/23(a)	36,689,123	36,637,664
Pool #AM2923, 0.491%, 04/01/23(a)	17,335,000	17,291,743
Pool #733703, 2.258%, 08/01/33(a)	2,707,927	2,886,729
Pool #725126, 2.625%, 12/01/33(a)	2,254,372	2,410,932
Pool #793025, 1.928%, 07/01/34(a)	840,522	897,916
Pool #AL0222, 2.319%, 07/01/34(a)	14,037,737	14,940,356
Pool #794939, 1.760%, 10/01/34(a)	27,103	28,201
Pool #745707, 2.311%, 12/01/34(a)	10,108,362	10,769,530
Pool #810896, 1.899%, 01/01/35(a)	41,271	43,486
Pool #AD0064, 1.935%, 01/01/35(a)	14,033,612	14,790,329
Pool #809384, 2.215%, 01/01/35(a)	389,490	392,667

See Notes to Schedules of Portfolio Investments.

Pool #805338, 2.260%, 01/01/35(a)	145,786	146,507
Pool #813718, 2.298%, 01/01/35(a)	10,626,905	11,317,585
Pool #809324, 1.980%, 02/01/35(a)	11,245	11,976
Pool #809772, 2.285%, 02/01/35(a)(b)	282,840	284,679
Pool #814686, 2.100%, 03/01/35(a)	196,412	197,498
Pool #735545, 2.466%, 03/01/35(a)	3,535,319	3,779,679
Pool #AD7165, 1.908%, 04/01/35(a)	2,283,022	2,390,804
Pool #995609, 2.498%, 04/01/35(a)	2,627,868	2,810,566
Pool #822302, 2.455%, 05/01/35(a)	4,819,089	5,142,181
Pool #735766, 2.254%, 07/01/35(a)	758,209	808,032
Pool #735810, 2.763%, 08/01/35(a)	1,365,670	1,461,658
Pool #817467, 1.912%, 09/01/35(a)	3,135,814	3,343,349
Pool #829334, 2.308%, 09/01/35(a)	61,623	65,480
Pool #AL0505, 2.308%, 11/01/35(a)	12,211,028	12,975,258
Pool #AD0377, 1.949%, 01/01/36(a)	2,887,489	3,081,713
Pool #888722, 2.181%, 01/01/36(a)	2,605,296	2,764,701
Pool #995540, 2.290%, 01/01/36(a)(b)	8,786,926	9,355,324
Pool #995542, 2.247%, 02/01/36(a)	4,868,481	5,178,145
Pool #888782, 2.325%, 03/01/36(a)	2,009,517	2,130,203
Pool #AE0329, 2.246%, 06/01/36(a)	1,730,697	1,841,587
Pool #AL2202, 2.345%, 06/01/36(a)	12,243,698	13,062,175
Pool #AL0854, 2.385%, 06/01/36(a)	7,636,904	8,123,319
Pool #AL1535, 2.545%, 06/01/36(a)(b)	20,757,093	22,213,200
Pool #888859, 2.350%, 10/01/36(a)(b)	951,167	1,011,555
Pool #AA3517, 2.200%, 11/01/36(a)	7,112,973	7,563,460
Pool #917290, 2.305%, 11/01/36(a)	3,623,580	3,856,763
Pool #903166, 2.400%, 11/01/36(a)	2,971,578	3,179,699
Pool #AL0968, 2.352%, 12/01/36(a)	19,272,827	20,538,940
Pool #905857, 2.425%, 12/01/36(a)	137,122	146,371
Pool #906216, 2.292%, 01/01/37(a)	2,373,315	2,533,108
Pool #888180, 2.319%, 01/01/37(a)	3,101,770	3,290,879
Pool #535990, 2.376%, 04/01/37(a)	583,010	623,743
Pool #AA3518, 2.197%, 05/01/37(a)	8,658,676	9,144,348
Pool #AL0872, 1.912%, 07/01/37(a)	4,646,809	4,947,228
Pool #AL0960, 2.336%, 07/01/37(a)(b)	19,334,024	20,475,247
Pool #AL1306, 2.304%, 09/01/37(a)	8,239,642	8,788,597
Pool #AE0427, 2.248%, 10/01/37(a)	8,053,861	8,604,970
Pool #AD0380, 2.296%, 10/01/37(a)	10,757,922	11,425,535
Pool #AE0332, 2.279%, 11/01/37(a)	6,814,708	7,282,809
Pool #AL0966, 2.365%, 11/01/37(a)	6,936,497	7,385,198
Pool #AL0967, 2.323%, 04/01/38(a)	18,458,666	19,671,252
Pool #AL0270, 2.270%, 08/01/38(a)	16,734,344	17,819,774
Pool #889807, 2.294%, 08/01/38(a)	9,731,960	10,427,319
Pool #AE0107, 2.321%, 10/01/38(a)	3,944,480	4,236,000
Pool #AE0279, 2.286%, 11/01/38(a)	1,697,623	1,826,763
Pool #AE0057, 2.305%, 02/01/39(a)	6,525,472	6,968,682
Pool #AE0066, 2.284%, 09/01/39(a)(b)	19,380,921	20,708,497
Pool #725874, 2.345%, 09/01/39(a)	85,569	91,152

		836,620,821

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.501%, 12/07/20(a)	1,873,246	1,875,231

Total U.S. Government Agency Mortgages (Cost $1,183,175,095)		1,209,691,815

Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(f)	35,358,128	35,358,128

Total Money Market Fund (Cost $35,358,128)		35,358,128

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $1,811,278,034) — 100.5%	1,840,129,098
Liabilities in Excess of Other Assets — (0.5)%	(8,704,184)

Net Assets — 100.0%	$1,831,424,914

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2014.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Less than 0.05% of Net Assets.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 0.3% of net assets as of June 30, 2014.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At June 30, 2014, the Fund’s open futures contracts were as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation (Depreciation)
90 day Euro Future	Short	$(2,479,591)	September 2015	10	$(2,659)
U.S. Treasury 2 Year Note	Short	(47,163,080)	September 2014	215	(49,577)
U.S. Treasury 5 Year Note	Short	(29,773,478)	September 2014	250	(91,756)
90 day Euro Future	Long	2,479,409	September 2015	10	2,841
90 day Euro Future	Long	10,143,340	December 2015	41	10,823

					$(130,328)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2014

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 97.4%
Alabama 0.5%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	615,756

California 4.7%
California State, GO, 5.000%, 02/01/20	1,945,000	2,308,793
California State, GO, 5.000%, 09/01/33	3,250,000	3,675,685

		5,984,478

District of Columbia 2.8%
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,476,542
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	1,000,000	1,136,350

		3,612,892

Illinois 0.7%
Chicago, Series A, GO, 5.250%, 01/01/33	880,000	925,707

North Carolina 0.8%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,080,964

Virginia 87.9%
Alexandria, Series B, GO, 5.000%, 06/15/20, State Aid Withholding	1,075,000	1,290,032
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE	255,000	275,619
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22	3,700,000	4,267,136
Fairfax County Economic Development Authority, Series A, RB, 5.000%, 10/01/26	1,000,000	1,199,050
Fairfax County Economic Development Authority, Series A, RB, 5.000%, 10/01/34	1,000,000	1,144,930
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	2,810,000	3,089,707
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,475,877
Fairfax County Water Authority, RB, 5.000%, 04/01/27	600,000	705,912
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	2,972,540
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,204,224
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,750,168
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE	4,155,000	4,500,779
Henrico County, GO, 5.000%, 07/15/17	1,450,000	1,641,574
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,441,284
Loudoun County, Series B, GO, 5.000%, 11/01/20	1,000,000	1,182,290
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	1,000,000	1,111,560
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/21	1,125,000	1,351,868
Loudoun County Sanitation Authority, RB, 5.000%, 01/01/22	1,130,000	1,366,848
Loudoun County Sanitation Authority, Water & Sewage, Series A, RB, 5.000%, 01/01/21	2,460,000	2,956,084
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,456,422
Newport News, GO, 5.250%, 07/01/15, State Aid Withholding	1,000,000	1,051,190
Newport News, Series A, GO, 5.000%, 07/15/18, State Aid Withholding	3,000,000	3,486,000
Newport News, Series A, GO, 5.000%, 07/15/33, State Aid Withholding	1,240,000	1,439,628

See Notes to Schedules of Portfolio Investments.

Pittsylvania County, Series B, GO, 5.000%, 03/01/21	1,000,000	1,160,250
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,168,500
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,446,650
Prince County William, GO, 5.000%, 08/01/16, State Aid Withholding	1,035,000	1,135,695
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,572,631
Richmond, Series A, GO, 5.000%, 07/15/27	1,375,000	1,574,485
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,968,756
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,115,730
Suffolk, GO, 5.000%, 06/01/20, State Aid Withholding	1,545,000	1,837,499
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF	2,380,000	2,487,624
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, Pre-refunded 09/01/2016 @ 100, ST INTERCEPT	155,000	170,550
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 09/01/17, ST INTERCEPT	2,845,000	3,108,959
Virginia College Building Authority, Educational Facilities Project, Series A, RB, 5.000%, 02/01/26	2,750,000	3,208,342
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,700,000	2,027,539
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21	3,950,000	4,593,771
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/20, ST APPROP	2,085,000	2,475,625
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/25, ST APPROP	2,750,000	3,172,428
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,656,020
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,309,956
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31, Pre-refunded 08/01/2021 @ 100	10,000	12,153
Virginia Public Building Authority, Series A, RB, 5.000%, 08/01/31	1,240,000	1,424,028
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP	4,000,000	4,702,720
Virginia Public School Authority, RB, 5.000%, 08/01/18, State Aid Withholding	4,000,000	4,646,200
Virginia Public School Authority, RB, 5.000%, 08/01/22, State Aid Withholding	3,400,000	4,121,990
Virginia Public School Authority, Series A, RB, 5.000%, 08/01/27, State Aid Withholding	2,060,000	2,434,158
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,280,600
Virginia Resources Authority, RB, 5.000%, 10/01/21	2,865,000	3,482,407
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,240,633
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/28	3,300,000	3,863,508
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series B, RB, 5.000%, 11/01/20	305,000	366,961

		112,127,090

Total Municipal Bonds (Cost $117,699,666)		124,346,887

Money Market Fund 1.5%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(b)	1,895,709	1,895,709

Total Money Market Fund (Cost $1,895,709)		1,895,709

Total Investments (Cost $119,595,375) — 98.9%		126,242,596
Other Assets in Excess of Liabilities — 1.1%		1,395,146

Net Assets — 100.0%		$127,637,742

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2014.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2014.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation
ST INTERCEPT	– State Interception

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2014: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). RidgeWorth Investments (“Investment Adviser”) serves as the investment adviser to the Funds. Effective June 2, 2014 the employees of the Investment Adviser, in partnership with affiliated investment funds of Lightyear Capital, a private equity firm, acquire all outstanding equity securities of the Adviser from SunTrust Banks, Inc.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation - Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustee of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•

Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Publicly-traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid prices as of the close of business of that market and such securities are considered Level 2 in the fair value hierarchy. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded and such securities may be considered Level 1 in the fair value hierarchy. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade and such securities may be considered Level 1 in the fair value hierarchy. Centrally cleared credit default and interest rate swaps are valued at the price determined by the relevant exchange and such securities may be considered Level 2 in the fair value hierarchy. Forward foreign exchange contracts are valued using daily forward exchange rates and such securities may be considered Level 2 in the fair value hierarchy.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds will value the security as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value, and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of June 30, 2014:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Aggressive Growth Stock Fund
Assets
Common Stocks[1]	$49,753,290	$—	$—	$49,753,290

Total Investments	49,753,290	—	—	49,753,290

International Equity Fund
Assets
Common Stocks[1]	27,434,672	—	—	27,434,672
Preferred Stock[1]	575,689	—	—	575,689

Short-Term Investment	—	288,859	—		288,859
Money Market Fund	367,439	—	—		367,439

Total Investments	28,377,800	288,859	—		28,666,659

International Equity Index Fund
Assets
Common Stocks[1]	51,219,259	—	0	[4]	51,219,259
Preferred Stocks[1]	503,701	—	—		503,701
Rights[1]	147	—	0	[4]	147
Exchange Traded Funds	266,860	—	—		266,860
Trust	12,847	—	—		12,847
Short-Term Investment	—	206,803	—		206,803
Money Market Fund	90,730	—	—		90,730

Total Investments	52,093,544	206,803	0	[4]	52,300,347

Large Cap Growth Stock Fund
Assets
Common Stocks[1]	278,123,418	—	—		278,123,418
Short-Term Investment	—	6,844,750	—		6,844,750
Money Market Fund	1,426,988	—	—		1,426,988

Total Investments	279,550,406	6,844,750	—		286,395,156

Large Cap Value Equity Fund
Assets
Common Stocks[1]	2,292,566,483	—	—		2,292,566,483
Money Market Fund	31,403,031	—	—		31,403,031

Total Investments	2,323,969,514	—	—		2,323,969,514

Mid-Cap Value Equity Fund
Assets
Common Stocks[1]	4,086,521,317	—	—		4,086,521,317
Short-Term Investment	—	164,854,350	—		164,854,350
Money Market Fund	101,277,461	—	—		101,277,461

Total Investments	4,187,798,778	164,854,350	—		4,352,653,128

Select Large Cap Growth Stock Fund
Assets
Common Stocks[1]	20,296,983	—	—		20,296,983
Money Market Fund	25,437	—	—		25,437

Total Investments	20,322,420	—	—		20,322,420

Small Cap Growth Stock Fund
Assets
Common Stocks[1]	173,008,343	—	—		173,008,343
Short-Term Investment	—	13,039,050	—		13,039,050
Money Market Fund	832,362	—	—		832,362

Total Investments	173,840,705	13,039,050	—		186,879,755

Small Cap Value Equity Fund
Assets
Common Stocks[1]	1,695,517,609	—	—		1,695,517,609
Money Market Fund	1,190,727	—	—		1,190,727

Total Investments	1,696,708,336	—	—		1,696,708,336

Aggressive Growth Allocation Strategy
Assets
Equity Funds	13,907,227	—	—		13,907,227
Fixed Income Funds	2,081,747	—	—		2,081,747

Exchange Traded Funds	3,192,993	—	—	3,192,993
Money Market Fund	176,539	—	—	176,539

Total Investments	19,358,506	—	—	19,358,506

Conservative Allocation Strategy
Assets
Equity Funds	18,228,398	—	—	18,228,398
Fixed Income Funds	33,076,611	—	—	33,076,611
Exchange Traded Funds	10,621,807	—	—	10,621,807
Money Market Fund	575,256	—	—	575,256

Total Investments	62,502,072	—	—	62,502,072

Growth Allocation Strategy
Assets
Equity Funds	41,646,171	—	—	41,646,171
Fixed Income Funds	12,590,432	—	—	12,590,432
Exchange Traded Funds	11,587,676	—	—	11,587,676
Money Market Fund	602,350	—	—	602,350

Total Investments	66,426,629	—	—	66,426,629

Moderate Allocation Strategy
Assets
Equity Funds	63,372,606	—	—	63,372,606
Fixed Income Funds	48,803,975	—	—	48,803,975
Exchange Traded Funds	25,342,188	—	—	25,342,188
Money Market Fund	1,093,659	—	—	1,093,659

Total Investments	138,612,428	—	—	138,612,428

Core Bond Fund
Assets
Asset-Backed Securities[1]	—	6,337,398	—	6,337,398
Collateralized Mortgage Obligations[1]	—	16,378,972	—	16,378,972
Corporate Bonds[1]	—	47,497,527	—	47,497,527
Municipal Bond[2]	—	1,940,920	—	1,940,920
U.S. Government Agency Mortgages[1]	—	50,767,554	—	50,767,554
U.S. Treasury Obligations[1]	—	76,367,353	—	76,367,353
Foreign Government Bonds[1]	—	2,343,875	—	2,343,875
Short-Term Investment	—	522,000	—	522,000
Money Market Fund	5,672,573	—	—	5,672,573

Total Investments	5,672,573	202,155,599	—	207,828,172

Corporate Bond Fund
Assets
Corporate Bonds[1]	—	37,381,328	—	37,381,328
Short-Term Investment	—	590,440	—	590,440
Money Market Fund	642,535	—	—	642,535

Total Investments	642,535	37,971,768	—	38,614,303

Other Financial Instruments[3]
Liabilities
Credit Default Swap Contracts
Credit Risk	—	(3,139)	—	(3,139)

Total Liabilities	—	(3,139)	—	(3,139)

Georgia Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	124,521,979	—	124,521,979
Money Market Fund	2,471,332	—	—	2,471,332

Total Investments	2,471,332	124,521,979	—	126,993,311

High Grade Municipal Bond Fund
Assets
Municipal Bonds[2]	—	69,383,618	—		69,383,618
Money Market Fund	17,194,815	—	—		17,194,815

Total Investments	17,194,815	69,383,618	—		86,578,433

High Income Fund
Assets
Bank Loans[1]	—	45,795,556	—		45,795,556
Corporate Bonds[1]	—	866,488,568	0	[4]	866,488,568
Convertible Corporate Bond[1]	—	2,287,106	—		2,287,106
Municipal Bonds[2]	—	8,726,238	—		8,726,238
Preferred Stock[1]	3,306,303	—	—		3,306,303
Common Stocks[1]	8,307,691	337,709	—		8,645,400
Short-Term Investment	—	103,583,653	—		103,583,653
Money Market Fund	131,801,877	—	—		131,801,877

Total Investments	143,415,871	1,027,218,830	0	[4]	1,170,634,701

Intermediate Bond Fund
Assets
Collateralized Mortgage Obligations[1]	—	5,036,795	—		5,036,795
Corporate Bonds[1]	—	82,288,938	—		82,288,938
Municipal Bond[2]	—	6,085,662	—		6,085,662
U.S. Government Agency Mortgages[1]	—	3,858,012	—		3,858,012
U.S. Treasury Obligations[1]	—	228,530,152	—		228,530,152
Foreign Government Bonds[1]	—	4,852,512	—		4,852,512
Short-Term Investment	—	5,145,760	—		5,145,760
Money Market Fund	9,315,989	—	—		9,315,989

Total Investments	9,315,989	335,797,831	—		345,113,820

Investment Grade Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	657,735,161	—		657,735,161
Money Market Fund	71,268,960	—	—		71,268,960

Total Investments	71,268,960	657,735,161	—		729,004,121

Limited Duration Fund
Assets
Asset-Backed Securities[1]	—	2,765,641	—		2,765,641
Collateralized Mortgage Obligations[1]	—	3,715,791	—		3,715,791
Money Market Fund	166,856	—	—		166,856

Total Investments	166,856	6,481,432	—		6,648,288

Limited-Term Federal Mortgage Securities Fund
Assets
Collateralized Mortgage Obligations[1]	—	1,327,500	—		1,327,500
U.S. Government Agency Mortgages[1]	—	7,361,790	—		7,361,790
U.S. Treasury Obligations[1]	—	803,209	—		803,209
Money Market Fund	184,401	—	—		184,401

Total Investments	184,401	9,492,499	—		9,676,900

North Carolina Tax-Exempt Bond Fund
Assets
Municipal Bonds[2]	—	36,376,706	—		36,376,706
Money Market Fund	1,167,827	—	—		1,167,827

Total Investments	1,167,827	36,376,706	—		37,544,533

Seix Floating Rate High Income Fund
Assets
Bank Loans[1]	—	7,556,201,201	—		7,556,201,201
Corporate Bonds[1]	—	422,781,855	0	[4]	422,781,855
Municipal Bonds[2]	—	31,864,905	—		31,864,905
Preferred Stock[1]	2,566,883	—	—		2,566,883
Common Stock[1]	—	440,111	—		440,111
Money Market Fund	591,584,816	—	—		591,584,816

Total Investments	594,151,699	8,011,288,072	0	[4]	8,605,439,771

Seix High Yield Fund
Assets
Bank Loans[1]	—	58,572,836	—		58,572,836
Corporate Bonds[1]	—	895,845,256	—		895,845,256
Short-Term Investment	—	91,073,418	—		91,073,418
Money Market Fund	111,535,433	—	—		111,535,433

Total Investments	111,535,433	1,045,491,510	—		1,157,026,943

Short-Term Bond Fund
Assets
Asset-Backed Securities[1]	—	4,093,513	—		4,093,513
Collateralized Mortgage Obligations[1]	—	9,727,400	—		9,727,400
Corporate Bonds[1]	—	14,442,828	—		14,442,828
Municipal Bonds[2]	—	1,258,531	—		1,258,531
U.S. Government Agency Mortgages[1]	—	2,021,137	—		2,021,137
U.S. Treasury Obligation[1]	—	7,092,869	—		7,092,869
Money Market Fund	1,574,139	—	—		1,574,139

Total Investments	1,574,139	38,636,278	—		40,210,417

Short-Term Municipal Bond Fund
Assets
Municipal Bonds[2]	—	37,788,948	—		37,788,948
Money Market Fund	4,635,108	—	—		4,635,108

Total Investments	4,635,108	37,788,948	—		42,424,056

Short-Term U.S. Treasury Securities Fund
Assets
U.S. Treasury Obligations[1]	—	8,759,543	—		8,759,543
Money Market Fund	43,634	—	—		43,634

Total Investments	43,634	8,759,543	—		8,803,177

Total Return Bond Fund
Assets
Asset-Backed Securities[1]	—	28,103,379	—		28,103,379
Collateralized Mortgage Obligations[1]	—	80,214,989	—		80,214,989
Bank Loans[1]	—	47,377,305	—		47,377,305
Corporate Bonds[1]	—	223,910,165	—		223,910,165
Municipal Bond[2]	—	8,632,945	—		8,632,945
U.S. Government Agency Mortgages[1]	—	243,913,838	—		243,913,838
U.S. Treasury Obligation[1]	—	335,335,807	—		335,335,807
Foreign Government Bonds	—	10,791,880	—		10,791,880
Short-Term Investment	—	2,615,800	—		2,615,800
Money Market Fund	47,915,038	—	—		47,915,038

Total Investments	47,915,038	980,896,108	—		1,028,811,146

Other Financial Instruments[3]
Interest Rate Swaps
Interest Rate Risk	—	134,363	—		134,363
Forward Foreign Currency Contracts
Foreign Currency Risk	—	617,489	—		617,489

Total Assets	47,915,038	981,647,960	—		1,029,562,998

Liabilities
Credit Default Swap Contracts
Credit Risk	—	(83,708)	—	(83,708)
Interest Rate Swaps
Interest Rate Risk	—	(76,038)	—	(76,038)
Forward Foreign Currency Contracts
Foreign Currency Risk	—	(330,944)	—	(330,944)

Total Liabilities	—	(490,690)	—	(490,690)

Ultra-Short Bond Fund
Assets
Asset-Backed Securities[1]	—	18,095,913	—	18,095,913
Collateralized Mortgage Obligations[1]	—	35,067,252	—	35,067,252
Corporate Bonds[1]	—	78,230,367	—	78,230,367
Municipal Bonds[2]	—	3,452,477	—	3,452,477
U.S. Government Agency Mortgages[1]	—	10,251,140	—	10,251,140
Money Market Fund	633,405	—	—	633,405

Total Investments	633,405	145,097,149	—	145,730,554

Other Financial Instruments[3]
Liabilities
Futures Contracts
Interest Rate Risk	(6,962)	—	—	(6,962)

Total Liabilities	(6,962)	—	—	(6,962)

U.S. Government Securities Fund
Assets
U.S. Treasury Obligations[1]	—	20,454,410	—	20,454,410
Money Market Fund	461,361	—	—	461,361

Total Investments	461,361	20,454,410	—	20,915,771

U.S. Government Securities Ultra-Short Bond Fund
Assets
Asset-Backed Security[1]	—	1,412,991	—	1,412,991
Collateralized Mortgage Obligations[1]	—	593,666,164	—	593,666,164
Corporate Bonds[1]	—	15,370,000	—	15,370,000
U.S. Government Agency Mortgages[1]	—	1,194,321,815	—	1,194,321,815
Money Market Fund	35,358,128	—	—	35,358,128

Total Investments	35,358,128	1,804,770,970	—	1,840,129,098

Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	13,664	—	—	13,664

Total Assets	35,371,792	1,804,770,970	—	1,840,142,762

Liabilities
Futures Contracts
Interest Rate Risk	(143,992)	—	—	(143,992)

Total Liabilities	(143,992)	—	—	(143,992)

Virginia Intermediate Municipal Bond Fund
Assets
Municipal Bonds[2]	—	124,346,887	—	124,346,887
Money Market Fund	1,895,709	—	—	1,895,709

Total Investments	1,895,709	124,346,887	—	126,242,596

1	Please see the Schedules for Sector or Country Classifications.
2	Please see the Schedules for State Classifications.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts, futures and interest rate swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of June 30, 2014, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. Each of these securities are Board fair valued securities for the period ended June 30, 2014. The Level 3 securities comprised 0.0% of net assets of each Fund. As such, the Level 3 roll forward and change in unrealized appreciation/depreciation of Level 3 securities held at period end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2014, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments — Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2014 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts — Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts — Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swap contracts involves risks that are different from those associated with ordinary portfolio transactions. Swap contracts may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

OTC swap contracts are marked-to-market daily using an independent pricing vendor and changes in value are recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Fund’s Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedules of Portfolio

Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts. Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statements of Operations.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contact to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a defined credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules of Portfolio Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. The quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk for CDS contracts on asset-backed securities and credit indices.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that a Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

In accordance with the exemptive order obtained from the SEC, the Funds pool their money in joint trading account, as described below. The cash collateral received is aggregated in a joint account by the Funds, providing RidgeWorth Investments a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. The Funds are joint participants with other affiliated Funds of the Trust that are not presented in this report. As of June 30, 2014, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending as of June 30, 2014 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	88,101,993	$88,101,993
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	301,169,713	301,169,713

Total Investments (Cost $389,271,706)		389,271,706

Amount due to Lending Agent		(42,807)

Net Investment Value		$389,228,899

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”). These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. In addition, bank loans generally are subject to extended settlement periods, which may impair the Fund’s ability to sell or realize the full value of its loans in the event of a need to liquidate such loans. As of June 30, 2014, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments which are presented in the Funds’ Schedule.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of June 30, 2014, the Funds’ did not have any restricted securities.

(m) When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s NAV if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules of Portfolio Investments.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(r) Line of Credit —The Funds entered into a committed unsecured revolving line of credit agreement (“LOC”) with State Street Bank and Trust (“State Street Bank”) for an aggregate amount of $100,000,000. The proceeds may be used only to (1) temporarily finance the purchase and sale of securities; or (2) finance the redemption of shares of the Funds. The Funds will pay a commitment fee to State Street Bank in the amount of 0.10% per annum on the daily unused portion of the LOC. Borrowings under the LOC will accrue interest at the higher of (a) the Federal Funds Rate, or (b) the One-month LIBOR Rate, plus 1.25% per annum. Generally, repayments must be made within 60 days of the borrowings.

3. Tax Basis of Investments

As of June 30, 2014 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$31,441,567	$19,038,526	$(726,803)	$18,311,723
International Equity Fund	20,942,347	8,033,317	(309,005)	7,724,312
International Equity Index Fund	28,310,814	26,098,714	(2,109,181)	23,989,533
Large Cap Growth Stock Fund	164,902,186	123,610,625	(2,117,655)	121,492,970
Large Cap Value Equity Fund	1,746,231,396	580,822,994	(3,084,876)	577,738,118
Mid-Cap Value Equity Fund	3,677,862,224	706,347,872	(31,556,968)	674,790,904
Select Large Cap Growth Stock Fund	13,029,625	7,333,830	(41,035)	7,292,795
Small Cap Growth Stock Fund	150,746,204	41,985,499	(5,851,948)	36,133,551
Small Cap Value Equity Fund	1,251,370,602	464,045,801	(18,708,067)	445,337,734
Aggressive Growth Allocation Strategy	14,678,775	4,720,562	(40,831)	4,679,731
Conservative Allocation Strategy	57,383,982	5,302,919	(184,829)	5,118,090
Growth Allocation Strategy	52,202,147	14,236,761	(12,279)	14,224,482
Moderate Allocation Strategy	114,600,662	24,027,187	(15,421)	24,011,766
Core Bond Fund	203,928,114	4,169,980	(269,922)	3,900,058
Corporate Bond Fund	37,188,815	1,545,097	(119,609)	1,425,488
Georgia Tax-Exempt Bond Fund	119,784,429	7,289,388	(80,506)	7,208,882
High Grade Municipal Bond Fund	82,234,645	4,365,574	(21,786)	4,343,788
High Income Fund	1,135,413,353	44,615,986	(9,394,638)	35,221,348
Intermediate Bond Fund	341,416,436	3,846,588	(149,204)	3,697,384
Investment Grade Tax-Exempt Bond Fund	688,749,858	40,346,152	(91,889)	40,254,263
Limited Duration Fund	6,633,121	17,832	(2,665)	15,167
Limited-Term Federal Mortgage Securities Fund	9,500,460	204,619	(28,179)	176,440
North Carolina Tax-Exempt Bond Fund	35,807,476	1,737,936	(879)	1,737,057
Seix Floating Rate High Income Fund	8,548,759,115	88,130,128	(31,449,472)	56,680,656
Seix High Yield Fund	1,109,728,712	50,102,755	(2,804,524)	47,298,231
Short-Term Bond Fund	39,958,421	271,847	(19,851)	251,996
Short-Term Municipal Bond Fund	42,245,612	187,970	(9,526)	178,444
Short-Term U.S. Treasury Securities Fund	8,782,657	28,275	(7,755)	20,520
Total Return Bond Fund	1,009,215,537	20,939,450	(1,343,841)	19,595,609
Ultra-Short Bond Fund	145,260,771	548,320	(78,537)	469,783
U.S. Government Securities Fund	20,616,846	335,526	(36,601)	298,925
U.S. Government Securities Ultra-Short Bond Fund	1,811,278,034	30,081,534	(1,230,470)	28,851,064
Virginia Intermediate Municipal Bond Fund	119,595,375	6,651,888	(4,667)	6,647,221

4. Investments in Affiliated Issuers

Affiliated holdings are holdings in mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period ended June 30, 2014, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at June 30, 2014	Value at June 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Corporate Bond Fund	485	3	224	264	$2,375	$23	$—	$(94)
RidgeWorth High Income Fund	18,815	1,209	2,605	17,419	128,204	1,801	—	113
RidgeWorth Intermediate Bond Fund	151	1	—	152	1,495	5	—	—
RidgeWorth International Equity Fund	101,668	—	8,132	93,536	1,181,360	—	—	10,338
RidgeWorth International Equity Index Fund	5,009	—	—	5,009	29,351	—	—	—
RidgeWorth Large Cap Growth Stock Fund	561,107	2,962	26,098	537,971	5,455,030	—	—	(30,428)
RidgeWorth Large Cap Value Equity Fund	235,151	681	9,559	226,273	4,059,344	—	—	45,952
RidgeWorth Mid-Cap Value Equity Fund	121,106	2,376	8,305	115,177	1,724,207	—	—	27,490
RidgeWorth Seix Floating Rate High Income Fund	15,129	1,372	1,076	15,425	139,906	1,419	—	(6)

RidgeWorth Seix High Yield Fund	14,652	192	1,898	13,019	131,366	1,928	—	74
RidgeWorth Select Large Cap Growth Stock Fund	2,832	—	—	2,832	83,958	—	—	—
RidgeWorth Small Cap Growth Stock Fund	43,703	828	2,948	41,583	685,712	—	—	(1,398)
RidgeWorth Small Cap Value Equity Fund	38,938	729	2,604	37,063	688,265	—	—	16,660
RidgeWorth Total Return Bond Fund	147,878	7,362	6,841	148,399	1,573,032	10,225	—	(3,460)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	8,213	3,572	1,383	10,402	105,369	170	—	(79)

Total					$15,988,974	$15,571	$—	$65,162

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at June 30, 2014	Value at June 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Conservative Allocation Strategy
RidgeWorth Corporate Bond Fund	10,004	45	5,514	4,535	$40,817	$399	$—	$(2,001)
RidgeWorth High Income Fund	303,026	3,796	35,920	270,902	1,993,839	27,749	—	5,123
RidgeWorth Intermediate Bond Fund	1,337	4	—	1,341	13,213	45	—	—
RidgeWorth International Equity Fund	116,873	—	2,876	113,997	1,439,786	—	—	1,953
RidgeWorth International Equity Index Fund	8,364	—	—	8,364	49,016	—	—	—
RidgeWorth Large Cap Growth Stock Fund	714,697	8,613	12,843	710,467	7,204,139	—	—	(35,075)
RidgeWorth Large Cap Value Equity Fund	299,976	3,970	5,680	298,266	5,350,895	—	—	2,173
RidgeWorth Mid-Cap Value Equity Fund	153,775	1,800	3,556	152,019	2,275,721	—	—	1,278
RidgeWorth Seix Floating Rate High Income Fund	237,199	6,253	3,422	240,030	2,177,076	21,679	—	(582)
RidgeWorth Seix High Yield Fund	233,435	3,017	33,813	202,639	2,044,630	30,260	—	5,464
RidgeWorth Select Large Cap Growth Stock Fund	3,818	—	107	3,711	110,042	—	—	659
RidgeWorth Small Cap Growth Stock Fund	54,754	703	1,277	54,180	893,433	—	—	(1,224)
RidgeWorth Small Cap Value Equity Fund	49,273	622	1,141	48,754	905,366	—	—	2,325
RidgeWorth Total Return Bond Fund	2,436,650	15,499	78,534	2,373,615	25,160,316	163,782	—	(38,527)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	129,608	40,362	7,411	162,559	1,646,720	2,519	—	94

Total					$51,305,009	$246,433	$—	$(58,340)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at June 30, 2014	Value at June 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Growth Allocation Strategy
RidgeWorth Corporate Bond Fund	1,253	7	560	700	$6,301	$60	$—	$(202)
RidgeWorth High Income Fund	118,209	1,500	14,555	105,154	773,935	10,967	—	1,258
RidgeWorth Intermediate Bond Fund	163	1	—	164	1,612	5	—	—
RidgeWorth International Equity Fund	284,177	—	11,343	272,834	3,445,897	—	—	7,498
RidgeWorth International Equity Index Fund	7,110	—	—	7,110	41,664	—	—	—
RidgeWorth Large Cap Growth Stock Fund	1,633,141	17,036	55,278	1,594,899	16,172,275	—	—	(79,105)
RidgeWorth Large Cap Value Equity Fund	692,219	8,453	23,338	677,334	12,151,367	—	—	18,420

RidgeWorth Mid-Cap Value Equity Fund	358,553	3,028	12,906	348,675	5,219,669	—	—	11,220
RidgeWorth Seix Floating Rate High Income Fund	98,806	2,075	7,417	93,464	847,717	8,782	—	(808)
RidgeWorth Seix High Yield Fund	87,054	2,314	10,527	78,841	795,508	11,265	—	9,595
RidgeWorth Select Large Cap Growth Stock Fund	16,475	36	—	16,511	489,545	—	—	—
RidgeWorth Small Cap Growth Stock Fund	127,507	1,328	4,651	124,184	2,047,792	—	—	(4,734)
RidgeWorth Small Cap Value Equity Fund	114,855	1,162	4,118	111,899	2,077,962	—	—	19,945
RidgeWorth Total Return Bond Fund	939,499	5,985	47,081	898,403	9,523,075	63,238	—	(14,693)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	51,162	15,305	3,063	63,404	642,284	1,018	—	(39)

Total					$54,236,603	$95,335	$—	$(31,645)

Name of Affiliated Issuer	Share Balance at March 31, 2014	Purchases	Sales	Share Balance at June 30, 2014	Value at June 30, 2014	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund	3,590	15	3,124	481	$4,330	$135	$—	$(865)
RidgeWorth High Income Fund	522,306	5,995	117,015	411,286	3,027,064	43,811	—	43,552
RidgeWorth Intermediate Bond Fund	1,353	5	—	1,358	13,372	46	—	—
RidgeWorth International Equity Fund	453,632	—	39,808	413,824	5,226,594	—	—	26,472
RidgeWorth International Equity Index Fund	13,499	—	—	13,499	79,104	—	—	—
RidgeWorth Large Cap Growth Stock Fund	2,674,912	25,067	218,172	2,481,807	25,165,521	—	—	(322,833)
RidgeWorth Large Cap Value Equity Fund	1,113,327	12,259	93,282	1,032,304	18,519,531	—	—	408,372
RidgeWorth Mid-Cap Value Equity Fund	574,336	5,272	46,514	533,094	7,980,422	—	—	179,000
RidgeWorth Seix Floating Rate High Income Fund	390,746	4,271	30,159	364,858	3,309,261	33,673	—	(5,366)
RidgeWorth Seix High Yield Fund	401,805	4,728	99,011	307,522	3,102,900	47,416	—	153,788
RidgeWorth Select Large Cap Growth Stock Fund	7,493	—	695	6,798	201,568	—	—	6,273
RidgeWorth Small Cap Growth Stock Fund	201,617	1,745	15,707	187,655	3,094,430	—	—	20,966
RidgeWorth Small Cap Value Equity Fund	179,927	1,546	14,244	167,229	3,105,436	—	—	96,463
RidgeWorth Total Return Bond Fund	3,636,736	33,652	194,142	3,476,246	36,848,210	238,658	—	(83,443)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	214,411	59,925	27,659	246,677	2,498,838	3,879	—	361

Total					$112,176,581	$367,618	$—	$522,740

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined, except as set forth below, that there are no material events that would require disclosure through this date.

At a meeting held on May 20, 2014, the Board approved the reorganization of the RidgeWorth Short-Term U.S. Treasury Securities Fund (the “Target Fund”) into the RidgeWorth U.S. Government Securities Ultra-Short Bond Fund (the “Acquiring Fund”), a separate series of the Trust. The reorganization was effective at the close of business on July 31, 2014. Each shareholder of the A, C and I Shares of the Target Fund became a shareholder of the Acquiring Fund, and received I Shares of the Acquiring Fund in an amount equal in value to the shares of the Fund the shareholder had immediately before the reorganization.

On July 24, 2014, the Funds agreed to an amended LOC with State Street Bank for an aggregate committed line available of $250,000,000. The Funds will pay a commitment fee to State Street Bank in the amount of 0.11% per annum on the daily unused portion of the LOC.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 26, 2014

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date: August 26, 2014